UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 – September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2022

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x STRATEGY FUND	9
INVERSE S&P 500® 2x STRATEGY FUND	21
NASDAQ-100® 2x STRATEGY FUND	28
INVERSE NASDAQ-100® 2x STRATEGY FUND	36
DOW 2x STRATEGY FUND	43
INVERSE DOW 2x STRATEGY FUND	50
RUSSELL 2000® 2x STRATEGY FUND	57
INVERSE RUSSELL 2000® 2x STRATEGY FUND	83
NOTES TO FINANCIAL STATEMENTS	90
OTHER INFORMATION	104
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	109
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	115
LIQUIDITY RISK MANAGEMENT PROGRAM	118

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2022

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2022.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

These funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2022

Equity and fixed income markets declined during the six-month period ended September 30, 2022, amid continued market volatility, Federal Reserve policy, and global economic headwinds.

The Federal Reserve (the “Fed”) has abandoned talk of a soft or even “softish” landing, with the latest Summary of Economic Projections pointing to a 90-basis-point rise in the unemployment rate, an increase never before experienced without a recession. One basis point equals 0.01%. The seemingly endless string of upside inflation surprises has cemented the Fed’s view that the labor market needs to soften and economic activity needs to weaken further, which could require interest rates heading even higher.

Signs are indicating that the economy is heading in the direction the Fed wants. While gross domestic product (“GDP”) rebounded in the third quarter of 2022 to an inflation-adjusted 2.6%, private domestic demand (consumption and fixed investment) continued to slow, growing just 0.1%. The slowdown was led by a significant contraction in housing activity, historically the first sector to be hit by rising rates, cutting about 1.4 percentage points from GDP’s growth rate. The sharp tightening in financial conditions indicates a broader economic slowdown is ahead, which may help to loosen up the labor market. Signs of a labor market slowdown are already evident, with monthly job growth at less than half the pace of early 2022, wage growth cooling, and job openings falling sharply.

Inflation remains high, but a variety of factors point to a substantial moderation in 2023. Goods prices have stopped rising, and supply chain improvement and input and import costs suggest outright deflation could lie ahead. Services inflation is now the main price stability concern, but even the Bureau of Labor Statistics and several Fed speakers have acknowledged that the lagged data on home rental prices doesn’t reflect the sharp slowdown in market rents that has taken place (and that would start to show up in the data next year).

With the economy cooling and inflation likely to fall, it is fair to expect that rate hikes are nearly coming to an end, particularly with rising strains in financial markets and overseas. But having been repeatedly burned by expectations that inflation would cool and fearing a replay of the “stop-start” rate hike campaigns of the 1970s, the Fed will likely err on the side of overdoing it with rate hikes, viewing a recession as the “least bad” outcome for the economy.

For the six-month period ended September 30, 2022, the S&P 500® Index* returned -20.20%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -22.51%. The return of the MSCI Emerging Markets Index* was -21.70%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -9.22% return for the six-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -10.41%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.57% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2022

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2022 and ending September 30, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.81%	(39.56%)	$ 1,000.00	$ 604.40	$ 7.28
C-Class	2.56%	(39.79%)	1,000.00	602.10	10.28
H-Class	1.81%	(39.56%)	1,000.00	604.40	7.28
Inverse S&P 500® 2x Strategy Fund
A-Class	1.91%	44.80%	1,000.00	1,448.00	11.72
C-Class	2.71%	44.29%	1,000.00	1,442.90	16.60
H-Class	1.97%	44.87%	1,000.00	1,448.70	12.09
NASDAQ-100® 2x Strategy Fund
A-Class	1.85%	(48.94%)	1,000.00	510.60	7.01
C-Class	2.60%	(49.14%)	1,000.00	508.60	9.83
H-Class	1.84%	(48.94%)	1,000.00	510.60	6.97
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	2.38%	56.16%	1,000.00	1,561.60	15.28
C-Class	3.03%	55.50%	1,000.00	1,555.00	19.41
H-Class	2.23%	56.28%	1,000.00	1,562.80	14.33
Dow 2x Strategy Fund
A-Class	1.85%	(32.74%)	1,000.00	672.60	7.76
C-Class	2.60%	(32.99%)	1,000.00	670.10	10.89
H-Class	1.86%	(32.75%)	1,000.00	672.50	7.80
Inverse Dow 2x Strategy Fund
A-Class	1.93%	35.84%	1,000.00	1,358.40	11.41
C-Class	2.64%	35.36%	1,000.00	1,353.60	15.58
H-Class	1.94%	35.79%	1,000.00	1,357.90	11.47
Russell 2000® 2x Strategy Fund
A-Class	1.86%	(38.27%)	1,000.00	617.30	7.54
C-Class	2.60%	(38.49%)	1,000.00	614.90	10.53
H-Class	1.87%	(38.28%)	1,000.00	617.20	7.58
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.92%	36.27%	1,000.00	1,362.70	11.37
C-Class	2.63%	35.80%	1,000.00	1,358.00	15.55
H-Class	1.96%	36.19%	1,000.00	1,361.90	11.61

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.81%	5.00%	$ 1,000.00	$ 1,015.99	$ 9.15
C-Class	2.56%	5.00%	1,000.00	1,012.23	12.91
H-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
Inverse S&P 500® 2x Strategy Fund
A-Class	1.91%	5.00%	1,000.00	1,015.49	9.65
C-Class	2.71%	5.00%	1,000.00	1,011.48	13.67
H-Class	1.97%	5.00%	1,000.00	1,015.19	9.95
NASDAQ-100® 2x Strategy Fund
A-Class	1.85%	5.00%	1,000.00	1,015.79	9.35
C-Class	2.60%	5.00%	1,000.00	1,012.03	13.11
H-Class	1.84%	5.00%	1,000.00	1,015.84	9.30
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
C-Class	3.03%	5.00%	1,000.00	1,009.88	15.27
H-Class	2.23%	5.00%	1,000.00	1,013.89	11.26
Dow 2x Strategy Fund
A-Class	1.85%	5.00%	1,000.00	1,015.79	9.35
C-Class	2.60%	5.00%	1,000.00	1,012.03	13.11
H-Class	1.86%	5.00%	1,000.00	1,015.74	9.40
Inverse Dow 2x Strategy Fund
A-Class	1.93%	5.00%	1,000.00	1,015.39	9.75
C-Class	2.64%	5.00%	1,000.00	1,011.83	13.31
H-Class	1.94%	5.00%	1,000.00	1,015.34	9.80
Russell 2000® 2x Strategy Fund
A-Class	1.86%	5.00%	1,000.00	1,015.74	9.40
C-Class	2.60%	5.00%	1,000.00	1,012.03	13.11
H-Class	1.87%	5.00%	1,000.00	1,015.69	9.45
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.92%	5.00%	1,000.00	1,015.44	9.70
C-Class	2.63%	5.00%	1,000.00	1,011.88	13.26
H-Class	1.96%	5.00%	1,000.00	1,015.24	9.90

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2022 to September 30, 2022.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	5.6%
Microsoft Corp.	4.6%
Amazon.com, Inc.	2.7%
Tesla, Inc.	1.9%
Alphabet, Inc. — Class A	1.5%
Alphabet, Inc. — Class C	1.4%
Berkshire Hathaway, Inc. — Class B	1.3%
UnitedHealth Group, Inc.	1.3%
Johnson & Johnson	1.2%
Exxon Mobil Corp.	1.0%
Top Ten Total	22.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(39.56%)	(34.09%)	9.92%	17.34%
A-Class Shares with sales charge‡	(42.43%)	(37.22%)	8.85%	16.77%
C-Class Shares	(39.79%)	(34.59%)	9.09%	16.46%
C-Class Shares with CDSC§	(40.39%)	(35.23%)	9.09%	16.46%
H-Class Shares	(39.56%)	(34.09%)	9.91%	17.33%
S&P 500 Index	(20.20%)	(15.47%)	9.24%	11.70%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 80.5%

Technology - 18.2%
Apple, Inc.	44,884	$6,202,969
Microsoft Corp.	22,159	5,160,831
NVIDIA Corp.	7,440	903,141
Broadcom, Inc.	1,200	532,812
Accenture plc — Class A	1,879	483,467
Salesforce, Inc.*	2,956	425,191
Texas Instruments, Inc.	2,715	420,228
Adobe, Inc.*	1,391	382,803
QUALCOMM, Inc.	3,337	377,014
Intuit, Inc.	838	324,574
International Business Machines Corp.	2,683	318,767
Intel Corp.	12,200	314,394
Advanced Micro Devices, Inc.*	4,796	303,874
Oracle Corp.	4,513	275,609
ServiceNow, Inc.*	600	226,566
Analog Devices, Inc.	1,544	215,141
Applied Materials, Inc.	2,585	211,789
Fiserv, Inc.*	1,900	177,783
Micron Technology, Inc.	3,278	164,228
Activision Blizzard, Inc.	2,115	157,229
Lam Research Corp.	407	148,962
Synopsys, Inc.*	454	138,702
Fidelity National Information Services, Inc.	1,806	136,480
Cadence Design Systems, Inc.*	814	133,032
KLA Corp.	421	127,407
Autodesk, Inc.*	646	120,673
NXP Semiconductor N.V.	780	115,058
Roper Technologies, Inc.	315	113,287
Paychex, Inc.	952	106,824
MSCI, Inc. — Class A	239	100,808
Microchip Technology, Inc.	1,642	100,211
Fortinet, Inc.*	1,945	95,558
Electronic Arts, Inc.	785	90,832
Cognizant Technology Solutions Corp. — Class A	1,538	88,343
ON Semiconductor Corp.*	1,287	80,219
HP, Inc.	2,704	67,384
EPAM Systems, Inc.*	170	61,572
ANSYS, Inc.*	259	57,420
Take-Two Interactive Software, Inc.*	466	50,794
Broadridge Financial Solutions, Inc.	348	50,223
Monolithic Power Systems, Inc.	132	47,969
Paycom Software, Inc.*	144	47,519
Hewlett Packard Enterprise Co.	3,861	46,255
Tyler Technologies, Inc.*	124	43,090
Skyworks Solutions, Inc.	477	40,674
NetApp, Inc.	653	40,388
Zebra Technologies Corp. — Class A*	154	40,350
Jack Henry & Associates, Inc.	216	39,370
Citrix Systems, Inc.*,††	367	38,168
Akamai Technologies, Inc.*	472	37,911
Leidos Holdings, Inc.	406	35,513
Teradyne, Inc.	466	35,020
PTC, Inc.*	314	32,844
Seagate Technology Holdings plc	580	30,873
Western Digital Corp.*	930	30,271
Ceridian HCM Holding, Inc.*	455	25,425
Qorvo, Inc.*	307	24,379
DXC Technology Co.*	683	16,720
Total Technology		20,214,938

Consumer, Non-cyclical - 18.1%
UnitedHealth Group, Inc.	2,779	1,403,506
Johnson & Johnson	7,812	1,276,168
Procter & Gamble Co.	7,100	896,375
Eli Lilly & Co.	2,343	757,609
Pfizer, Inc.	16,675	729,698
AbbVie, Inc.	5,253	705,005
PepsiCo, Inc.	4,100	669,366
Merck & Company, Inc.	7,527	648,225
Coca-Cola Co.	11,564	647,815
Thermo Fisher Scientific, Inc.	1,164	590,369
Abbott Laboratories	5,203	503,442
Danaher Corp.	1,945	502,374
Bristol-Myers Squibb Co.	6,344	450,995
Philip Morris International, Inc.	4,606	382,344
CVS Health Corp.	3,901	372,038
Amgen, Inc.	1,589	358,161
Elevance Health, Inc.	713	323,873
Medtronic plc	3,948	318,801
S&P Global, Inc.	1,012	309,014
PayPal Holdings, Inc.*	3,436	295,736
Automatic Data Processing, Inc.	1,235	279,345
Cigna Corp.	907	251,665
Gilead Sciences, Inc.	3,724	229,734
Mondelez International, Inc. — Class A	4,072	223,268
Vertex Pharmaceuticals, Inc.*	762	220,629
Regeneron Pharmaceuticals, Inc.*	318	219,061
Altria Group, Inc.	5,351	216,073
Zoetis, Inc.	1,391	206,271
Stryker Corp.	1,000	202,540
Intuitive Surgical, Inc.*	1,061	198,874
Becton Dickinson and Co.	847	188,737
Humana, Inc.	376	182,431
Colgate-Palmolive Co.	2,478	174,079
Boston Scientific Corp.*	4,254	164,757
Edwards Lifesciences Corp.*	1,842	152,204
Estee Lauder Companies, Inc. — Class A	689	148,755
McKesson Corp.	427	145,125
General Mills, Inc.	1,770	135,600
Archer-Daniels-Midland Co.	1,666	134,030
Centene Corp.*	1,698	132,121
Corteva, Inc.	2,135	122,015
Moderna, Inc.*	1,000	118,250
HCA Healthcare, Inc.	640	117,626
Biogen, Inc.*	431	115,077
Moody’s Corp.	469	114,019
Kimberly-Clark Corp.	1,003	112,877
Constellation Brands, Inc. — Class A	473	108,639
Sysco Corp.	1,514	107,055
IQVIA Holdings, Inc.*	554	100,352

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
Monster Beverage Corp.*	1,143	$99,395
Cintas Corp.	256	99,377
Hershey Co.	436	96,125
ResMed, Inc.	435	94,960
Dexcom, Inc.*	1,166	93,910
Keurig Dr Pepper, Inc.	2,524	90,410
Illumina, Inc.*	467	89,099
Global Payments, Inc.	823	88,925
Kroger Co.	1,935	84,656
CoStar Group, Inc.*	1,176	81,908
Baxter International, Inc.	1,496	80,575
IDEXX Laboratories, Inc.*	247	80,473
Verisk Analytics, Inc. — Class A	466	79,467
Kraft Heinz Co.	2,367	78,940
Zimmer Biomet Holdings, Inc.	623	65,135
Gartner, Inc.*	235	65,022
AmerisourceBergen Corp. — Class A	462	62,523
Equifax, Inc.	364	62,400
Molina Healthcare, Inc.*	173	57,062
Tyson Foods, Inc. — Class A	860	56,700
United Rentals, Inc.*	208	56,185
Laboratory Corporation of America Holdings	269	55,094
Quanta Services, Inc.	425	54,141
West Pharmaceutical Services, Inc.	220	54,138
Cardinal Health, Inc.	809	53,944
McCormick & Company, Inc.	744	53,025
Kellogg Co.	758	52,802
Church & Dwight Company, Inc.	721	51,508
STERIS plc	297	49,385
Waters Corp.*	178	47,976
Hologic, Inc.*	742	47,874
Clorox Co.	366	46,991
Conagra Brands, Inc.	1,426	46,530
PerkinElmer, Inc.	375	45,124
Align Technology, Inc.*	216	44,736
J M Smucker Co.	317	43,559
Quest Diagnostics, Inc.	346	42,451
FleetCor Technologies, Inc.*	223	39,286
Avery Dennison Corp.	241	39,211
Hormel Foods Corp.	860	39,078
Cooper Companies, Inc.	147	38,793
Catalent, Inc.*	532	38,496
Incyte Corp.*	549	36,585
Brown-Forman Corp. — Class B	543	36,148
Bio-Techne Corp.	117	33,228
ABIOMED, Inc.*	135	33,164
Lamb Weston Holdings, Inc.	427	33,041
Viatris, Inc.	3,603	30,698
Charles River Laboratories International, Inc.*	151	29,717
Nielsen Holdings plc	1,069	29,633
Campbell Soup Co.	598	28,178
Teleflex, Inc.	139	28,003
Molson Coors Beverage Co. — Class B	559	26,826
Bio-Rad Laboratories, Inc. — Class A*	64	26,697
Henry Schein, Inc.*	404	26,571
Robert Half International, Inc.	326	24,939
MarketAxess Holdings, Inc.	112	24,919
Rollins, Inc.	688	23,860
Dentsply Sirona, Inc.	640	18,144
Organon & Co.	756	17,690
Universal Health Services, Inc. — Class B	195	17,195
DaVita, Inc.*	165	13,657
Total Consumer, Non-cyclical		20,148,405

Financial - 12.0%
Berkshire Hathaway, Inc. — Class B*	5,362	1,431,761
JPMorgan Chase & Co.	8,713	910,509
Visa, Inc. — Class A	4,858	863,024
Mastercard, Inc. — Class A	2,535	720,802
Bank of America Corp.	20,770	627,254
Wells Fargo & Co.	11,270	453,279
Charles Schwab Corp.	4,537	326,074
Morgan Stanley	3,979	314,381
Goldman Sachs Group, Inc.	1,014	297,153
American Tower Corp. — Class A REIT	1,383	296,930
BlackRock, Inc. — Class A	448	246,525
American Express Co.	1,782	240,409
Citigroup, Inc.	5,754	239,769
Chubb Ltd.	1,241	225,713
Prologis, Inc. REIT	2,200	223,520
Marsh & McLennan Companies, Inc.	1,483	221,397
Progressive Corp.	1,738	201,973
CME Group, Inc. — Class A	1,068	189,175
Crown Castle, Inc. REIT	1,287	186,036
PNC Financial Services Group, Inc.	1,219	182,143
Truist Financial Corp.	3,941	171,591
Aon plc — Class A	627	167,955
U.S. Bancorp	4,017	161,965
Equinix, Inc. REIT	271	154,155
Intercontinental Exchange, Inc.	1,659	149,891
Public Storage REIT	469	137,328
MetLife, Inc.	1,991	121,013
Travelers Companies, Inc.	705	108,006
American International Group, Inc.	2,259	107,257
Arthur J Gallagher & Co.	624	106,841
Realty Income Corp. REIT	1,835	106,797
Capital One Financial Corp.	1,140	105,074
Allstate Corp.	803	99,998
Aflac, Inc.	1,709	96,046
Prudential Financial, Inc.	1,105	94,787
M&T Bank Corp.	522	92,039
SBA Communications Corp. REIT	321	91,373
Welltower, Inc. REIT	1,377	88,569
Simon Property Group, Inc. REIT	973	87,327
VICI Properties, Inc. REIT	2,862	85,431
Digital Realty Trust, Inc. REIT	854	84,700
Bank of New York Mellon Corp.	2,185	84,166
Ameriprise Financial, Inc.	321	80,876
AvalonBay Communities, Inc. REIT	415	76,439
Discover Financial Services	812	73,827
First Republic Bank	543	70,889

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
T. Rowe Price Group, Inc.	671	$70,462
Extra Space Storage, Inc. REIT	398	68,738
Equity Residential REIT	1,006	67,623
State Street Corp.	1,092	66,405
Willis Towers Watson plc	327	65,707
Fifth Third Bancorp	2,039	65,167
CBRE Group, Inc. — Class A*	954	64,405
Weyerhaeuser Co. REIT	2,200	62,832
Alexandria Real Estate Equities, Inc. REIT	441	61,824
Hartford Financial Services Group, Inc.	960	59,462
SVB Financial Group*	176	59,097
Invitation Homes, Inc. REIT	1,723	58,186
Nasdaq, Inc.	1,007	57,077
Raymond James Financial, Inc.	577	57,019
Huntington Bancshares, Inc.	4,285	56,476
Regions Financial Corp.	2,776	55,714
Duke Realty Corp. REIT	1,144	55,141
Mid-America Apartment Communities, Inc. REIT	343	53,189
Northern Trust Corp.	619	52,962
Citizens Financial Group, Inc.	1,473	50,612
Principal Financial Group, Inc.	689	49,711
Ventas, Inc. REIT	1,188	47,722
Essex Property Trust, Inc. REIT	193	46,750
KeyCorp	2,771	44,391
Cincinnati Financial Corp.	473	42,367
Brown & Brown, Inc.	696	42,094
Synchrony Financial	1,431	40,340
W R Berkley Corp.	607	39,200
Iron Mountain, Inc. REIT	864	37,990
Camden Property Trust REIT	317	37,866
UDR, Inc. REIT	907	37,831
Cboe Global Markets, Inc.	315	36,971
Healthpeak Properties, Inc. REIT	1,603	36,741
Kimco Realty Corp. REIT	1,838	33,837
Host Hotels & Resorts, Inc. REIT	2,124	33,729
Boston Properties, Inc. REIT	424	31,787
Everest Re Group Ltd.	117	30,706
Loews Corp.	594	29,605
Signature Bank	187	28,237
Comerica, Inc.	389	27,658
Globe Life, Inc.	269	26,819
Regency Centers Corp. REIT	458	24,663
Assurant, Inc.	158	22,953
Zions Bancorp North America	447	22,734
Lincoln National Corp.	460	20,199
Federal Realty Investment Trust REIT	216	19,466
Invesco Ltd.	1,352	18,522
Franklin Resources, Inc.	844	18,163
Vornado Realty Trust REIT	479	11,094
Total Financial		13,350,411

Communications - 10.1%
Amazon.com, Inc.*	26,334	2,975,742
Alphabet, Inc. — Class A*	17,815	1,704,005
Alphabet, Inc. — Class C*	15,931	1,531,765
Meta Platforms, Inc. — Class A*	6,776	919,368
Walt Disney Co.*	5,417	510,986
Cisco Systems, Inc.	12,303	492,120
Verizon Communications, Inc.	12,478	473,790
Comcast Corp. — Class A	13,084	383,754
AT&T, Inc.	21,172	324,779
Netflix, Inc.*	1,321	311,016
T-Mobile US, Inc.*	1,788	239,896
Booking Holdings, Inc.*	118	193,899
Motorola Solutions, Inc.	496	111,089
Charter Communications, Inc. — Class A*	329	99,802
Twitter, Inc.*	1,998	87,592
Arista Networks, Inc.*	732	82,635
Warner Bros Discovery, Inc.*	6,564	75,486
Corning, Inc.	2,260	65,585
CDW Corp.	402	62,744
eBay, Inc.	1,632	60,074
VeriSign, Inc.*	277	48,115
FactSet Research Systems, Inc.	113	45,212
Expedia Group, Inc.*	452	42,348
Match Group, Inc.*	841	40,158
Omnicom Group, Inc.	609	38,422
Etsy, Inc.*	376	37,649
NortonLifeLock, Inc.	1,759	35,426
Interpublic Group of Companies, Inc.	1,162	29,747
Paramount Global — Class B	1,500	28,560
Fox Corp. — Class A	911	27,950
F5, Inc.*	177	25,617
Juniper Networks, Inc.	959	25,049
Lumen Technologies, Inc.	2,830	20,602
News Corp. — Class A	1,146	17,316
Fox Corp. — Class B	418	11,913
DISH Network Corp. — Class A*	746	10,317
News Corp. — Class B	355	5,474
Total Communications		11,196,002

Consumer, Cyclical - 8.0%
Tesla, Inc.*	7,914	2,099,188
Home Depot, Inc.	3,054	842,721
Costco Wholesale Corp.	1,316	621,507
Walmart, Inc.	4,235	549,280
McDonald’s Corp.	2,186	504,398
Lowe’s Companies, Inc.	1,899	356,651
NIKE, Inc. — Class B	3,755	312,115
Starbucks Corp.	3,409	287,242
TJX Companies, Inc.	3,481	216,240
Target Corp.	1,378	204,482
Dollar General Corp.	674	161,666
General Motors Co.	4,332	139,014
O’Reilly Automotive, Inc.*	189	132,933
Ford Motor Co.	11,734	131,421
AutoZone, Inc.*	58	124,232
Chipotle Mexican Grill, Inc. — Class A*	82	123,226
Marriott International, Inc. — Class A	820	114,915
Hilton Worldwide Holdings, Inc.	815	98,305
Yum! Brands, Inc.	845	89,857
Ross Stores, Inc.	1,040	87,641
PACCAR, Inc.	1,033	86,452

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
Dollar Tree, Inc.*	627	$85,335
Cummins, Inc.	419	85,271
Fastenal Co.	1,707	78,590
Copart, Inc.*	636	67,670
Walgreens Boots Alliance, Inc.	2,131	66,913
WW Grainger, Inc.	135	66,041
DR Horton, Inc.	940	63,309
Aptiv plc*	805	62,959
Genuine Parts Co.	420	62,714
Ulta Beauty, Inc.*	154	61,783
Tractor Supply Co.	330	61,340
Lennar Corp. — Class A	758	56,509
Southwest Airlines Co.*	1,763	54,371
Delta Air Lines, Inc.*	1,905	53,454
Darden Restaurants, Inc.	364	45,981
Best Buy Company, Inc.	595	37,687
Pool Corp.	118	37,549
Las Vegas Sands Corp.*	976	36,620
LKQ Corp.	774	36,494
NVR, Inc.*	9	35,884
Domino’s Pizza, Inc.	107	33,191
Live Nation Entertainment, Inc.*	422	32,089
United Airlines Holdings, Inc.*	971	31,587
CarMax, Inc.*	473	31,228
VF Corp.	981	29,342
MGM Resorts International	969	28,799
Advance Auto Parts, Inc.	180	28,141
Hasbro, Inc.	386	26,024
PulteGroup, Inc.	688	25,800
Royal Caribbean Cruises Ltd.*	652	24,711
American Airlines Group, Inc.*	1,931	23,249
BorgWarner, Inc.	704	22,106
Bath & Body Works, Inc.	678	22,103
Whirlpool Corp.	161	21,704
Tapestry, Inc.	748	21,266
Carnival Corp.*	2,933	20,619
Caesars Entertainment, Inc.*	637	20,549
Wynn Resorts Ltd.*	307	19,350
Newell Brands, Inc.	1,118	15,529
Alaska Air Group, Inc.*	377	14,760
Norwegian Cruise Line Holdings Ltd.*	1,252	14,222
Ralph Lauren Corp. — Class A	127	10,786
Total Consumer, Cyclical		8,957,115

Industrial - 6.2%
Union Pacific Corp.	1,855	361,391
Raytheon Technologies Corp.	4,387	359,120
United Parcel Service, Inc. — Class B	2,174	351,188
Honeywell International, Inc.	2,002	334,274
Deere & Co.	826	275,793
Lockheed Martin Corp.	701	270,789
Caterpillar, Inc.	1,569	257,441
Northrop Grumman Corp.	432	203,178
General Electric Co.	3,258	201,703
Boeing Co.*	1,658	200,751
3M Co.	1,645	181,772
Waste Management, Inc.	1,118	179,115
CSX Corp.	6,362	169,484
Eaton Corporation plc	1,183	157,765
Illinois Tool Works, Inc.	837	151,204
Norfolk Southern Corp.	698	146,336
General Dynamics Corp.	668	141,730
Emerson Electric Co.	1,757	128,647
Amphenol Corp. — Class A	1,767	118,318
L3Harris Technologies, Inc.	569	118,255
Agilent Technologies, Inc.	888	107,936
FedEx Corp.	710	105,414
TE Connectivity Ltd.	950	104,842
Johnson Controls International plc	2,047	100,753
Trane Technologies plc	688	99,629
Parker-Hannifin Corp.	381	92,320
Carrier Global Corp.	2,500	88,900
Keysight Technologies, Inc.*	535	84,188
Republic Services, Inc. — Class A	610	82,984
TransDigm Group, Inc.	153	80,298
Otis Worldwide Corp.	1,249	79,686
AMETEK, Inc.	682	77,346
Rockwell Automation, Inc.	343	73,783
Mettler-Toledo International, Inc.*	67	72,636
Old Dominion Freight Line, Inc.	272	67,665
Vulcan Materials Co.	395	62,296
Fortive Corp.	1,057	61,623
Martin Marietta Materials, Inc.	185	59,587
Ingersoll Rand, Inc.	1,198	51,826
Dover Corp.	427	49,780
Amcor plc	4,465	47,909
Teledyne Technologies, Inc.*	139	46,908
Xylem, Inc.	535	46,738
Ball Corp.	934	45,131
IDEX Corp.	224	44,766
Westinghouse Air Brake Technologies Corp.	540	43,929
Expeditors International of Washington, Inc.	486	42,919
Jacobs Solutions, Inc.	379	41,118
Trimble, Inc.*	736	39,943
J.B. Hunt Transport Services, Inc.	246	38,479
Garmin Ltd.	458	36,782
Textron, Inc.	628	36,587
CH Robinson Worldwide, Inc.	368	35,442
Nordson Corp.	161	34,175
Howmet Aerospace, Inc.	1,098	33,961
Generac Holdings, Inc.*	190	33,847
Stanley Black & Decker, Inc.	439	33,017
Snap-on, Inc.	158	31,813
Packaging Corporation of America	279	31,329
Masco Corp.	670	31,282
Huntington Ingalls Industries, Inc.	119	26,358
Allegion plc	261	23,407
Westrock Co.	756	23,353
Fortune Brands Home & Security, Inc.	384	20,617
Pentair plc	489	19,868
Sealed Air Corp.	431	19,184
A O Smith Corp.	382	18,558

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
S&P 500® 2x STRATEGY FUND

	Shares	Value
Mohawk Industries, Inc.*	157	$14,317
Total Industrial		6,853,483

Energy - 3.8%
Exxon Mobil Corp.	12,383	1,081,160
Chevron Corp.	5,351	768,778
ConocoPhillips	3,782	387,050
EOG Resources, Inc.	1,741	194,522
Pioneer Natural Resources Co.	709	153,520
Schlumberger N.V.	4,202	150,852
Marathon Petroleum Corp.	1,481	147,108
Occidental Petroleum Corp.	2,214	136,050
Valero Energy Corp.	1,171	125,121
Devon Energy Corp.	1,946	117,013
Phillips 66	1,429	115,349
Enphase Energy, Inc.*	402	111,543
Williams Companies, Inc.	3,620	103,641
Kinder Morgan, Inc.	5,891	98,026
Hess Corp.	828	90,244
ONEOK, Inc.	1,328	68,047
Halliburton Co.	2,695	66,351
Diamondback Energy, Inc.	528	63,603
Baker Hughes Co.	3,006	63,005
Coterra Energy, Inc. — Class A	2,364	61,748
Marathon Oil Corp.	2,013	45,453
Equities Corp.	1,099	44,784
SolarEdge Technologies, Inc.*	165	38,191
APA Corp.	970	33,164
Total Energy		4,264,323

Utilities - 2.5%
NextEra Energy, Inc.	5,838	457,758
Southern Co.	3,158	214,744
Duke Energy Corp.	2,288	212,830
Dominion Energy, Inc.	2,473	170,909
Sempra Energy	934	140,044
American Electric Power Company, Inc.	1,526	131,923
Exelon Corp.	2,947	110,395
Xcel Energy, Inc.	1,625	104,000
Consolidated Edison, Inc.	1,054	90,391
WEC Energy Group, Inc.	937	83,796
Public Service Enterprise Group, Inc.	1,482	83,333
Constellation Energy Corp.	971	80,777
Eversource Energy	1,029	80,221
American Water Works Company, Inc.	539	70,156
DTE Energy Co.	576	66,269
Edison International	1,133	64,105
Ameren Corp.	768	61,862
Entergy Corp.	604	60,780
PG&E Corp.*	4,784	59,800
FirstEnergy Corp.	1,613	59,681
PPL Corp.	2,187	55,440
CenterPoint Energy, Inc.	1,870	52,697
CMS Energy Corp.	862	50,203
AES Corp.	1,985	44,861
Atmos Energy Corp.	415	42,268
Evergy, Inc.	682	40,511
Alliant Energy Corp.	746	39,530
NiSource, Inc.	1,206	30,379
NRG Energy, Inc.	699	26,751
Pinnacle West Capital Corp.	336	21,675
Total Utilities		2,808,089

Basic Materials - 1.6%
Linde plc	1,481	399,263
Air Products and Chemicals, Inc.	659	153,369
Sherwin-Williams Co.	701	143,530
Freeport-McMoRan, Inc.	4,249	116,125
Ecolab, Inc.	737	106,437
Newmont Corp.	2,358	99,107
Dow, Inc.	2,134	93,747
Albemarle Corp.	348	92,025
Nucor Corp.	778	83,238
PPG Industries, Inc.	698	77,262
DuPont de Nemours, Inc.	1,488	74,995
International Flavors & Fragrances, Inc.	757	68,758
CF Industries Holdings, Inc.	592	56,980
LyondellBasell Industries N.V. — Class A	756	56,912
Mosaic Co.	1,026	49,586
FMC Corp.	374	39,532
International Paper Co.	1,076	34,109
Celanese Corp. — Class A	296	26,741
Eastman Chemical Co.	365	25,933
Total Basic Materials		1,797,649

Total Common Stocks
(Cost $77,751,058)		89,590,415

	Face Amount
U.S. TREASURY BILLS†† - 19.4%
U.S. Treasury Bills
1.34% due 10/04/22[1,2]	$16,958,000	16,956,862
2.35% due 10/04/22[2]	3,500,000	3,499,765
2.70% due 11/08/22[2,3]	1,181,000	1,177,801
Total U.S. Treasury Bills
(Cost $21,632,918)		21,634,428

FEDERAL AGENCY DISCOUNT NOTES†† - 2.7%
Freddie Mac
2.28% due 10/03/22[2]	3,000,000	2,999,620
Total Federal Agency Discount Notes
(Cost $2,999,620)		2,999,620

REPURCHASE AGREEMENTS††,4 - 26.8%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[1]	16,927,961	16,927,961
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[1]	6,510,754	6,510,754

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
S&P 500® 2x STRATEGY FUND

	Face Amount	Value
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[1]	$6,318,041	$6,318,041
Total Repurchase Agreements
(Cost $29,756,756)		29,756,756

Total Investments - 129.4%
(Cost $132,140,352)		$143,981,219
Other Assets & Liabilities, net - (29.4)%		(32,742,589)
Total Net Assets - 100.0%		$111,238,630

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	12	Dec 2022	$2,158,350	$(41,987)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	12,365	$44,337,197	$(1,184,576)
BNP Paribas	S&P 500 Index	Pay	3.68% (Federal Funds Rate + 0.60%)	At Maturity	11/17/22	4,107	14,726,339	(1,822,941)
Barclays Bank plc	S&P 500 Index	Pay	3.41% (SOFR + 0.45%)	At Maturity	11/16/22	19,950	71,534,147	(11,643,535)
							$130,597,683	$(14,651,052)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs— See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2022
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$89,552,247	$38,168	$—	$89,590,415
U.S. Treasury Bills	—	21,634,428	—	21,634,428
Federal Agency Discount Notes	—	2,999,620	—	2,999,620
Repurchase Agreements	—	29,756,756	—	29,756,756
Total Assets	$89,552,247	$54,428,972	$—	$143,981,219

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$41,987	$—	$—	$41,987
Equity Index Swap Agreements**	—	14,651,052	—	14,651,052
Total Liabilities	$41,987	$14,651,052	$—	$14,693,039

**	This derivative is reported as unrealized appreciation/depreciation at period end.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

Assets:
Investments, at value (cost $102,383,596)	$114,224,463
Repurchase agreements, at value (cost $29,756,756)	29,756,756
Cash	1,023
Segregated cash with broker	2,317,599
Receivables:
Fund shares sold	870,496
Dividends	78,913
Interest	2,435
Securities lending income	15
Total assets	147,251,700

Liabilities:
Unrealized depreciation on OTC swap agreements	14,651,052
Payable for:
Swap settlement	19,461,590
Securities purchased	1,032,741
Fund shares redeemed	406,901
Variation margin on futures contracts	139,260
Management fees	106,519
Transfer agent and administrative fees	46,327
Distribution and service fees	31,232
Portfolio accounting/administration fees	10,983
Trustees’ fees*	1,989
Miscellaneous	124,476
Total liabilities	36,013,070
Net assets	$111,238,630

Net assets consist of:
Paid in capital	$174,987,291
Total distributable earnings (loss)	(63,748,661)
Net assets	$111,238,630

A-Class:
Net assets	$14,613,046
Capital shares outstanding	99,078
Net asset value per share	$147.49
Maximum offering price per share (Net asset value divided by 95.25%)	$154.85

C-Class:
Net assets	$2,326,607
Capital shares outstanding	19,091
Net asset value per share	$121.87

H-Class:
Net assets	$94,298,977
Capital shares outstanding	640,386
Net asset value per share	$147.25

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $255)	$1,095,569
Interest	295,701
Income from securities lending, net	213
Total investment income	1,391,483

Expenses:
Management fees	747,417
Distribution and service fees:
A-Class	24,548
C-Class	15,544
H-Class	179,184
Transfer agent and administrative fees	195,615
Portfolio accounting/administration fees	145,829
Registration fees	120,824
Professional fees	30,411
Trustees’ fees*	14,212
Custodian fees	11,669
Interest expense	884
Line of credit fees	310
Miscellaneous	38,339
Total expenses	1,524,786
Less:
Expenses reimbursed by Adviser	(13,280)
Net expenses	1,511,506
Net investment loss	(120,023)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,577,832)
Swap agreements	(17,528,087)
Futures contracts	(6,026,431)
Net realized loss	(29,132,350)
Net change in unrealized appreciation (depreciation) on:
Investments	(30,982,991)
Swap agreements	(21,094,142)
Futures contracts	(4,332,390)
Net change in unrealized appreciation (depreciation)	(56,409,523)
Net realized and unrealized loss	(85,541,873)
Net decrease in net assets resulting from operations	$(85,661,896)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(120,023)	$(1,421,880)
Net realized gain (loss) on investments	(29,132,350)	31,882,929
Net change in unrealized appreciation (depreciation) on investments	(56,409,523)	18,401,359
Net increase (decrease) in net assets resulting from operations	(85,661,896)	48,862,408

Distributions to shareholders:
A-Class	—	(638,005)
C-Class	—	(129,149)
H-Class	—	(5,420,004)
Total distributions to shareholders	—	(6,187,158)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,952,715	10,058,176
C-Class	665,306	6,241,752
H-Class	915,800,886	2,678,786,580
Distributions reinvested
A-Class	—	596,576
C-Class	—	124,603
H-Class	—	3,384,086
Cost of shares redeemed
A-Class	(5,211,415)	(11,283,008)
C-Class	(1,061,304)	(5,746,450)
H-Class	(966,353,220)	(2,623,614,829)
Net increase (decrease) from capital share transactions	(52,207,032)	58,547,486
Net increase (decrease) in net assets	(137,868,928)	101,222,736

Net assets:
Beginning of period	249,107,558	147,884,822
End of period	$111,238,630	$249,107,558

Capital share activity:
Shares sold
A-Class	20,771	42,022
C-Class	4,314	30,523
H-Class	4,790,492	11,231,162
Shares issued from reinvestment of distributions
A-Class	—	2,238
C-Class	—	562
H-Class	—	12,715
Shares redeemed
A-Class	(26,983)	(47,296)
C-Class	(6,551)	(27,545)
H-Class	(5,049,351)	(10,978,856)
Net increase (decrease) in shares	(267,308)	265,525

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$244.03	$195.48	$86.56	$117.21	$104.90	$89.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(1.47)	(.75)	.12	.18	.07
Net gain (loss) on investments (realized and unrealized)	(96.42)	55.90	110.89	(28.08)	12.13	21.60
Total from investment operations	(96.54)	54.43	110.14	(27.96)	12.31	21.67
Less distributions from:
Net realized gains	—	(5.88)	(1.22)	(2.69)	—	(6.33)
Total distributions	—	(5.88)	(1.22)	(2.69)	—	(6.33)
Net asset value, end of period	$147.49	$244.03	$195.48	$86.56	$117.21	$104.90

Total Return[c]	(39.56%)	27.59%	127.44%	(24.76%)	11.73%	23.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,613	$25,694	$21,176	$10,134	$13,607	$10,259
Ratios to average net assets:
Net investment income (loss)	(0.12%)	(0.61%)	(0.51%)	0.10%	0.16%	0.07%
Total expenses	1.82%	1.75%	1.81%	1.84%	1.85%	1.77%
Net expenses[d]	1.81%	1.75%	1.81%	1.84%	1.85%	177%
Portfolio turnover rate	211%	610%	634%	328%	367%	276%

C-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$202.40	$164.10	$73.30	$100.33	$90.47	$78.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.71)	(2.70)	(1.51)	(.60)	(.60)	(.61)
Net gain (loss) on investments (realized and unrealized)	(79.82)	46.88	93.53	(23.74)	10.46	18.92
Total from investment operations	(80.53)	44.18	92.02	(24.34)	9.86	18.31
Less distributions from:
Net realized gains	—	(5.88)	(1.22)	(2.69)	—	(6.33)
Total distributions	—	(5.88)	(1.22)	(2.69)	—	(6.33)
Net asset value, end of period	$121.87	$202.40	$164.10	$73.30	$100.33	$90.47

Total Return[c]	(39.79%)	26.62%	125.76%	(25.33%)	10.90%	23.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,327	$4,317	$2,919	$2,381	$4,208	$13,739
Ratios to average net assets:
Net investment income (loss)	(0.88%)	(1.36%)	(1.23%)	(0.56%)	(0.63%)	(0.68%)
Total expenses	2.57%	2.50%	2.56%	2.58%	2.57%	2.52%
Net expenses[d]	2.56%	2.50%	2.56%	2.58%	2.57%	2.52%
Portfolio turnover rate	211%	610%	634%	328%	367%	276%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$243.65	$195.18	$86.43	$117.04	$104.76	$89.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(1.46)	(.78)	.14	.17	.03
Net gain (loss) on investments (realized and unrealized)	(96.27)	55.81	110.75	(28.06)	12.11	21.61
Total from investment operations	(96.40)	54.35	109.97	(27.92)	12.28	21.64
Less distributions from:
Net realized gains	—	(5.88)	(1.22)	(2.69)	—	(6.33)
Total distributions	—	(5.88)	(1.22)	(2.69)	—	(6.33)
Net asset value, end of period	$147.25	$243.65	$195.18	$86.43	$117.04	$104.76

Total Return	(39.56%)	27.59%	127.44%	(24.77%)	11.72%	23.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$94,299	$219,097	$123,790	$77,320	$124,359	$127,448
Ratios to average net assets:
Net investment income (loss)	(0.13%)	(0.61%)	(0.53%)	0.11%	0.15%	0.03%
Total expenses	1.82%	1.75%	1.81%	1.84%	1.84%	1.75%
Net expenses[d]	1.81%	1.75%	1.81%	1.84%	1.84%	1.75%
Portfolio turnover rate	211%	610%	634%	328%	367%	276%

[a]	Unaudited figures for the period ended September 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	44.80%	21.97%	(25.35%)	(26.28%)
A-Class Shares with sales charge‡	37.92%	16.17%	(26.07%)	(26.64%)
C-Class Shares	44.29%	21.07%	(25.90%)	(26.83%)
C-Class Shares with CDSC§	43.29%	20.07%	(25.90%)	(26.83%)
H-Class Shares	44.87%	22.07%	(25.32%)	(26.28%)
S&P 500 Index	(20.20%)	(15.47%)	9.24%	11.70%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 57.5%
Freddie Mac
2.28% due 10/03/22[1]	$13,000,000	$12,998,353
Federal Home Loan Bank
3.00% due 11/01/22[1]	2,500,000	2,493,542
3.22% due 12/01/22[1]	2,500,000	2,486,950
Total Federal Agency Discount Notes
(Cost $17,978,255)		17,978,845

FEDERAL AGENCY NOTES†† - 19.2%
Federal Home Loan Bank
3.00% (SOFR + 0.02%, Rate Floor: 0.00%) due 01/03/23◊	5,000,000	5,000,135
Federal Farm Credit Bank
3.07% (Commercial Prime Lending Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	1,000,000	1,000,006
Total Federal Agency Notes
(Cost $6,000,000)		6,000,141

U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
2.70% due 11/08/22[1]	475,000	473,713
1.34% due 10/04/22[1,2]	273,000	272,982
Total U.S. Treasury Bills
(Cost $746,590)		746,695

REPURCHASE AGREEMENTS††,3 - 32.3%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[2]	5,750,910	5,750,910
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[2]	2,211,888	2,211,888
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[2]	2,146,418	2,146,418
Total Repurchase Agreements
(Cost $10,109,216)		10,109,216

Total Investments - 111.4%
(Cost $34,834,061)		$34,834,897
Other Assets & Liabilities, net - (11.4)%		(3,568,373)
Total Net Assets - 100.0%		$31,266,524

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	3.43% (Federal Funds Rate + 0.35%)	At Maturity	11/17/22	13,004	$46,628,880	$5,324,917
BNP Paribas	S&P 500 Index	Receive	3.28% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	3,214	11,525,530	1,712,508
Barclays Bank plc	S&P 500 Index	Receive	3.26% (SOFR + 0.30%)	At Maturity	11/16/22	1,213	4,349,118	576,639
							$62,503,528	$7,614,064

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[3]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2022
INVERSE S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$17,978,845	$—	$17,978,845
Federal Agency Notes	—	6,000,141	—	6,000,141
U.S. Treasury Bills	—	746,695	—	746,695
Repurchase Agreements	—	10,109,216	—	10,109,216
Equity Index Swap Agreements**	—	7,614,064	—	7,614,064
Total Assets	$—	$42,448,961	$—	$42,448,961

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

Assets:
Investments, at value (cost $24,724,845)	$24,725,681
Repurchase agreements, at value (cost $10,109,216)	10,109,216
Segregated cash with broker	293,000
Unrealized appreciation on OTC swap agreements	7,614,064
Receivables:
Swap settlement	6,003,389
Fund shares sold	1,735,401
Interest	5,230
Total assets	50,485,981

Liabilities:
Segregated cash due to broker	12,460,000
Payable for:
Securities purchased	5,000,000
Fund shares redeemed	1,672,194
Management fees	23,517
Transfer agent and administrative fees	10,522
Distribution and service fees	6,943
Portfolio accounting/administration fees	2,678
Trustees’ fees*	426
Miscellaneous	43,177
Total liabilities	19,219,457
Net assets	$31,266,524

Net assets consist of:
Paid in capital	$257,036,845
Total distributable earnings (loss)	(225,770,321)
Net assets	$31,266,524

A-Class:
Net assets	$1,043,554
Capital shares outstanding	17,651
Net asset value per share	$59.12
Maximum offering price per share (Net asset value divided by 95.25%)	$62.07

C-Class:
Net assets	$618,278
Capital shares outstanding	12,324
Net asset value per share	$50.17

H-Class:
Net assets	$29,604,692
Capital shares outstanding	498,351
Net asset value per share	$59.41

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2022

Investment Income:
Interest	$229,139
Total investment income	229,139

Expenses:
Management fees	141,197
Distribution and service fees:
A-Class	2,276
C-Class	2,836
H-Class	36,239
Transfer agent and administrative fees	35,480
Interest expense	48,785
Portfolio accounting/administration fees	28,406
Professional fees	5,980
Custodian fees	2,170
Trustees’ fees*	2,000
Line of credit fees	250
Miscellaneous	32,162
Total expenses	337,781
Less:
Expenses reimbursed by Adviser	(2,678)
Net expenses	335,103
Net investment loss	(105,964)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	58
Swap agreements	6,820,508
Futures contracts	497,867
Net realized gain	7,318,433
Net change in unrealized appreciation (depreciation) on:
Investments	1,105
Swap agreements	7,670,807
Net change in unrealized appreciation (depreciation)	7,671,912
Net realized and unrealized gain	14,990,345
Net increase in net assets resulting from operations	$14,884,381

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(105,964)	$(308,179)
Net realized gain (loss) on investments	7,318,433	(8,983,170)
Net change in unrealized appreciation (depreciation) on investments	7,671,912	18,112
Net increase (decrease) in net assets resulting from operations	14,884,381	(9,273,237)

Capital share transactions:
Proceeds from sale of shares
A-Class	18,237,300	21,266,336
C-Class	2,047,542	1,683,696
H-Class	975,721,595	1,165,130,479
Cost of shares redeemed
A-Class	(19,956,303)	(19,627,834)
C-Class	(1,810,043)	(1,672,131)
H-Class	(973,468,076)	(1,155,831,242)
Net increase from capital share transactions	772,015	10,949,304
Net increase in net assets	15,656,396	1,676,067

Net assets:
Beginning of period	15,610,128	13,934,061
End of period	$31,266,524	$15,610,128

Capital share activity:
Shares sold
A-Class	348,742	480,514
C-Class	48,796	43,146
H-Class	20,129,870	25,635,805
Shares redeemed
A-Class	(389,865)	(437,122)
C-Class	(42,036)	(43,010)
H-Class	(19,948,970)	(25,532,772)
Net increase in shares	146,537	146,561

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018[f]
Per Share Data
Net asset value, beginning of period	$40.83	$59.25	$167.99	$182.33	$224.59	$296.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.71)	(.58)	(.50)	.45	(1.95)
Net gain (loss) on investments (realized and unrealized)	18.54	(17.71)	(108.16)	(13.54)	(42.71)	(69.74)
Total from investment operations	18.29	(18.42)	(108.74)	(14.04)	(42.26)	(71.69)
Less distributions from:
Net investment income	—	—	—	(.30)	—	—
Total distributions	—	—	—	(.30)	—	—
Net asset value, end of period	$59.12	$40.83	$59.25	$167.99	$182.33	$224.59

Total Return[c]	44.80%	(31.09%)	(64.73%)	(7.66%)	(18.81%)	(24.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,044	$2,399	$911	$10,143	$1,664	$1,972
Ratios to average net assets:
Net investment income (loss)	(0.89%)	(1.56%)	(1.67%)	(0.28%)	0.23%	(0.74%)
Total expenses	1.92%	1.77%	1.81%	1.82%	1.85%	1.76%
Net expenses[d]	1.91%	1.77%	1.81%	1.82%	1.85%	1.76%
Portfolio turnover rate	—	—	—	—	—	53%

C-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018f
Per Share Data
Net asset value, beginning of period	$34.77	$50.84	$145.28	$158.86	$197.04	$262.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.88)	(.83)	(.75)	(.85)	(3.05)
Net gain (loss) on investments (realized and unrealized)	15.69	(15.19)	(93.61)	(12.53)	(37.33)	(61.92)
Total from investment operations	15.40	(16.07)	(94.44)	(13.28)	(38.18)	(64.97)
Less distributions from:
Net investment income	—	—	—	(.30)	—	—
Total distributions	—	—	—	(.30)	—	—
Net asset value, end of period	$50.17	$34.77	$50.84	$145.28	$158.86	$197.04

Total Return[c]	44.29%	(31.61%)	(65.01%)	(8.29%)	(19.39%)	(24.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$618	$193	$276	$362	$631	$814
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(2.24%)	(2.43%)	(0.55%)	(0.48%)	(1.40%)
Total expenses	2.73%	2.50%	2.55%	2.58%	2.56%	2.52%
Net expenses[d]	2.71%	2.50%	2.55%	2.58%	2.56%	2.52%
Portfolio turnover rate	—	—	—	—	—	53%

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018[f]
Per Share Data
Net asset value, beginning of period	$41.01	$59.45	$168.56	$182.85	$225.22	$297.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.71)	(.55)	— [e]	.50	(1.70)
Net gain (loss) on investments (realized and unrealized)	18.56	(17.73)	(108.56)	(13.99)	(42.87)	(70.28)
Total from investment operations	18.40	(18.44)	(109.11)	(13.99)	(42.37)	(71.98)
Less distributions from:
Net investment income	—	—	—	(.30)	—	—
Total distributions	—	—	—	(.30)	—	—
Net asset value, end of period	$59.41	$41.01	$59.45	$168.56	$182.85	$225.22

Total Return	44.87%	(31.02%)	(64.73%)	(7.62%)	(18.81%)	(24.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,605	$13,017	$12,747	$68,498	$18,789	$25,544
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(1.55%)	(1.65%)	0.01%	0.25%	(0.67%)
Total expenses	1.98%	1.75%	1.81%	1.84%	1.84%	1.76%
Net expenses[d]	1.97%	1.75%	1.81%	1.84%	1.76%	1.76%
Portfolio turnover rate	—	—	—	—	—	53%

[a]	Unaudited figures for the period ended September 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than $0.01 per share.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	10.8%
Microsoft Corp.	8.4%
Amazon.com, Inc.	5.6%
Tesla, Inc.	4.0%
Alphabet, Inc. — Class C	2.9%
Alphabet, Inc. — Class A	2.8%
Meta Platforms, Inc. — Class A	2.3%
NVIDIA Corp.	2.1%
PepsiCo, Inc.	1.8%
Costco Wholesale Corp.	1.7%
Top Ten Total	42.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(48.94%)	(49.85%)	17.21%	24.61%
A-Class Shares with sales charge‡	(51.37%)	(52.23%)	16.07%	24.01%
C-Class Shares	(49.14%)	(50.28%)	16.30%	23.66%
C-Class Shares with CDSC§	(49.65%)	(50.74%)	16.30%	23.66%
H-Class Shares	(48.94%)	(49.85%)	17.21%	24.61%
NASDAQ-100 Index	(25.74%)	(24.72%)	13.95%	15.91%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 81.1%

Technology - 37.0%
Apple, Inc.	308,760	$42,670,632
Microsoft Corp.	143,285	33,371,076
NVIDIA Corp.	67,325	8,172,582
Broadcom, Inc.	12,909	5,731,725
Texas Instruments, Inc.	29,124	4,507,813
Adobe, Inc.*	14,918	4,105,434
QUALCOMM, Inc.	35,795	4,044,119
Intuit, Inc.	8,991	3,482,394
Intel Corp.	130,878	3,372,726
Advanced Micro Devices, Inc.*	51,456	3,260,252
Analog Devices, Inc.	16,394	2,284,340
Applied Materials, Inc.	27,423	2,246,766
Fiserv, Inc.*	20,387	1,907,612
Activision Blizzard, Inc.	24,936	1,853,742
Micron Technology, Inc.	35,162	1,761,616
Lam Research Corp.	4,366	1,597,956
Synopsys, Inc.*	4,874	1,489,056
Cadence Design Systems, Inc.*	8,730	1,426,744
KLA Corp.	4,520	1,367,888
Paychex, Inc.	11,472	1,287,273
Autodesk, Inc.*	6,881	1,285,371
Fortinet, Inc.*	25,134	1,234,833
NXP Semiconductor N.V.	8,370	1,234,659
Marvell Technology, Inc.	27,177	1,166,165
ASML Holding N.V. — Class G	2,744	1,139,720
Crowdstrike Holdings, Inc. — Class A*	6,848	1,128,619
Microchip Technology, Inc.	17,611	1,074,799
Electronic Arts, Inc.	8,863	1,025,538
Workday, Inc. — Class A*	6,406	975,121
Atlassian Corporation plc — Class A*	4,618	972,505
Cognizant Technology Solutions Corp. — Class A	16,504	947,990
Datadog, Inc. — Class A*	9,270	822,991
Zscaler, Inc.*	4,522	743,281
ANSYS, Inc.*	2,775	615,217
Zoom Video Communications, Inc. — Class A*	7,999	588,646
Skyworks Solutions, Inc.	5,114	436,071
NetEase, Inc. ADR	5,176	391,306
Splunk, Inc.*	5,186	389,987
DocuSign, Inc.*	6,373	340,764
Total Technology		146,455,329

Communications - 21.4%
Amazon.com, Inc.*	195,729	22,117,377
Alphabet, Inc. — Class C*	118,407	11,384,833
Alphabet, Inc. — Class A*	115,198	11,018,689
Meta Platforms, Inc. — Class A*	65,612	8,902,236
T-Mobile US, Inc.*	39,972	5,363,043
Cisco Systems, Inc.	131,993	5,279,720
Comcast Corp. — Class A	140,371	4,117,082
Netflix, Inc.*	14,174	3,337,126
Booking Holdings, Inc.*	1,266	2,080,304
Palo Alto Networks, Inc.*	9,528	1,560,591
Charter Communications, Inc. — Class A*	5,121	1,553,455
Airbnb, Inc. — Class A*	12,723	1,336,424
MercadoLibre, Inc.*	1,605	1,328,587
Pinduoduo, Inc. ADR*	14,920	933,694
JD.com, Inc. ADR	16,085	809,075
Sirius XM Holdings, Inc.[1]	124,128	708,771
Baidu, Inc. ADR*	5,802	681,677
eBay, Inc.	17,511	644,580
VeriSign, Inc.*	3,419	593,880
Match Group, Inc.*	9,020	430,705
Okta, Inc.*	4,807	273,374
Total Communications		84,455,223

Consumer, Non-cyclical - 10.9%
PepsiCo, Inc.	43,985	7,180,991
Amgen, Inc.	17,050	3,843,070
PayPal Holdings, Inc.*	36,863	3,172,798
Automatic Data Processing, Inc.	13,245	2,995,887
Gilead Sciences, Inc.	39,951	2,464,577
Mondelez International, Inc. — Class A	43,687	2,395,358
Vertex Pharmaceuticals, Inc.*	8,175	2,366,989
Regeneron Pharmaceuticals, Inc.*	3,417	2,353,869
Intuitive Surgical, Inc.*	11,383	2,133,630
Keurig Dr Pepper, Inc.	45,138	1,616,843
Moderna, Inc.*	12,469	1,474,459
Monster Beverage Corp.*	16,795	1,460,493
Kraft Heinz Co.	39,060	1,302,651
Cintas Corp.	3,253	1,262,782
Biogen, Inc.*	4,626	1,235,142
AstraZeneca plc ADR	18,865	1,034,557
Dexcom, Inc.*	12,513	1,007,797
Illumina, Inc.*	5,014	956,621
IDEXX Laboratories, Inc.*	2,653	864,347
Verisk Analytics, Inc. — Class A	5,003	853,162
Seagen, Inc.*	5,879	804,424
Align Technology, Inc.*	2,490	515,704
Total Consumer, Non-cyclical		43,296,151

Consumer, Cyclical - 9.0%
Tesla, Inc.*	59,713	15,838,873
Costco Wholesale Corp.	14,119	6,667,980
Starbucks Corp.	36,573	3,081,641
Marriott International, Inc. — Class A	10,345	1,449,748
O’Reilly Automotive, Inc.*	2,018	1,419,360
Lululemon Athletica, Inc.*	3,899	1,090,005
Dollar Tree, Inc.*	7,138	971,482
Ross Stores, Inc.	11,154	939,948
PACCAR, Inc.	11,084	927,620
Walgreens Boots Alliance, Inc.	27,548	865,007
Fastenal Co.	18,318	843,361
Copart, Inc.*	7,576	806,086
Lucid Group, Inc.*,1	53,481	747,130
Total Consumer, Cyclical		35,648,241

Industrial - 1.6%
Honeywell International, Inc.	21,474	3,585,514
CSX Corp.	68,252	1,818,233

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Old Dominion Freight Line, Inc.	3,563	$886,368
Total Industrial		6,290,115

Utilities - 1.2%
American Electric Power Company, Inc.	16,375	1,415,619
Exelon Corp.	31,666	1,186,208
Xcel Energy, Inc.	17,435	1,115,840
Constellation Energy Corp.	10,411	866,091
Total Utilities		4,583,758

Total Common Stocks
(Cost $195,251,576)		320,728,817

	Face Amount
U.S. TREASURY BILLS†† - 20.8%
U.S. Treasury Bills
1.34% due 10/04/22[2,3]	$40,323,000	40,320,293
2.35% due 10/04/22[3]	16,500,000	16,498,892
2.70% due 11/08/22[3,4]	13,445,000	13,408,581
1.78% due 10/04/22[3]	12,000,000	11,999,195
Total U.S. Treasury Bills
(Cost $82,219,282)		82,226,961

FEDERAL AGENCY DISCOUNT NOTES†† - 1.3%
Freddie Mac
2.28% due 10/03/22[3]	5,000,000	4,999,367
Total Federal Agency Discount Notes
(Cost $4,999,367)		4,999,367

REPURCHASE AGREEMENTS††,5 - 10.9%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[2]	24,590,438	24,590,438
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[2]	9,457,861	9,457,861
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[2]	9,177,916	9,177,916
Total Repurchase Agreements
(Cost $43,226,215)		43,226,215

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[7]	529,215	529,215
Total Securities Lending Collateral
(Cost $529,215)		529,215

Total Investments - 114.2%
(Cost $326,225,655)		$451,710,575
Other Assets & Liabilities, net - (14.2)%		(55,998,221)
Total Net Assets - 100.0%		$395,712,354

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	752	Dec 2022	$165,898,720	$(14,032,859)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	3.63% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	3,644	$39,975,686	$(868,024)
BNP Paribas	NASDAQ-100 Index	Pay	3.73% (Federal Funds Rate + 0.65%)	At Maturity	11/17/22	6,964	76,406,611	(4,920,377)
Barclays Bank plc	NASDAQ-100 Index	Pay	3.46% (SOFR + 0.50%)	At Maturity	11/16/22	17,125	187,879,045	(26,446,184)
							$304,261,342	$(32,234,585)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2022
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2022.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$320,728,817	$—	$—	$320,728,817
U.S. Treasury Bills	—	82,226,961	—	82,226,961
Federal Agency Discount Notes	—	4,999,367	—	4,999,367
Repurchase Agreements	—	43,226,215	—	43,226,215
Securities Lending Collateral	529,215	—	—	529,215
Total Assets	$321,258,032	$130,452,543	$—	$451,710,575

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$14,032,859	$—	$—	$14,032,859
Equity Index Swap Agreements**	—	32,234,585	—	32,234,585
Total Liabilities	$14,032,859	$32,234,585	$—	$46,267,444

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

Assets:
Investments, at value - including $503,636 of securities loaned (cost $282,999,440)	$408,484,360
Repurchase agreements, at value (cost $43,226,215)	43,226,215
Cash	1
Segregated cash with broker	7,910,540
Receivables:
Fund shares sold	35,427,915
Dividends	66,555
Securities lending income	6,696
Interest	3,538
Total assets	495,125,820

Liabilities:
Unrealized depreciation on OTC swap agreements	32,234,585
Payable for:
Swap settlement	55,311,738
Fund shares redeemed	5,784,729
Variation margin on futures contracts	2,446,015
Securities purchased	1,982,194
Return of securities lending collateral	529,215
Management fees	348,107
Transfer agent and administrative fees	153,290
Distribution and service fees	101,722
Portfolio accounting/administration fees	34,642
Trustees’ fees*	6,584
Miscellaneous	480,645
Total liabilities	99,413,466
Net assets	$395,712,354

Net assets consist of:
Paid in capital	$475,400,398
Total distributable earnings (loss)	(79,688,044)
Net assets	$395,712,354

A-Class:
Net assets	$45,351,102
Capital shares outstanding	229,743
Net asset value per share	$197.40
Maximum offering price per share (Net asset value divided by 95.25%)	$207.24

C-Class:
Net assets	$6,681,458
Capital shares outstanding	46,330
Net asset value per share	$144.21

H-Class:
Net assets	$343,679,794
Capital shares outstanding	1,741,702
Net asset value per share	$197.32

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $2,530)	$2,018,191
Interest	688,477
Income from securities lending, net	50,420
Total investment income	2,757,088

Expenses:
Management fees	2,389,314
Distribution and service fees:
A-Class	78,968
C-Class	47,216
H-Class	574,149
Transfer agent and administrative fees	622,841
Portfolio accounting/administration fees	469,564
Registration fees	394,555
Professional fees	84,247
Trustees’ fees*	46,608
Custodian fees	37,418
Line of credit fees	5,100
Interest expense	2,260
Miscellaneous	229,919
Total expenses	4,982,159
Less:
Expenses reimbursed by Adviser	(44,708)
Net expenses	4,937,451
Net investment loss	(2,180,363)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	28,725,700
Swap agreements	(59,460,717)
Futures contracts	(36,604,438)
Net realized loss	(67,339,455)
Net change in unrealized appreciation (depreciation) on:
Investments	(176,960,719)
Swap agreements	(59,926,294)
Futures contracts	(37,889,305)
Net change in unrealized appreciation (depreciation)	(274,776,318)
Net realized and unrealized loss	(342,115,773)
Net decrease in net assets resulting from operations	$(344,296,136)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,180,363)	$(10,027,705)
Net realized gain (loss) on investments	(67,339,455)	102,778,291
Net change in unrealized appreciation (depreciation) on investments	(274,776,318)	64,162,431
Net increase (decrease) in net assets resulting from operations	(344,296,136)	156,913,017

Distributions to shareholders:
A-Class	—	(6,464,584)
C-Class	—	(1,353,687)
H-Class	—	(48,249,375)
Total distributions to shareholders	—	(56,067,646)

Capital share transactions:
Proceeds from sale of shares
A-Class	17,527,329	30,250,117
C-Class	1,660,464	4,826,181
H-Class	2,021,322,320	4,039,213,114
Distributions reinvested
A-Class	—	6,368,467
C-Class	—	1,308,568
H-Class	—	43,081,768
Cost of shares redeemed
A-Class	(18,735,280)	(36,564,926)
C-Class	(2,052,767)	(9,833,847)
H-Class	(2,090,496,704)	(4,030,515,212)
Net increase (decrease) from capital share transactions	(70,774,638)	48,134,230
Net increase (decrease) in net assets	(415,070,774)	148,979,601

Net assets:
Beginning of period	810,783,128	661,803,527
End of period	$395,712,354	$810,783,128

Capital share activity:
Shares sold
A-Class	66,353	73,257
C-Class	8,262	15,242
H-Class	7,679,793	9,876,438
Shares issued from reinvestment of distributions
A-Class	—	13,282
C-Class	—	3,713
H-Class	—	89,883
Shares redeemed
A-Class	(71,717)	(88,250)
C-Class	(10,463)	(31,728)
H-Class	(7,765,212)	(9,825,501)
Net increase (decrease) in shares	(92,984)	126,336

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$386.62	$336.16	$141.52	$150.26	$128.26	$103.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.10)	(4.89)	(3.18)	(1.16)	(.83)	(.92)
Net gain (loss) on investments (realized and unrealized)	(188.12)	83.35	227.34	2.39	22.83	43.11
Total from investment operations	(189.22)	78.46	224.16	1.23	22.00	42.19
Less distributions from:
Net realized gains	—	(28.00)	(29.52)	(9.97)	—	(17.52)
Total distributions	—	(28.00)	(29.52)	(9.97)	—	(17.52)
Net asset value, end of period	$197.40	$386.62	$336.16	$141.52	$150.26	$128.26

Total Return[c]	(48.94%)	21.73%	159.40%	(0.76%)	17.15%	40.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,351	$90,897	$79,610	$31,547	$36,252	$22,376
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(1.17%)	(1.13%)	(0.67%)	(0.59%)	(0.73%)
Total expenses	1.86%	1.79%	1.84%	1.87%	1.89%	1.79%
Net expenses[d]	1.85%	1.79%	1.84%	1.87%	1.89%	1.79%
Portfolio turnover rate	219%	252%	251%	237%	113%	217%

C-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$283.53	$253.57	$110.50	$119.88	$103.10	$86.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.55)	(5.97)	(4.02)	(1.92)	(1.55)	(1.52)
Net gain (loss) on investments (realized and unrealized)	(137.77)	63.93	176.61	2.51	18.33	35.76
Total from investment operations	(139.32)	57.96	172.59	.59	16.78	34.24
Less distributions from:
Net realized gains	—	(28.00)	(29.52)	(9.97)	—	(17.52)
Total distributions	—	(28.00)	(29.52)	(9.97)	—	(17.52)
Net asset value, end of period	$144.21	$283.53	$253.57	$110.50	$119.88	$103.10

Total Return[c]	(49.14%)	20.70%	157.42%	(1.50%)	16.28%	39.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,681	$13,760	$15,545	$9,030	$13,978	$23,110
Ratios to average net assets:
Net investment income (loss)	(1.56%)	(1.92%)	(1.88%)	(1.42%)	(1.36%)	(1.48%)
Total expenses	2.61%	2.54%	2.59%	2.63%	2.60%	2.54%
Net expenses[d]	2.60%	2.54%	2.59%	2.63%	2.60%	2.54%
Portfolio turnover rate	219%	252%	251%	237%	113%	217%

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$386.47	$336.03	$141.47	$150.21	$128.21	$103.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.10)	(4.89)	(3.14)	(1.14)	(.85)	(.90)
Net gain (loss) on investments (realized and unrealized)	(188.05)	83.33	227.22	2.37	22.85	43.04
Total from investment operations	(189.15)	78.44	224.08	1.23	22.00	42.14
Less distributions from:
Net realized gains	—	(28.00)	(29.52)	(9.97)	—	(17.52)
Total distributions	—	(28.00)	(29.52)	(9.97)	—	(17.52)
Net asset value, end of period	$197.32	$386.47	$336.03	$141.47	$150.21	$128.21

Total Return	(48.94%)	21.73%	159.40%	(0.76%)	17.16%	40.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$343,680	$706,126	$566,649	$276,299	$385,119	$412,179
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(1.17%)	(1.13%)	(0.66%)	(0.59%)	(0.72%)
Total expenses	1.86%	1.79%	1.84%	1.87%	1.87%	1.79%
Net expenses[d]	1.84%	1.79%	1.84%	1.87%	1.87%	1.79%
Portfolio turnover rate	219%	252%	251%	237%	113%	217%

[a]	Unaudited figures for the period ended September 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	56.16%	36.27%	(35.37%)	(34.13%)
A-Class Shares with sales charge‡	48.74%	29.79%	(36.00%)	(34.44%)
C-Class Shares	55.50%	35.14%	(35.84%)	(34.58%)
C-Class Shares with CDSC§	54.50%	34.14%	(35.84%)	(34.58%)
H-Class Shares	56.28%	36.47%	(35.36%)	(34.12%)
NASDAQ-100 Index	(25.74%)	(24.72%)	13.95%	15.91%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 70.9%
Federal Farm Credit Bank
2.60% due 10/03/22[1]	$66,300,000	$66,290,423
Freddie Mac
2.28% due 10/03/22[1]	10,000,000	9,998,733
Federal Home Loan Bank
3.00% due 11/01/22[1]	2,500,000	2,493,542
3.22% due 12/01/22[1]	2,000,000	1,989,560
Total Federal Agency Discount Notes
(Cost $80,771,786)		80,772,258

FEDERAL AGENCY NOTES†† - 0.9%
Federal Farm Credit Bank
3.07% (Commercial Prime Lending Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	1,000,000	1,000,006
Total Federal Agency Notes
(Cost $1,000,000)		1,000,006

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
1.34% due 10/04/22[1,2]	850,000	849,943
2.70% due 11/08/22[1,3]	137,000	136,629
Total U.S. Treasury Bills
(Cost $986,504)		986,572

REPURCHASE AGREEMENTS††,4 - 20.8%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[2]	13,485,649	13,485,649
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[2]	5,186,788	5,186,788
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[2]	5,033,263	5,033,263
Total Repurchase Agreements
(Cost $23,705,700)		23,705,700

Total Investments - 93.4%
(Cost $106,463,990)		$106,464,536
Other Assets & Liabilities, net - 6.6%		7,463,536
Total Net Assets - 100.0%		$113,928,072

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	122	Dec 2022	$26,914,420	$996,543

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	3.33% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	10,157	$111,430,976	$6,399,623
Goldman Sachs International	NASDAQ-100 Index	Receive	3.33% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	7,420	81,411,522	2,440,643
Barclays Bank plc	NASDAQ-100 Index	Receive	3.31% (SOFR + 0.35%)	At Maturity	11/16/22	732	8,035,701	1,047,506
							$200,878,199	$9,887,772

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2022
INVERSE NASDAQ-100® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$80,772,258	$—	$80,772,258
Federal Agency Notes	—	1,000,006	—	1,000,006
U.S. Treasury Bills	—	986,572	—	986,572
Repurchase Agreements	—	23,705,700	—	23,705,700
Equity Futures Contracts**	996,543	—	—	996,543
Equity Index Swap Agreements**	—	9,887,772	—	9,887,772
Total Assets	$996,543	$116,352,308	$—	$117,348,851

**	This derivative is reported as unrealized appreciation/depreciation at period end.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

Assets:
Investments, at value (cost $82,758,290)	$82,758,836
Repurchase agreements, at value (cost $23,705,700)	23,705,700
Segregated cash with broker	1,800,082
Unrealized appreciation on OTC swap agreements	9,887,772
Receivables:
Swap settlement	24,776,803
Fund shares sold	3,211,150
Variation margin on futures contracts	481,248
Interest	6,343
Total assets	146,627,934

Liabilities:
Segregated cash due to broker	31,360,000
Payable for:
Fund shares redeemed	1,211,324
Management fees	17,236
Transfer agent and administrative fees	7,942
Distribution and service fees	4,948
Portfolio accounting/administration fees	1,791
Trustees’ fees*	417
Miscellaneous	96,204
Total liabilities	32,699,862
Net assets	$113,928,072

Net assets consist of:
Paid in capital	$171,422,386
Total distributable earnings (loss)	(57,494,314)
Net assets	$113,928,072

A-Class:
Net assets	$1,332,262
Capital shares outstanding	24,889
Net asset value per share	$53.53
Maximum offering price per share (Net asset value divided by 95.25%)	$56.20

C-Class:
Net assets	$215,160
Capital shares outstanding	4,711
Net asset value per share	$45.67

H-Class:
Net assets	$112,380,650
Capital shares outstanding	2,094,825
Net asset value per share	$53.65

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2022

Investment Income:
Interest	$216,913
Total investment income	216,913

Expenses:
Management fees	176,056
Distribution and service fees:
A-Class	1,056
C-Class	1,025
H-Class	47,594
Transfer agent and administrative fees	48,068
Interest expense	151,191
Portfolio accounting/administration fees	33,056
Registration fees	27,085
Professional fees	10,247
Trustees’ fees*	4,394
Custodian fees	2,901
Miscellaneous	12,791
Total expenses	515,464
Less:
Expenses reimbursed by Adviser	(2,135)
Net expenses	513,329
Net investment loss	(296,416)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(194)
Swap agreements	26,456,210
Futures contracts	1,474,692
Net realized gain	27,930,708
Net change in unrealized appreciation (depreciation) on:
Investments	380
Swap agreements	9,661,748
Futures contracts	1,032,147
Net change in unrealized appreciation (depreciation)	10,694,275
Net realized and unrealized gain	38,624,983
Net increase in net assets resulting from operations	$38,328,567

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(296,416)	$(371,188)
Net realized gain on investments	27,930,708	29,742,173
Net change in unrealized appreciation (depreciation) on investments	10,694,275	(292,041)
Net increase in net assets resulting from operations	38,328,567	29,078,944

Capital share transactions:
Proceeds from sale of shares
A-Class	7,691,034	5,637,997
C-Class	2,587,072	6,590,693
H-Class	1,132,069,929	1,957,007,657
Cost of shares redeemed
A-Class	(7,332,662)	(5,157,152)
C-Class	(2,624,482)	(6,498,511)
H-Class	(1,070,497,282)	(1,979,681,177)
Net increase (decrease) from capital share transactions	61,893,609	(22,100,493)
Net increase in net assets	100,222,176	6,978,451

Net assets:
Beginning of period	13,705,896	6,727,445
End of period	$113,928,072	$13,705,896

Capital share activity:
Shares sold
A-Class	176,724	149,665
C-Class	67,505	199,291
H-Class	25,704,453	52,667,562
Shares redeemed
A-Class	(169,838)	(137,464)
C-Class	(68,161)	(199,226)
H-Class	(23,986,251)	(52,410,351)
Net increase in shares	1,724,432	269,477

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]
Per Share Data
Net asset value, beginning of period	$34.28	$51.80	$185.07	$270.16	$375.67	$588.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.45)	(.58)	(.48)	.40	.90	(3.00)
Net gain (loss) on investments (realized and unrealized)	19.70	(16.94)[f]	(132.65)	(85.39)	(106.41)[f]	(209.92)
Total from investment operations	19.25	(17.52)	(133.13)	(84.99)	(105.51)	(212.92)
Less distributions from:
Net investment income	—	—	(.14)	(.10)	—	—
Total distributions	—	—	(.14)	(.10)	—	—
Net asset value, end of period	$53.53	$34.28	$51.80	$185.07	$270.16	$375.67

Total Return[c]	56.16%	(33.82%)	(71.95%)	(31.48%)	(28.08%)	(36.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,332	$617	$301	$320	$1,342	$256
Ratios to average net assets:
Net investment income (loss)	(1.65%)	(1.58%)	(1.69%)	0.17%	0.29%	(0.66%)
Total expenses	2.40%	1.78%	1.81%	1.87%	1.90%	1.81%
Net expenses[d]	2.38%	1.78%	1.81%	1.87%	1.90%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]
Per Share Data
Net asset value, beginning of period	$29.37	$44.74	$161.13	$236.63	$331.26	$522.61
Income (loss) from investment operations:
Net investment income (loss)[b]	(.49)	(.78)	(.48)	(1.00)	(1.30)	(6.30)
Net gain (loss) on investments (realized and unrealized)	16.79	(14.59)[f]	(115.77)	(74.40)	(93.33)[f]	(185.05)
Total from investment operations	16.30	(15.37)	(116.25)	(75.40)	(94.63)	(191.35)
Less distributions from:
Net investment income	—	—	(.14)	(.10)	—	—
Total distributions	—	—	(.14)	(.10)	—	—
Net asset value, end of period	$45.67	$29.37	$44.74	$161.13	$236.63	$331.26

Total Return[c]	55.50%	(34.35%)	(72.15%)	(31.89%)	(28.58%)	(36.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$215	$158	$237	$64	$233	$219
Ratios to average net assets:
Net investment income (loss)	(2.21%)	(2.32%)	(2.44%)	(0.54%)	(0.49%)	(1.44%)
Total expenses	3.05%	2.52%	2.55%	2.63%	2.58%	2.49%
Net expenses[d]	3.03%	2.52%	2.55%	2.63%	2.58%	2.49%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]	Year Ended March 31, 2019[e]	Year Ended March 29, 2018[e]
Per Share Data
Net asset value, beginning of period	$34.33	$51.83	$185.13	$270.31	$376.26	$589.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.63)	(.36)	.20	.80	(3.00)
Net gain (loss) on investments (realized and unrealized)	19.64	(16.87)[f]	(132.80)	(85.28)	(106.75)[f]	(210.27)
Total from investment operations	19.32	(17.50)	(133.16)	(85.08)	(105.95)	(213.27)
Less distributions from:
Net investment income	—	—	(.14)	(.10)	—	—
Total distributions	—	—	(.14)	(.10)	—	—
Net asset value, end of period	$53.65	$34.33	$51.83	$185.13	$270.31	$376.26

Total Return	56.28%	(33.76%)	(71.93%)	(31.50%)	(28.17%)	(36.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,381	$12,931	$6,190	$12,137	$11,636	$13,073
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(1.70%)	(1.70%)	0.10%	0.25%	(0.67%)
Total expenses	2.24%	1.81%	1.85%	1.87%	1.88%	1.80%
Net expenses[d]	2.23%	1.81%	1.85%	1.87%	1.88%	1.80%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 10, 2020.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
UnitedHealth Group, Inc.	10.1%
Goldman Sachs Group, Inc.	5.9%
Home Depot, Inc.	5.5%
Microsoft Corp.	4.7%
McDonald’s Corp.	4.6%
Amgen, Inc.	4.5%
Visa, Inc. — Class A	3.6%
Honeywell International, Inc.	3.3%
Caterpillar, Inc.	3.3%
Johnson & Johnson	3.3%
Top Ten Total	48.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(32.74%)	(29.64%)	6.26%	14.60%
A-Class Shares with sales charge‡	(35.93%)	(32.99%)	5.23%	14.05%
C-Class Shares	(32.99%)	(30.19%)	5.47%	13.76%
C-Class Shares with CDSC§	(33.66%)	(30.85%)	5.47%	13.76%
H-Class Shares	(32.75%)	(29.66%)	6.26%	14.60%
Dow Jones Industrial Average	(16.28%)	(13.40%)	7.42%	10.45%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 87.4%

Consumer, Non-cyclical - 23.3%
UnitedHealth Group, Inc.	4,659	$2,352,981
Amgen, Inc.	4,659	1,050,139
Johnson & Johnson	4,659	761,094
Procter & Gamble Co.	4,659	588,199
Merck & Company, Inc.	4,659	401,233
Coca-Cola Co.	4,659	260,997
Total Consumer, Non-cyclical		5,414,643

Financial - 17.3%
Goldman Sachs Group, Inc.	4,659	1,365,320
Visa, Inc. — Class A	4,659	827,671
Travelers Companies, Inc.	4,659	713,759
American Express Co.	4,659	628,546
JPMorgan Chase & Co.	4,659	486,865
Total Financial		4,022,161

Consumer, Cyclical - 15.1%
Home Depot, Inc.	4,659	1,285,604
McDonald’s Corp.	4,659	1,075,018
Walmart, Inc.	4,659	604,272
NIKE, Inc. — Class B	4,659	387,256
Walgreens Boots Alliance, Inc.	4,659	146,293
Total Consumer, Cyclical		3,498,443

Technology - 13.2%
Microsoft Corp.	4,659	1,085,081
Salesforce, Inc.*	4,659	670,151
Apple, Inc.	4,659	643,874
International Business Machines Corp.	4,659	553,536
Intel Corp.	4,659	120,062
Total Technology		3,072,704

Industrial - 11.3%
Honeywell International, Inc.	4,659	777,913
Caterpillar, Inc.	4,659	764,449
Boeing Co.*	4,659	564,112
3M Co.	4,659	514,819
Total Industrial		2,621,293

Communications - 3.4%
Walt Disney Co.*	4,659	439,484
Cisco Systems, Inc.	4,659	186,360
Verizon Communications, Inc.	4,659	176,902
Total Communications		802,746

Energy - 2.9%
Chevron Corp.	4,659	669,359

Basic Materials - 0.9%
Dow, Inc.	4,659	204,670

Total Common Stocks
(Cost $15,139,927)		20,306,019

	Face Amount
U.S. TREASURY BILLS†† - 18.1%
U.S. Treasury Bills
1.34% due 10/04/22[1]	$2,533,000	2,532,830
1.78% due 10/04/22[1]	1,000,000	999,933
2.35% due 10/04/22[1]	500,000	499,966
2.70% due 11/08/22[1,2]	167,000	166,548
Total U.S. Treasury Bills
(Cost $4,198,975)		4,199,277

REPURCHASE AGREEMENTS††,3 - 14.1%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[4]	1,859,892	1,859,892
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[4]	715,343	715,343
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[4]	694,170	694,170
Total Repurchase Agreements
(Cost $3,269,405)		3,269,405

Total Investments - 119.6%
(Cost $22,608,307)		$27,774,701
Other Assets & Liabilities, net - (19.6)%		(4,549,375)
Total Net Assets - 100.0%		$23,225,326

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	13	Dec 2022	$1,871,090	$(26,943)

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2022
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	3.63% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	304	$8,738,906	$(176,613)
Barclays Bank plc	Dow Jones Industrial Average	Pay	3.46% (SOFR + 0.50%)	At Maturity	11/16/22	549	15,775,056	(1,356,161)
							$24,513,962	$(1,532,774)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,306,019	$—	$—	$20,306,019
U.S. Treasury Bills	—	4,199,277	—	4,199,277
Repurchase Agreements	—	3,269,405	—	3,269,405
Total Assets	$20,306,019	$7,468,682	$—	$27,774,701

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$26,943	$—	$—	$26,943
Equity Index Swap Agreements**	—	1,532,774	—	1,532,774
Total Liabilities	$26,943	$1,532,774	$—	$1,559,717

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

Assets:
Investments, at value (cost $19,338,902)	$24,505,296
Repurchase agreements, at value (cost $3,269,405)	3,269,405
Segregated cash with broker	1,185,047
Receivables:
Fund shares sold	203,606
Dividends	7,287
Interest	267
Securities lending income	17
Total assets	29,170,925

Liabilities:
Unrealized depreciation on OTC swap agreements	1,532,774
Payable for:
Swap settlement	3,906,566
Fund shares redeemed	387,812
Variation margin on futures contracts	51,638
Management fees	19,935
Transfer agent and administrative fees	8,866
Distribution and service fees	6,144
Portfolio accounting/administration fees	1,972
Trustees’ fees*	383
Miscellaneous	29,509
Total liabilities	5,945,599
Net assets	$23,225,326

Net assets consist of:
Paid in capital	$27,287,865
Total distributable earnings (loss)	(4,062,539)
Net assets	$23,225,326

A-Class:
Net assets	$4,718,375
Capital shares outstanding	51,669
Net asset value per share	$91.32
Maximum offering price per share (Net asset value divided by 95.25%)	$95.87

C-Class:
Net assets	$880,737
Capital shares outstanding	11,363
Net asset value per share	$77.51

H-Class:
Net assets	$17,626,214
Capital shares outstanding	193,728
Net asset value per share	$90.98

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2022

Investment Income:
Dividends	$284,369
Interest	36,188
Income from securities lending, net	532
Total investment income	321,089

Expenses:
Management fees	138,236
Distribution and service fees:
A-Class	8,627
C-Class	5,619
H-Class	28,369
Transfer agent and administrative fees	35,910
Portfolio accounting/administration fees	27,139
Registration fees	21,532
Professional fees	4,428
Trustees’ fees*	2,595
Custodian fees	2,156
Interest expense	238
Line of credit fees	215
Miscellaneous	16,487
Total expenses	291,551
Less:
Expenses reimbursed by Adviser	(2,570)
Net expenses	288,981
Net investment income	32,108

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(470,610)
Swap agreements	(3,736,036)
Futures contracts	(1,362,611)
Net realized loss	(5,569,257)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,761,039)
Swap agreements	(2,130,801)
Futures contracts	(95,339)
Net change in unrealized appreciation (depreciation)	(6,987,179)
Net realized and unrealized loss	(12,556,436)
Net decrease in net assets resulting from operations	$(12,524,328)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$32,108	$(100,748)
Net realized gain (loss) on investments	(5,569,257)	7,830,107
Net change in unrealized appreciation (depreciation) on investments	(6,987,179)	(2,835,923)
Net increase (decrease) in net assets resulting from operations	(12,524,328)	4,893,436

Distributions to shareholders:
A-Class	—	(482,028)
C-Class	—	(99,716)
H-Class	—	(1,229,453)
Total distributions to shareholders	—	(1,811,197)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,942,847	12,271,047
C-Class	454,069	2,259,862
H-Class	161,555,370	434,035,662
Distributions reinvested
A-Class	—	468,144
C-Class	—	99,150
H-Class	—	1,178,226
Cost of shares redeemed
A-Class	(6,990,734)	(14,863,196)
C-Class	(730,378)	(2,785,982)
H-Class	(162,182,662)	(456,375,738)
Net decrease from capital share transactions	(2,951,488)	(23,712,825)
Net decrease in net assets	(15,475,816)	(20,630,586)

Net assets:
Beginning of period	38,701,142	59,331,728
End of period	$23,225,326	$38,701,142

Capital share activity:
Shares sold
A-Class	42,399	86,607
C-Class	4,596	18,804
H-Class	1,378,370	3,086,602
Shares issued from reinvestment of distributions
A-Class	—	3,201
C-Class	—	794
H-Class	—	8,084
Shares redeemed
A-Class	(59,777)	(105,444)
C-Class	(7,020)	(23,200)
H-Class	(1,389,639)	(3,252,762)
Net decrease in shares	(31,071)	(177,314)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$135.77	$128.55	$58.38	$93.69	$83.19	$64.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	(.27)	(.08)	.44	.34	.26
Net gain (loss) on investments (realized and unrealized)	(44.55)	13.56	70.25	(32.14)	10.16	22.94
Total from investment operations	(44.45)	13.29	70.17	(31.70)	10.50	23.20
Less distributions from:
Net investment income	—	—	—	(.39)	—	(.13)
Net realized gains	—	(6.07)	—	(3.22)	—	(4.58)
Total distributions	—	(6.07)	—	(3.61)	—	(4.71)
Net asset value, end of period	$91.32	$135.77	$128.55	$58.38	$93.69	$83.19

Total Return[c]	(32.74%)	10.00%	120.20%	(35.58%)	12.62%	35.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,718	$9,374	$10,886	$5,752	$10,799	$11,055
Ratios to average net assets:
Net investment income (loss)	0.18%	(0.19%)	(0.08%)	0.45%	0.39%	0.34%
Total expenses	1.87%	1.79%	1.84%	1.87%	1.87%	1.80%
Net expenses[d]	1.85%	1.79%	1.84%	1.87%	1.87%	1.80%
Portfolio turnover rate	227%	197%	172%	126%	239%	223%

C-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$115.67	$111.12	$50.84	$82.59	$73.88	$58.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(1.13)	(.64)	(.28)	(.26)	(.35)
Net gain (loss) on investments (realized and unrealized)	(37.87)	11.75	60.92	(27.86)	8.97	20.70
Total from investment operations	(38.16)	10.62	60.28	(28.14)	8.71	20.35
Less distributions from:
Net investment income	—	—	—	(.39)	—	(.13)
Net realized gains	—	(6.07)	—	(3.22)	—	(4.58)
Total distributions	—	(6.07)	—	(3.61)	—	(4.71)
Net asset value, end of period	$77.51	$115.67	$111.12	$50.84	$82.59	$73.88

Total Return[c]	(32.99%)	9.16%	118.57%	(36.06%)	11.79%	34.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$881	$1,595	$1,932	$1,413	$2,284	$3,465
Ratios to average net assets:
Net investment income (loss)	(0.58%)	(0.93%)	(0.81%)	(0.32%)	(0.34%)	(0.49%)
Total expenses	2.62%	2.54%	2.59%	2.62%	2.61%	2.54%
Net expenses[d]	2.60%	2.54%	2.59%	2.62%	2.61%	2.54%
Portfolio turnover rate	227%	197%	172%	126%	239%	223%

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$135.28	$128.11	$58.19	$93.39	$82.92	$64.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	(.24)	(.08)	.43	.32	.14
Net gain (loss) on investments (realized and unrealized)	(44.45)	13.48	70.00	(32.02)	10.15	22.99
Total from investment operations	(44.30)	13.24	69.92	(31.59)	10.47	23.13
Less distributions from:
Net investment income	—	—	—	(.39)	—	(.13)
Net realized gains	—	(6.07)	—	(3.22)	—	(4.58)
Total distributions	—	(6.07)	—	(3.61)	—	(4.71)
Net asset value, end of period	$90.98	$135.28	$128.11	$58.19	$93.39	$82.92

Total Return	(32.75%)	10.00%	120.16%	(35.58%)	12.63%	35.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,626	$27,732	$46,513	$16,715	$33,340	$46,021
Ratios to average net assets:
Net investment income (loss)	0.26%	(0.17%)	(0.09%)	0.43%	0.36%	0.18%
Total expenses	1.87%	1.79%	1.84%	1.88%	1.87%	1.80%
Net expenses[d]	1.86%	1.79%	1.84%	1.88%	1.87%	1.80%
Portfolio turnover rate	227%	197%	172%	126%	239%	223%

[a]	Unaudited figures for the period ended September 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	35.84%	21.93%	(23.11%)	(24.83%)
A-Class Shares with sales charge‡	29.39%	16.13%	(23.85%)	(25.20%)
C-Class Shares	35.36%	21.01%	(23.70%)	(25.41%)
C-Class Shares with CDSC§	34.36%	20.01%	(23.70%)	(25.41%)
H-Class Shares	35.79%	21.84%	(23.13%)	(24.79%)
Dow Jones Industrial Average	(16.28%)	(13.40%)	7.42%	10.45%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 54.2%
Farmer Mac
2.60% due 10/03/22[1]	$3,500,000	$3,499,720
Total Federal Agency Discount Notes
(Cost $3,499,494)		3,499,720

U.S. TREASURY BILLS†† - 10.9%
U.S. Treasury Bills
1.34% due 10/04/22[1,2]	707,000	706,953
Total U.S. Treasury Bills
(Cost $706,918)		706,953

FEDERAL AGENCY NOTES†† - 7.7%
Federal Farm Credit Bank
3.07% (Commercial Prime Lending Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	500,000	500,003
Total Federal Agency Notes
(Cost $500,000)		500,003

REPURCHASE AGREEMENTS††,3 - 19.8%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[2]	728,657	728,657
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[2]	280,253	280,253
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[2]	271,957	271,957
Total Repurchase Agreements
(Cost $1,280,867)		1,280,867

Total Investments - 92.6%
(Cost $5,987,279)		$5,987,543
Other Assets & Liabilities, net - 7.4%		475,883
Total Net Assets - 100.0%		$6,463,426

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	6	Dec 2022	$863,580	$37,506

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	3.23% (Federal Funds Rate + 0.15%)	At Maturity	11/17/22	259	$7,447,186	$913,298
Barclays Bank plc	Dow Jones Industrial Average	Receive	3.21% (SOFR + 0.25%)	At Maturity	11/16/22	159	4,573,570	659,729
							$12,020,756	$1,573,027

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2022
INVERSE DOW 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[3]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$3,499,720	$—	$3,499,720
U.S. Treasury Bills	—	706,953	—	706,953
Federal Agency Notes	—	500,003	—	500,003
Repurchase Agreements	—	1,280,867	—	1,280,867
Equity Futures Contracts**	37,506	—	—	37,506
Equity Index Swap Agreements**	—	1,573,027	—	1,573,027
Total Assets	$37,506	$7,560,570	$—	$7,598,076

**	This derivative is reported as unrealized appreciation/depreciation at period end.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

Assets:
Investments, at value (cost $4,706,412)	$4,706,676
Repurchase agreements, at value (cost $1,280,867)	1,280,867
Segregated cash with broker	22,500
Unrealized appreciation on OTC swap agreements	1,573,027
Receivables:
Fund shares sold	649,294
Swap settlement	31,175
Variation margin on futures contracts	14,928
Interest	2,306
Total assets	8,280,773

Liabilities:
Segregated cash due to broker	1,440,000
Payable for:
Fund shares redeemed	362,760
Management fees	4,261
Transfer agent and administrative fees	1,647
Distribution and service fees	1,329
Portfolio accounting/administration fees	552
Trustees’ fees*	67
Miscellaneous	6,731
Total liabilities	1,817,347
Net assets	$6,463,426

Net assets consist of:
Paid in capital	$52,179,582
Total distributable earnings (loss)	(45,716,156)
Net assets	$6,463,426

A-Class:
Net assets	$987,742
Capital shares outstanding	16,716
Net asset value per share	$59.09
Maximum offering price per share (Net asset value divided by 95.25%)	$62.04

C-Class:
Net assets	$253,918
Capital shares outstanding	4,976
Net asset value per share	$51.03

H-Class:
Net assets	$5,221,766
Capital shares outstanding	88,174
Net asset value per share	$59.22

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2022

Investment Income:
Interest	$36,880
Total investment income	36,880

Expenses:
Management fees	24,686
Distribution and service fees:
A-Class	1,134
C-Class	4,245
H-Class	4,664
Transfer agent and administrative fees	6,412
Portfolio accounting/administration fees	4,840
Interest expense	4,416
Registration fees	3,283
Professional fees	1,052
Trustees’ fees*	422
Custodian fees	385
Miscellaneous	3,347
Total expenses	58,886
Less:
Expenses reimbursed by Adviser	(419)
Net expenses	58,467
Net investment loss	(21,587)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	110,547
Futures contracts	55,908
Net realized gain	166,455
Net change in unrealized appreciation (depreciation) on:
Investments	501
Swap agreements	1,534,498
Futures contracts	37,506
Net change in unrealized appreciation (depreciation)	1,572,505
Net realized and unrealized gain	1,738,960
Net increase in net assets resulting from operations	$1,717,373

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(21,587)	$(82,439)
Net realized gain (loss) on investments	166,455	(1,203,358)
Net change in unrealized appreciation (depreciation) on investments	1,572,505	138,630
Net increase (decrease) in net assets resulting from operations	1,717,373	(1,147,167)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,565,398	5,141,278
C-Class	339,118	2,829,315
H-Class	54,204,914	156,650,490
Cost of shares redeemed
A-Class	(2,465,168)	(4,766,371)
C-Class	(1,784,034)	(1,587,034)
H-Class	(52,775,733)	(155,634,745)
Net increase from capital share transactions	84,495	2,632,933
Net increase in net assets	1,801,868	1,485,766

Net assets:
Beginning of period	4,661,558	3,175,792
End of period	$6,463,426	$4,661,558

Capital share activity:
Shares sold
A-Class	52,609	113,924
C-Class	8,241	71,122
H-Class	1,114,743	3,408,090
Shares redeemed
A-Class	(50,348)	(106,709)
C-Class	(39,852)	(40,080)
H-Class	(1,087,415)	(3,394,460)
Net increase (decrease) in shares	(2,022)	51,887

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018[f]
Per Share Data
Net asset value, beginning of period	$43.50	$53.39	$148.69	$145.60	$181.75	$265.63
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.70)	(.26)	.15	.45	(1.65)
Net gain (loss) on investments (realized and unrealized)	15.74	(9.19)	(95.01)	3.24	(36.60)	(82.23)
Total from investment operations	15.59	(9.89)	(95.27)	3.39	(36.15)	(83.88)
Less distributions from:
Net investment income	—	—	(.03)	(.30)	—	—
Total distributions	—	—	(.03)	(.30)	—	—
Net asset value, end of period	$59.09	$43.50	$53.39	$148.69	$145.60	$181.75

Total Return[c]	35.84%	(18.52%)	(64.07%)	2.27%	(19.88%)	(31.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$988	$629	$387	$1,952	$964	$573
Ratios to average net assets:
Net investment income (loss)	(0.54%)	(1.56%)	(1.66%)	0.12%	0.25%	(0.78%)
Total expenses	1.95%	1.77%	1.85%	1.86%	1.88%	1.80%
Net expenses[d]	1.93%	1.77%	1.85%	1.86%	1.88%	1.80%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018[f]
Per Share Data
Net asset value, beginning of period	$37.70	$46.65	$130.74	$129.05	$162.44	$239.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.37)	(.90)	(.30)	(.75)	(.90)	(2.40)
Net gain (loss) on investments (realized and unrealized)	13.70	(8.05)	(83.76)	2.74	(32.49)	(74.74)
Total from investment operations	13.33	(8.95)	(84.06)	1.99	(33.39)	(77.14)
Less distributions from:
Net investment income	—	—	(.03)	(.30)	—	—
Total distributions	—	—	(.03)	(.30)	—	—
Net asset value, end of period	$51.03	$37.70	$46.65	$130.74	$129.05	$162.44

Total Return[c]	35.36%	(19.19%)	(64.32%)	1.63%	(20.59%)	(32.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$254	$1,380	$259	$389	$212	$1,028
Ratios to average net assets:
Net investment income (loss)	(1.76%)	(2.33%)	(2.41%)	(0.66%)	(0.59%)	(1.39%)
Total expenses	2.65%	2.52%	2.59%	2.62%	2.56%	2.55%
Net expenses[d]	2.64%	2.52%	2.59%	2.62%	2.56%	2.55%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[f]	Year Ended March 31, 2019[f]	Year Ended March 29, 2018[f]
Per Share Data
Net asset value, beginning of period	$43.61	$53.60	$149.13	$145.97	$182.43	$266.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.69)	(.22)	— [e]	.30	(1.50)
Net gain (loss) on investments (realized and unrealized)	15.75	(9.30)	(95.28)	3.46	(36.76)	(82.57)
Total from investment operations	15.61	(9.99)	(95.50)	3.46	(36.46)	(84.07)
Less distributions from:
Net investment income	—	—	(.03)	(.30)	—	—
Total distributions	—	—	(.03)	(.30)	—	—
Net asset value, end of period	$59.22	$43.61	$53.60	$149.13	$145.97	$182.43

Total Return	35.79%	(18.64%)	(64.04%)	2.37%	(19.98%)	(31.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,222	$2,653	$2,531	$7,246	$4,179	$5,957
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(1.58%)	(1.66%)	0.06%	0.20%	(0.74%)
Total expenses	1.96%	1.80%	1.84%	1.87%	1.89%	1.80%
Net expenses[d]	1.94%	1.80%	1.84%	1.87%	1.89%	1.80%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than $0.01 per share.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:15 reverse share split effective August 10, 2020.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Vanguard Russell 2000 ETF	0.7%
iShares Russell 2000 Index ETF	0.6%
Shockwave Medical, Inc.	0.2%
Biohaven Pharmaceutical Holding Company Ltd.	0.2%
Chart Industries, Inc.	0.1%
Karuna Therapeutics, Inc.	0.1%
Apellis Pharmaceuticals, Inc.	0.1%
SouthState Corp.	0.1%
RBC Bearings, Inc.	0.1%
Murphy USA, Inc.	0.1%
Top Ten Total	2.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(38.27%)	(47.31%)	(3.45%)	9.05%
A-Class Shares with sales charge‡	(41.20%)	(49.81%)	(4.38%)	8.52%
C-Class Shares	(38.49%)	(47.71%)	(4.17%)	8.24%
C-Class Shares with CDSC§	(39.11%)	(48.22%)	(4.17%)	8.24%
H-Class Shares	(38.28%)	(47.33%)	(3.55%)	8.98%
Russell 2000 Index	(19.01%)	(23.50%)	3.55%	10.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 33.4%

Consumer, Non-cyclical - 8.5%
Shockwave Medical, Inc.*	158	$43,935
Biohaven Pharmaceutical Holding Company Ltd.*	278	42,025
Karuna Therapeutics, Inc.*	131	29,466
Apellis Pharmaceuticals, Inc.*	417	28,481
HealthEquity, Inc.*	371	24,920
Halozyme Therapeutics, Inc.*	606	23,961
Inspire Medical Systems, Inc.*	126	22,349
Celsius Holdings, Inc.*	244	22,126
LHC Group, Inc.*	133	21,767
Option Care Health, Inc.*	690	21,714
Lantheus Holdings, Inc.*	304	21,380
AMN Healthcare Services, Inc.*	192	20,344
ASGN, Inc.*	218	19,701
Global Blood Therapeutics, Inc.*	287	19,545
Ensign Group, Inc.	241	19,159
Intra-Cellular Therapies, Inc.*	409	19,031
Intellia Therapeutics, Inc.*	337	18,859
Cytokinetics, Inc.*	367	17,781
Medpace Holdings, Inc.*	113	17,760
Blueprint Medicines Corp.*	267	17,593
Omnicell, Inc.*	196	17,058
Haemonetics Corp.*	227	16,805
iRhythm Technologies, Inc.*	133	16,662
Insperity, Inc.	162	16,539
Alkermes plc*	728	16,256
PTC Therapeutics, Inc.*	314	15,763
Inari Medical, Inc.*	216	15,690
Axonics, Inc.*	218	15,356
Arrowhead Pharmaceuticals, Inc.*	460	15,203
STAAR Surgical Co.*	214	15,098
Triton International Ltd.	273	14,941
ChemoCentryx, Inc.*	282	14,568
Merit Medical Systems, Inc.*	249	14,071
Hostess Brands, Inc.*	605	14,060
Alarm.com Holdings, Inc.*	215	13,945
Beam Therapeutics, Inc.*	284	13,530
Denali Therapeutics, Inc.*	440	13,504
Sprouts Farmers Market, Inc.*	478	13,265
Lancaster Colony Corp.	86	12,924
Amicus Therapeutics, Inc.*	1,232	12,862
Simply Good Foods Co.*	402	12,860
Progyny, Inc.*	334	12,378
R1 RCM, Inc.*	668	12,378
API Group Corp.*	924	12,261
LivaNova plc*	239	12,134
BellRing Brands, Inc.*	588	12,119
TriNet Group, Inc.*	167	11,894
Herc Holdings, Inc.	114	11,842
StoneCo Ltd. — Class A*	1,238	11,798
Chegg, Inc.*	556	11,715
ABM Industries, Inc.	300	11,469
Insmed, Inc.*	532	11,459
Korn Ferry	239	11,221
Alight, Inc. — Class A*	1,514	11,098
Prestige Consumer Healthcare, Inc.*	222	11,062
Glaukos Corp.*	204	10,861
WD-40 Co.	61	10,720
Pacira BioSciences, Inc.*	201	10,691
BioCryst Pharmaceuticals, Inc.*	829	10,445
Select Medical Holdings Corp.	463	10,232
Helen of Troy Ltd.*	106	10,222
NuVasive, Inc.*	233	10,208
CONMED Corp.	126	10,101
Brink’s Co.	207	10,027
Covetrus, Inc.*	472	9,855
Corcept Therapeutics, Inc.*	381	9,769
Arvinas, Inc.*	217	9,654
Prothena Corporation plc*	159	9,640
TreeHouse Foods, Inc.*	227	9,629
Cal-Maine Foods, Inc.	169	9,395
IVERIC bio, Inc.*	522	9,365
Patterson Companies, Inc.	389	9,344
CBIZ, Inc.*	216	9,240
AbCellera Biologics, Inc.*	925	9,148
Integer Holdings Corp.*	147	9,148
Sage Therapeutics, Inc.*	232	9,085
ICF International, Inc.	82	8,940
United Natural Foods, Inc.*	260	8,936
Twist Bioscience Corp.*	251	8,845
Primo Water Corp.	704	8,835
ACADIA Pharmaceuticals, Inc.*	536	8,769
J & J Snack Foods Corp.	67	8,674
Herbalife Nutrition Ltd.*	436	8,672
Coca-Cola Consolidated, Inc.	21	8,646
Graham Holdings Co. — Class B	16	8,608
Edgewell Personal Care Co.	229	8,565
Revance Therapeutics, Inc.*	313	8,451
EVERTEC, Inc.	269	8,433
Fate Therapeutics, Inc.*	371	8,314
elf Beauty, Inc.*	216	8,126
AtriCure, Inc.*	204	7,976
Owens & Minor, Inc.	330	7,953
Prometheus Biosciences, Inc.*	131	7,730
Relay Therapeutics, Inc.*	342	7,651
Stride, Inc.*	181	7,607
Cytek Biosciences, Inc.*	510	7,507
Sabre Corp.*	1,455	7,493
Supernus Pharmaceuticals, Inc.*	218	7,379
Embecta Corp.	256	7,370
Adtalem Global Education, Inc.*	200	7,290
Nevro Corp.*	156	7,270
John Wiley & Sons, Inc. — Class A	192	7,212
Cassava Sciences, Inc.*,1	170	7,109
Evo Payments, Inc. — Class A*	210	6,993
Verve Therapeutics, Inc.*	202	6,939
Silk Road Medical, Inc.*	154	6,930
Agios Pharmaceuticals, Inc.*	244	6,900
Cerevel Therapeutics Holdings, Inc.*	242	6,839
Myriad Genetics, Inc.*	355	6,773

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Neogen Corp.*	483	$6,748
Travere Therapeutics, Inc.*	272	6,702
MGP Ingredients, Inc.	63	6,688
Xencor, Inc.*	256	6,651
Addus HomeCare Corp.*	69	6,572
REVOLUTION Medicines, Inc.*	331	6,527
Krystal Biotech, Inc.*	93	6,482
Iovance Biotherapeutics, Inc.*	673	6,447
Recursion Pharmaceuticals, Inc. — Class A*	604	6,427
Strategic Education, Inc.	103	6,325
Ironwood Pharmaceuticals, Inc. — Class A*	610	6,320
Cano Health, Inc.*	723	6,268
Vir Biotechnology, Inc.*	324	6,247
Central Garden & Pet Co. — Class A*	181	6,183
Monro, Inc.	142	6,171
Pediatrix Medical Group, Inc.*	369	6,092
AdaptHealth Corp.*	323	6,066
Meridian Bioscience, Inc.*	192	6,054
Inter Parfums, Inc.	80	6,037
Huron Consulting Group, Inc.*	91	6,029
Arcus Biosciences, Inc.*	229	5,991
ZipRecruiter, Inc. — Class A*	357	5,891
Pacific Biosciences of California, Inc.*	1,009	5,857
Ligand Pharmaceuticals, Inc. — Class B*	68	5,855
Payoneer Global, Inc.*	967	5,850
Celldex Therapeutics, Inc.*	205	5,763
Axsome Therapeutics, Inc.*	128	5,711
TransMedics Group, Inc.*	136	5,677
Hain Celestial Group, Inc.*	336	5,672
Lyell Immunopharma, Inc.*	773	5,666
Vector Group Ltd.	642	5,656
Vaxcyte, Inc.*	235	5,640
ModivCare, Inc.*	56	5,582
Syndax Pharmaceuticals, Inc.*	231	5,551
CorVel Corp.*	40	5,537
Dynavax Technologies Corp.*	529	5,523
Catalyst Pharmaceuticals, Inc.*	428	5,491
LiveRamp Holdings, Inc.*	299	5,430
Coursera, Inc.*	503	5,422
Textainer Group Holdings Ltd.	201	5,399
Kforce, Inc.	91	5,337
Veracyte, Inc.*	320	5,312
Beauty Health Co.*	446	5,258
Avid Bioservices, Inc.*	273	5,220
Medifast, Inc.	48	5,201
Weis Markets, Inc.	73	5,201
Harmony Biosciences Holdings, Inc.*	117	5,182
Laureate Education, Inc. — Class A	481	5,075
FibroGen, Inc.*	390	5,074
B&G Foods, Inc.[1]	304	5,013
Ingles Markets, Inc. — Class A	63	4,990
Universal Corp.	108	4,972
Vericel Corp.*	211	4,895
Remitly Global, Inc.*	439	4,882
Marathon Digital Holdings, Inc.*,1	451	4,830
Multiplan Corp.*	1,687	4,825
Amphastar Pharmaceuticals, Inc.*	171	4,805
NeoGenomics, Inc.*	554	4,770
REGENXBIO, Inc.*	179	4,731
PROCEPT BioRobotics Corp.*	114	4,726
Emergent BioSolutions, Inc.*	225	4,723
Bridgebio Pharma, Inc.*	467	4,642
Cross Country Healthcare, Inc.*	163	4,624
Crinetics Pharmaceuticals, Inc.*	235	4,615
SpartanNash Co.	159	4,614
Avanos Medical, Inc.*	211	4,596
CoreCivic, Inc.*	519	4,588
ImmunoGen, Inc.*	959	4,584
Zentalis Pharmaceuticals, Inc.*	209	4,527
Relmada Therapeutics, Inc.*	122	4,516
Enanta Pharmaceuticals, Inc.*	87	4,513
Aurinia Pharmaceuticals, Inc.*	599	4,504
RadNet, Inc.*	219	4,457
Utz Brands, Inc.	294	4,439
Andersons, Inc.	143	4,437
EQRx, Inc.*	894	4,425
SpringWorks Therapeutics, Inc.*	155	4,422
Amylyx Pharmaceuticals, Inc.*	157	4,420
Chefs’ Warehouse, Inc.*	152	4,403
Chinook Therapeutics, Inc.*	222	4,365
LeMaitre Vascular, Inc.	86	4,358
MoneyGram International, Inc.*	419	4,358
US Physical Therapy, Inc.	57	4,333
Akero Therapeutics, Inc.*	125	4,256
Cogent Biosciences, Inc.*	285	4,252
Riot Blockchain, Inc.*,1	601	4,213
Aclaris Therapeutics, Inc.*	267	4,203
Rent-A-Center, Inc.	237	4,150
Surgery Partners, Inc.*	177	4,142
Green Dot Corp. — Class A*	217	4,119
GEO Group, Inc.*	529	4,073
National Beverage Corp.	105	4,047
SunOpta, Inc.*	436	3,968
Udemy, Inc.*	322	3,893
Beyond Meat, Inc.*,1	274	3,883
Kura Oncology, Inc.*	283	3,866
CareDx, Inc.*	227	3,864
Allogene Therapeutics, Inc.*	356	3,845
Editas Medicine, Inc.*	308	3,770
Geron Corp.*	1,605	3,756
Legalzoom.com, Inc.*	438	3,754
Madrigal Pharmaceuticals, Inc.*	57	3,704
Krispy Kreme, Inc.	321	3,701
Deciphera Pharmaceuticals, Inc.*	200	3,700
American Well Corp. — Class A*	1,025	3,680
Paragon 28, Inc.*	206	3,671
Fulgent Genetics, Inc.*	96	3,659
Kymera Therapeutics, Inc.*	168	3,657
Varex Imaging Corp.*	173	3,657
DocGo, Inc.*	359	3,561

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Avidity Biosciences, Inc.*	218	$3,560
Brookdale Senior Living, Inc. — Class A*	831	3,548
National Healthcare Corp.	56	3,547
Adaptive Biotechnologies Corp.*	498	3,546
TG Therapeutics, Inc.*	594	3,516
Ventyx Biosciences, Inc.*	99	3,456
MannKind Corp.*	1,111	3,433
BioLife Solutions, Inc.*	150	3,413
OPKO Health, Inc.*	1,803	3,408
AngioDynamics, Inc.*	166	3,396
Atrion Corp.	6	3,390
Cutera, Inc.*	74	3,374
Gossamer Bio, Inc.*	281	3,366
First Advantage Corp.*	262	3,361
Veru, Inc.*	290	3,341
PROG Holdings, Inc.*	222	3,326
Treace Medical Concepts, Inc.*	149	3,288
23andMe Holding Co. — Class A*	1,149	3,286
Innoviva, Inc.*	282	3,274
Morphic Holding, Inc.*	115	3,254
Forma Therapeutics Holdings, Inc.*	162	3,232
SP Plus Corp.*	103	3,226
Deluxe Corp.	193	3,213
Aerie Pharmaceuticals, Inc.*	209	3,162
Coherus Biosciences, Inc.*	329	3,162
Fresh Del Monte Produce, Inc.	136	3,161
Anavex Life Sciences Corp.*	305	3,148
Hanger, Inc.*	168	3,145
Perdoceo Education Corp.*	305	3,142
Heska Corp.*	43	3,136
Replimune Group, Inc.*	181	3,126
Rocket Pharmaceuticals, Inc.*	195	3,112
Reata Pharmaceuticals, Inc. — Class A*	123	3,091
John B Sanfilippo & Son, Inc.	40	3,029
Arcutis Biotherapeutics, Inc.*	156	2,981
Accolade, Inc.*	261	2,981
OrthoPediatrics Corp.*	64	2,953
CinCor Pharma, Inc.*	89	2,921
Theravance Biopharma, Inc.*	287	2,910
Clover Health Investments Corp.*	1,703	2,895
Viad Corp.*	91	2,874
CRA International, Inc.	32	2,840
Keros Therapeutics, Inc.*	75	2,821
USANA Health Sciences, Inc.*	50	2,802
Butterfly Network, Inc.*	594	2,792
RAPT Therapeutics, Inc.*	116	2,791
TrueBlue, Inc.*	146	2,786
Vivint Smart Home, Inc.*	423	2,783
Cerus Corp.*	771	2,776
Castle Biosciences, Inc.*	106	2,764
Repay Holdings Corp.*	391	2,760
Alphatec Holdings, Inc.*	315	2,753
Senseonics Holdings, Inc.*	2,046	2,701
Quanex Building Products Corp.	148	2,688
Sorrento Therapeutics, Inc.*	1,698	2,666
NanoString Technologies, Inc.*	207	2,643
Mersana Therapeutics, Inc.*	391	2,643
Oscar Health, Inc. — Class A*	528	2,635
Alector, Inc.*	277	2,620
SI-BONE, Inc.*	150	2,619
Sangamo Therapeutics, Inc.*	534	2,617
Nektar Therapeutics*	811	2,595
Nurix Therapeutics, Inc.*	198	2,580
Mission Produce, Inc.*	178	2,574
Resources Connection, Inc.	142	2,566
DICE Therapeutics, Inc.*	126	2,555
Point Biopharma Global, Inc.*	330	2,551
Pulmonx Corp.*	153	2,549
National Research Corp. — Class A	64	2,547
Caribou Biosciences, Inc.*	241	2,543
Franklin Covey Co.*	56	2,542
Invitae Corp.*	1,028	2,529
Design Therapeutics, Inc.*	151	2,525
MaxCyte, Inc.*	388	2,522
Inogen, Inc.*	103	2,501
Barrett Business Services, Inc.	32	2,496
Arcellx, Inc.*	132	2,478
Agenus, Inc.*	1,207	2,474
Cardiovascular Systems, Inc.*	177	2,453
Vanda Pharmaceuticals, Inc.*	248	2,450
Calavo Growers, Inc.	77	2,445
Collegium Pharmaceutical, Inc.*	152	2,435
2seventy bio, Inc.*	167	2,430
Transcat, Inc.*	32	2,422
CTI BioPharma Corp.*	414	2,409
Artivion, Inc.*	174	2,408
ViewRay, Inc.*	660	2,402
Paya Holdings, Inc.*	391	2,389
Bionano Genomics, Inc.*	1,304	2,386
Sana Biotechnology, Inc.*	397	2,382
Duckhorn Portfolio, Inc.*	165	2,381
Y-mAbs Therapeutics, Inc.*	164	2,365
Viridian Therapeutics, Inc.*	115	2,359
Ideaya Biosciences, Inc.*	158	2,357
Inhibrx, Inc.*	130	2,333
AnaptysBio, Inc.*	91	2,321
NGM Biopharmaceuticals, Inc.*	175	2,289
Ennis, Inc.	113	2,275
Heidrick & Struggles International, Inc.	87	2,261
Erasca, Inc.*	289	2,254
Tootsie Roll Industries, Inc.	67	2,230
SIGA Technologies, Inc.	210	2,163
Axogen, Inc.*	181	2,158
Nano-X Imaging Ltd.*	188	2,156
LifeStance Health Group, Inc.*	323	2,138
Kelly Services, Inc. — Class A	157	2,134
Hackett Group, Inc.	120	2,126
Benson Hill, Inc.*	765	2,096
2U, Inc.*	334	2,088
Day One Biopharmaceuticals, Inc.*	104	2,083
Paysafe Ltd.*	1,509	2,082
Cass Information Systems, Inc.	60	2,081

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
ACCO Brands Corp.	422	$2,068
Bluebird Bio, Inc.*	320	2,026
Seres Therapeutics, Inc.*	314	2,016
ADMA Biologics, Inc.*	829	2,014
iTeos Therapeutics, Inc.*	105	2,000
I3 Verticals, Inc. — Class A*	98	1,963
PMV Pharmaceuticals, Inc.*	164	1,952
SomaLogic, Inc.*	668	1,937
Heron Therapeutics, Inc.*	459	1,937
Atea Pharmaceuticals, Inc.*	340	1,935
Cimpress plc*	79	1,934
Carriage Services, Inc. — Class A	60	1,930
Nkarta, Inc.*	145	1,908
Esperion Therapeutics, Inc.*	282	1,889
CareMax, Inc.*	266	1,886
Cara Therapeutics, Inc.*	200	1,872
Karyopharm Therapeutics, Inc.*	340	1,856
Surmodics, Inc.*	61	1,854
Sterling Check Corp.*	105	1,852
Forrester Research, Inc.*	51	1,837
ImmunityBio, Inc.*,1	366	1,819
V2X, Inc.*	51	1,805
Dyne Therapeutics, Inc.*	142	1,803
ANI Pharmaceuticals, Inc.*	56	1,800
Adicet Bio, Inc.*	126	1,792
Kiniksa Pharmaceuticals Ltd. — Class A*	139	1,785
Kezar Life Sciences, Inc.*	207	1,782
Seer, Inc.*	230	1,780
Imago Biosciences, Inc.*	118	1,776
Arlo Technologies, Inc.*	380	1,763
Agiliti, Inc.*	123	1,760
European Wax Center, Inc. — Class A	94	1,734
Protagonist Therapeutics, Inc.*	205	1,728
Cullinan Oncology, Inc.*	133	1,705
Ocugen, Inc.*	955	1,700
Inovio Pharmaceuticals, Inc.*	982	1,694
Quanterix Corp.*	152	1,675
Orthofix Medical, Inc.*	87	1,663
C4 Therapeutics, Inc.*	187	1,640
Vital Farms, Inc.*	133	1,592
Central Garden & Pet Co.*	44	1,586
KalVista Pharmaceuticals, Inc.*	109	1,582
BrightView Holdings, Inc.*	198	1,572
Kinnate Biopharma, Inc.*	131	1,565
Tricida, Inc.*	148	1,551
Custom Truck One Source, Inc.*	266	1,551
Atara Biotherapeutics, Inc.*	410	1,550
Anika Therapeutics, Inc.*	65	1,547
Arcturus Therapeutics Holdings, Inc.*	103	1,526
Intercept Pharmaceuticals, Inc.*	109	1,521
Instil Bio, Inc.*	311	1,505
Mirum Pharmaceuticals, Inc.*	71	1,492
Aura Biosciences, Inc.*	82	1,486
Albireo Pharma, Inc.*	76	1,471
Nuvalent, Inc. — Class A*	75	1,458
Cue Health, Inc.*,1	481	1,448
MiMedx Group, Inc.*	504	1,446
Turning Point Brands, Inc.	68	1,444
Ocular Therapeutix, Inc.*	344	1,428
Vita Coco Company, Inc.*	124	1,413
Tarsus Pharmaceuticals, Inc.*	81	1,387
Eiger BioPharmaceuticals, Inc.*	183	1,378
Tejon Ranch Co.*	93	1,339
Vera Therapeutics, Inc.*	62	1,321
Inotiv, Inc.*	78	1,314
Aaron’s Company, Inc.	135	1,312
Seneca Foods Corp. — Class A*	26	1,311
Edgewise Therapeutics, Inc.*	133	1,309
Affimed N.V.*	635	1,308
Stoke Therapeutics, Inc.*	100	1,284
Utah Medical Products, Inc.	15	1,280
Evolus, Inc.*	158	1,272
Core Scientific, Inc.*,1	977	1,270
Fulcrum Therapeutics, Inc.*	153	1,238
OraSure Technologies, Inc.*	326	1,236
Eagle Pharmaceuticals, Inc.*	46	1,215
Phibro Animal Health Corp. — Class A	91	1,209
Pennant Group, Inc.*	116	1,208
Vaxart, Inc.*	553	1,206
Community Health Systems, Inc.*	559	1,202
Nuvation Bio, Inc.*	520	1,165
Liquidia Corp.*	213	1,159
Kodiak Sciences, Inc.*	149	1,153
ShotSpotter, Inc.*	40	1,150
Phathom Pharmaceuticals, Inc.*	103	1,141
MeiraGTx Holdings plc*	135	1,135
Provention Bio, Inc.*	250	1,125
Quantum-Si, Inc.*	408	1,122
Generation Bio Co.*	208	1,104
RxSight, Inc.*	92	1,104
Sutro Biopharma, Inc.*	197	1,093
Tattooed Chef, Inc.*	219	1,091
Allovir, Inc.*	138	1,089
4D Molecular Therapeutics, Inc.*	134	1,077
Janux Therapeutics, Inc.*	77	1,043
Landec Corp.*	117	1,040
Monte Rosa Therapeutics, Inc.*	127	1,038
Alta Equipment Group, Inc.	94	1,035
Rallybio Corp.*	71	1,027
Honest Company, Inc.*	291	1,018
Organogenesis Holdings, Inc.*	313	1,014
Bioxcel Therapeutics, Inc.*	85	1,005
IGM Biosciences, Inc.*	44	1,001
Immunovant, Inc.*	179	999
Joint Corp.*	63	990
Bioventus, Inc. — Class A*	140	980
HilleVax, Inc.*	57	974
iRadimed Corp.	32	962
Precigen, Inc.*	450	954
WW International, Inc.*	242	951
MacroGenics, Inc.*	269	931
Amneal Pharmaceuticals, Inc.*	460	929

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Xeris Biopharma Holdings, Inc.*	591	$922
Arbutus Biopharma Corp.*	482	921
Aadi Bioscience, Inc.*	65	918
Zimvie, Inc.*	93	918
EyePoint Pharmaceuticals, Inc.*	116	918
Rigel Pharmaceuticals, Inc.*	771	910
ALX Oncology Holdings, Inc.*	95	909
Zynex, Inc.	100	907
Bright Health Group, Inc.*	862	905
SeaSpine Holdings Corp.*	158	897
Century Therapeutics, Inc.*	90	890
BRC, Inc. — Class A*	114	881
PetIQ, Inc.*	122	842
Akoya Biosciences, Inc.*	70	823
Vicarious Surgical, Inc.*,1	244	817
Alico, Inc.	28	791
Universal Technical Institute, Inc.*	144	783
Lexicon Pharmaceuticals, Inc.*	325	780
Foghorn Therapeutics, Inc.*	90	772
Willdan Group, Inc.*	52	770
American Public Education, Inc.*	83	759
Information Services Group, Inc.	159	757
Tango Therapeutics, Inc.*	208	753
Absci Corp.*	235	736
Village Super Market, Inc. — Class A	38	735
Chimerix, Inc.*	376	726
Invivyd, Inc.*	229	717
Berkeley Lights, Inc.*	250	715
Whole Earth Brands, Inc.*	181	695
PFSweb, Inc.*	74	690
Aerovate Therapeutics, Inc.*	41	680
Tactile Systems Technology, Inc.*	87	678
22nd Century Group, Inc.*	723	670
Outlook Therapeutics, Inc.*	529	645
AppHarvest, Inc.*	319	628
HF Foods Group, Inc.*	162	627
Singular Genomics Systems, Inc.*	249	622
Distribution Solutions Group, Inc.*	22	620
Sema4 Holdings Corp.*	706	619
Kronos Bio, Inc.*	182	610
VBI Vaccines, Inc.*	861	608
Spire Global, Inc.*	559	604
Bakkt Holdings, Inc.*	254	579
Moneylion, Inc.*	645	576
P3 Health Partners, Inc.*	113	522
Tyra Biosciences, Inc.*	59	519
Nature’s Sunshine Products, Inc.*	61	503
Innovage Holding Corp.*	85	500
Alpine Immune Sciences, Inc.*	69	497
Beachbody Company, Inc.*	467	472
Rent the Runway, Inc. — Class A*	208	458
Nautilus Biotechnology, Inc.*	213	452
Athira Pharma, Inc.*	151	448
Science 37 Holdings, Inc.*	278	448
Natural Grocers by Vitamin Cottage, Inc.	41	442
Theseus Pharmaceuticals, Inc.*	76	441
Jounce Therapeutics, Inc.*	188	440
StoneMor, Inc.*	122	418
Quad/Graphics, Inc.*	156	399
Vintage Wine Estates, Inc.*	144	399
Oncology Institute, Inc.*	84	389
Praxis Precision Medicines, Inc.*	168	381
AN2 Therapeutics, Inc.*	21	365
Tenaya Therapeutics, Inc.*	125	363
Priority Technology Holdings, Inc.*	80	361
AirSculpt Technologies, Inc.	55	354
PepGen, Inc.*	37	336
ATI Physical Therapy, Inc.*	334	334
Icosavax, Inc.*	99	313
Aveanna Healthcare Holdings, Inc.*	199	298
Thorne HealthTech, Inc.*	61	289
Bird Global, Inc. — Class A*	765	270
Talaris Therapeutics, Inc.*	99	260
Humacyte, Inc.*	79	258
Local Bounti Corp.*	84	239
Pardes Biosciences, Inc.*	127	235
Babylon Holdings Ltd. — Class A*	486	230
Cipher Mining, Inc.*	175	221
MarketWise, Inc.*	76	173
CompoSecure, Inc.*	34	170
Celularity, Inc.*	70	162
Enochian Biosciences, Inc.*	88	159
GreenLight Biosciences Holdings PBC*,1	63	146
VistaGen Therapeutics, Inc.*	869	132
Greenidge Generation Holdings, Inc.*	57	114
Wejo Group Ltd.*	102	111
Alpha Teknova, Inc.*	28	94
Owlet, Inc.*	73	78
Boxed, Inc.*	52	48
Gelesis Holdings, Inc.*	44	48
Tenon Medical, Inc.*	14	18
Leafly Holdings, Inc.*	19	13
Total Consumer, Non-cyclical		2,481,701

Financial - 7.8%
SouthState Corp.	335	26,505
Kinsale Capital Group, Inc.	96	24,520
Glacier Bancorp, Inc.	496	24,368
First Financial Bankshares, Inc.	581	24,303
Agree Realty Corp. REIT	351	23,721
STAG Industrial, Inc. REIT	806	22,915
Selective Insurance Group, Inc.	267	21,734
Old National Bancorp	1,309	21,559
Valley National Bancorp	1,924	20,779
United Bankshares, Inc.	581	20,771
Cadence Bank	807	20,506
Home BancShares, Inc.	849	19,111
ServisFirst Bancshares, Inc.	224	17,920
RLI Corp.	174	17,814
Blackstone Mortgage Trust, Inc. — Class A REIT	761	17,762
Ryman Hospitality Properties, Inc. REIT	240	17,662
Hancock Whitney Corp.	385	17,637

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Terreno Realty Corp. REIT	332	$17,593
Kite Realty Group Trust REIT	973	16,755
Houlihan Lokey, Inc.	222	16,734
Independence Realty Trust, Inc. REIT	990	16,563
UMB Financial Corp.	196	16,521
First Interstate BancSystem, Inc. — Class A	407	16,422
Essent Group Ltd.	470	16,389
United Community Banks, Inc.	475	15,723
Independent Bank Corp.	204	15,204
Physicians Realty Trust REIT	1,005	15,115
CVB Financial Corp.	593	15,015
PotlatchDeltic Corp. REIT	355	14,569
Phillips Edison & Company, Inc. REIT	511	14,334
Community Bank System, Inc.	238	14,299
Radian Group, Inc.	721	13,908
Eastern Bankshares, Inc.	694	13,630
Sabra Health Care REIT, Inc.	1,031	13,527
Apple Hospitality REIT, Inc.	961	13,512
Associated Banc-Corp.	666	13,373
Ameris Bancorp	296	13,234
Texas Capital Bancshares, Inc.*	222	13,105
WSFS Financial Corp.	281	13,055
Pacific Premier Bancorp, Inc.	419	12,972
Mr Cooper Group, Inc.*	313	12,677
Federated Hermes, Inc. — Class B	380	12,586
Cathay General Bancorp	321	12,346
Essential Properties Realty Trust, Inc. REIT	625	12,156
American Equity Investment Life Holding Co.	322	12,007
Simmons First National Corp. — Class A	547	11,919
BankUnited, Inc.	346	11,823
Corporate Office Properties Trust REIT	503	11,685
Equity Commonwealth REIT	474	11,547
Broadstone Net Lease, Inc. REIT	742	11,523
Walker & Dunlop, Inc.	137	11,471
Fulton Financial Corp.	722	11,408
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	380	11,373
First BanCorp	825	11,286
LXP Industrial Trust REIT	1,229	11,258
Innovative Industrial Properties, Inc. REIT	124	10,974
National Health Investors, Inc. REIT	191	10,797
Silvergate Capital Corp. — Class A*	140	10,549
Trupanion, Inc.*	174	10,341
Atlantic Union Bankshares Corp.	335	10,177
Columbia Banking System, Inc.	351	10,140
International Bancshares Corp.	238	10,115
Outfront Media, Inc. REIT	654	9,934
First Merchants Corp.	256	9,902
Independent Bank Group, Inc.	159	9,761
Moelis & Co. — Class A	284	9,602
Hamilton Lane, Inc. — Class A	157	9,359
Jackson Financial, Inc. — Class A	337	9,352
SITE Centers Corp. REIT	870	9,318
CNO Financial Group, Inc.	505	9,075
McGrath RentCorp	108	9,057
Palomar Holdings, Inc.*	108	9,042
Banner Corp.	153	9,039
Sunstone Hotel Investors, Inc. REIT	944	8,892
Axos Financial, Inc.*	256	8,763
First Financial Bancorp	415	8,748
WesBanco, Inc.	261	8,710
Washington Federal, Inc.	289	8,664
Four Corners Property Trust, Inc. REIT	358	8,660
Stock Yards Bancorp, Inc.	127	8,637
Enstar Group Ltd.*	50	8,480
Arbor Realty Trust, Inc. REIT	735	8,452
Pebblebrook Hotel Trust REIT	580	8,416
Trustmark Corp.	273	8,362
Kennedy-Wilson Holdings, Inc.	528	8,163
Seacoast Banking Corporation of Florida	270	8,162
Focus Financial Partners, Inc. — Class A*	259	8,161
Cushman & Wakefield plc*	710	8,129
TowneBank	300	8,049
Park National Corp.	64	7,967
Piper Sandler Cos.	76	7,960
Lakeland Financial Corp.	109	7,936
Heartland Financial USA, Inc.	183	7,935
BancFirst Corp.	88	7,873
CareTrust REIT, Inc. REIT	432	7,824
Genworth Financial, Inc. — Class A*	2,234	7,819
Flagstar Bancorp, Inc.	234	7,816
Macerich Co. REIT	963	7,646
Renasant Corp.	244	7,632
NMI Holdings, Inc. — Class A*	370	7,537
Retail Opportunity Investments Corp. REIT	539	7,417
Uniti Group, Inc. REIT	1,060	7,367
Northwest Bancshares, Inc.	542	7,322
Navient Corp.	496	7,286
Artisan Partners Asset Management, Inc. — Class A	269	7,244
RLJ Lodging Trust REIT	713	7,216
Bank of NT Butterfield & Son Ltd.	222	7,206
PJT Partners, Inc. — Class A	107	7,150
Cohen & Steers, Inc.	113	7,077
NBT Bancorp, Inc.	186	7,059
Xenia Hotels & Resorts, Inc. REIT	511	7,047
Bread Financial Holdings, Inc.	224	7,045
DiamondRock Hospitality Co. REIT	937	7,037
Enterprise Financial Services Corp.	157	6,914
BRP Group, Inc. — Class A*	261	6,877
Washington Real Estate Investment Trust REIT	390	6,848
Sandy Spring Bancorp, Inc.	194	6,840
Urban Edge Properties REIT	511	6,817
Horace Mann Educators Corp.	186	6,564
Cannae Holdings, Inc.*	317	6,549
Hope Bancorp, Inc.	518	6,548
LTC Properties, Inc. REIT	174	6,516
InvenTrust Properties Corp. REIT	302	6,442
Easterly Government Properties, Inc. REIT	407	6,418
Eagle Bancorp, Inc.	142	6,364

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Provident Financial Services, Inc.	325	$6,338
StoneX Group, Inc.*	76	6,304
TriCo Bancshares	141	6,296
Veritex Holdings, Inc.	235	6,249
Tanger Factory Outlet Centers, Inc. REIT	452	6,183
FB Financial Corp.	161	6,152
Westamerica BanCorp	116	6,066
City Holding Co.	66	5,854
Piedmont Office Realty Trust, Inc. — Class A REIT	549	5,797
StepStone Group, Inc. — Class A	235	5,760
First BanCorp Puerto Rico	157	5,743
American Assets Trust, Inc. REIT	221	5,684
Flywire Corp.*	247	5,671
Triumph Bancorp, Inc.*	104	5,652
PRA Group, Inc.*	171	5,619
Hilltop Holdings, Inc.	222	5,517
Bancorp, Inc.*	249	5,473
Chimera Investment Corp. REIT	1,034	5,397
PennyMac Financial Services, Inc.	125	5,363
Alexander & Baldwin, Inc. REIT	323	5,355
First Commonwealth Financial Corp.	417	5,354
Berkshire Hills Bancorp, Inc.	196	5,351
Acadia Realty Trust REIT	416	5,250
Stewart Information Services Corp.	120	5,237
Nelnet, Inc. — Class A	66	5,227
Apollo Commercial Real Estate Finance, Inc. REIT	628	5,212
OFG Bancorp	207	5,202
Paramount Group, Inc. REIT	834	5,196
Safety Insurance Group, Inc.	63	5,138
S&T Bancorp, Inc.	175	5,129
Two Harbors Investment Corp. REIT	1,543	5,123
Brandywine Realty Trust REIT	758	5,116
Newmark Group, Inc. — Class A	630	5,078
First Busey Corp.	231	5,077
Getty Realty Corp. REIT	188	5,055
LendingClub Corp.*	452	4,995
Global Net Lease, Inc. REIT	466	4,963
Virtus Investment Partners, Inc.	31	4,945
St. Joe Co.	154	4,933
Apartment Investment and Management Co. — Class A REIT	669	4,884
Compass Diversified Holdings	270	4,876
Encore Capital Group, Inc.*	107	4,866
National Bank Holdings Corp. — Class A	131	4,846
Southside Bancshares, Inc.	137	4,844
PennyMac Mortgage Investment Trust REIT	410	4,830
OceanFirst Financial Corp.	259	4,828
NETSTREIT Corp.	271	4,827
Capitol Federal Financial, Inc.	581	4,822
Claros Mortgage Trust, Inc.	410	4,813
ProAssurance Corp.	240	4,682
NexPoint Residential Trust, Inc. REIT	101	4,667
Centerspace REIT	68	4,578
Tompkins Financial Corp.	63	4,575
Ladder Capital Corp. — Class A REIT	508	4,552
Cowen, Inc. — Class A	117	4,521
BGC Partners, Inc. — Class A	1,427	4,481
Live Oak Bancshares, Inc.	146	4,468
Lakeland Bancorp, Inc.	278	4,451
German American Bancorp, Inc.	124	4,428
Lemonade, Inc.*	207	4,384
Veris Residential, Inc. REIT*	384	4,366
Dime Community Bancshares, Inc.	149	4,363
Pathward Financial, Inc.	130	4,285
Employers Holdings, Inc.	123	4,242
Enova International, Inc.*	142	4,156
First Foundation, Inc.	228	4,136
Customers Bancorp, Inc.*	139	4,098
Blucora, Inc.*	211	4,081
Heritage Financial Corp.	154	4,076
Farmer Mac — Class C	41	4,065
Premier Financial Corp.	158	4,061
B Riley Financial, Inc.	91	4,051
Franklin BSP Realty Trust, Inc. REIT[1]	376	4,050
Anywhere Real Estate, Inc.*	499	4,047
Empire State Realty Trust, Inc. — Class A REIT	616	4,041
Preferred Bank/Los Angeles CA	61	3,979
New York Mortgage Trust, Inc. REIT	1,698	3,973
AMERISAFE, Inc.	85	3,972
Brookline Bancorp, Inc.	339	3,949
Origin Bancorp, Inc.	100	3,847
Service Properties Trust REIT	734	3,809
ConnectOne Bancorp, Inc.	165	3,805
Nicolet Bankshares, Inc.*	54	3,804
KKR Real Estate Finance Trust, Inc. REIT	231	3,754
James River Group Holdings Ltd.	164	3,741
Banc of California, Inc.	234	3,737
Marcus & Millichap, Inc.	111	3,638
Allegiance Bancshares, Inc.	87	3,622
QCR Holdings, Inc.	71	3,617
Peoples Bancorp, Inc.	124	3,587
Washington Trust Bancorp, Inc.	77	3,579
UMH Properties, Inc. REIT	221	3,569
MFA Financial, Inc. REIT	458	3,563
Necessity Retail REIT, Inc.	596	3,504
eXp World Holdings, Inc.[1]	307	3,441
Community Healthcare Trust, Inc. REIT	105	3,439
Mercury General Corp.	120	3,410
Bluerock Residential Growth REIT, Inc.	127	3,397
Ready Capital Corp. REIT	331	3,356
1st Source Corp.	72	3,334
International Money Express, Inc.*	145	3,305
Columbia Financial, Inc.*	154	3,254
Horizon Bancorp, Inc.	180	3,233
Hanmi Financial Corp.	135	3,197
Summit Hotel Properties, Inc. REIT	468	3,145
Radius Global Infrastructure, Inc. — Class A*	333	3,137
Amerant Bancorp, Inc.	125	3,105

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Armada Hoffler Properties, Inc. REIT	299	$3,104
Redwood Trust, Inc. REIT	536	3,077
Univest Financial Corp.	130	3,052
CBL & Associates Properties, Inc. REIT[1]	119	3,048
Goosehead Insurance, Inc. — Class A*	85	3,029
Office Properties Income Trust REIT	214	3,007
Heritage Commerce Corp.	263	2,982
Enact Holdings, Inc.	134	2,971
Broadmark Realty Capital, Inc. REIT	581	2,969
Metropolitan Bank Holding Corp.*	46	2,961
Kearny Financial Corp.	277	2,942
Ellington Financial, Inc. REIT	254	2,888
WisdomTree Investments, Inc.	609	2,850
Community Trust Bancorp, Inc.	70	2,838
Plymouth Industrial REIT, Inc.	168	2,824
RPT Realty REIT	372	2,812
Northfield Bancorp, Inc.	195	2,791
iStar, Inc. REIT	296	2,741
Redfin Corp.*	469	2,739
HarborOne Bancorp, Inc.	204	2,738
Argo Group International Holdings Ltd.	142	2,735
United Fire Group, Inc.	95	2,729
Camden National Corp.	64	2,726
Compass, Inc. — Class A*	1,165	2,703
BrightSpire Capital, Inc. REIT	426	2,688
CrossFirst Bankshares, Inc.*	204	2,662
First Mid Bancshares, Inc.	83	2,654
Gladstone Commercial Corp. REIT	171	2,650
TrustCo Bank Corporation NY	84	2,639
First Bancshares, Inc.	88	2,629
Peapack-Gladstone Financial Corp.	78	2,625
Ambac Financial Group, Inc.*	205	2,614
Gladstone Land Corp. REIT	144	2,606
Farmland Partners, Inc. REIT	204	2,585
Brookfield Business Corp. — Class A	116	2,564
Safehold, Inc. REIT	96	2,540
Central Pacific Financial Corp.	121	2,503
Flushing Financial Corp.	128	2,479
Cambridge Bancorp	31	2,472
Old Second Bancorp, Inc.	189	2,466
Universal Health Realty Income Trust REIT	57	2,463
Great Southern Bancorp, Inc.	43	2,454
Stellar Bancorp, Inc.	82	2,398
First Community Bankshares, Inc.	73	2,338
Global Medical REIT, Inc.	273	2,326
HomeStreet, Inc.	80	2,305
First Financial Corp.	51	2,305
ARMOUR Residential REIT, Inc.	459	2,235
Orion Office REIT, Inc.	255	2,231
Byline Bancorp, Inc.	110	2,227
Bank First Corp.	29	2,218
Midland States Bancorp, Inc.	94	2,216
TPG RE Finance Trust, Inc. REIT	308	2,156
Brightsphere Investment Group, Inc.	144	2,147
Diamond Hill Investment Group, Inc.	13	2,145
Chatham Lodging Trust REIT*	214	2,112
Bank of Marin Bancorp	70	2,096
Alexander’s, Inc. REIT	10	2,090
Ares Commercial Real Estate Corp. REIT	199	2,080
Urstadt Biddle Properties, Inc. — Class A REIT	133	2,063
Mercantile Bank Corp.	69	2,050
SiriusPoint Ltd.*	411	2,034
Business First Bancshares, Inc.	94	2,024
Equity Bancshares, Inc. — Class A	68	2,015
Saul Centers, Inc. REIT	53	1,987
MBIA, Inc.*	214	1,969
City Office REIT, Inc.	191	1,904
Dynex Capital, Inc. REIT	162	1,887
Capital City Bank Group, Inc.	60	1,867
Farmers National Banc Corp.	141	1,846
Mid Penn Bancorp, Inc.	64	1,839
Southern Missouri Bancorp, Inc.	36	1,837
Coastal Financial Corp.*	46	1,828
Arrow Financial Corp.	63	1,811
Whitestone REIT — Class B	208	1,760
AssetMark Financial Holdings, Inc.*	96	1,756
Carter Bankshares, Inc.*	109	1,755
Bar Harbor Bankshares	66	1,750
World Acceptance Corp.*	18	1,743
EZCORP, Inc. — Class A*	223	1,719
MidWestOne Financial Group, Inc.	63	1,719
Independent Bank Corp.	90	1,719
National Western Life Group, Inc. — Class A	10	1,708
First of Long Island Corp.	99	1,707
SmartFinancial, Inc.	69	1,705
Victory Capital Holdings, Inc. — Class A	73	1,702
CNB Financial Corp.	72	1,697
Capstar Financial Holdings, Inc.	91	1,686
Invesco Mortgage Capital, Inc. REIT	148	1,643
FRP Holdings, Inc.*	30	1,631
Metrocity Bankshares, Inc.	83	1,630
Citizens & Northern Corp.	67	1,620
Merchants Bancorp	70	1,615
Financial Institutions, Inc.	67	1,613
RMR Group, Inc. — Class A	68	1,611
Seritage Growth Properties REIT*	178	1,606
Industrial Logistics Properties Trust REIT	290	1,595
RE/MAX Holdings, Inc. — Class A	84	1,588
Five Star Bancorp	56	1,588
One Liberty Properties, Inc. REIT	73	1,534
Granite Point Mortgage Trust, Inc. REIT	238	1,533
Bridgewater Bancshares, Inc.*	92	1,515
Hingham Institution For Savings The	6	1,507
Alerus Financial Corp.	68	1,503
GCM Grosvenor, Inc. — Class A	190	1,499
West BanCorp, Inc.	72	1,498
Republic Bancorp, Inc. — Class A	39	1,494
American National Bankshares, Inc.	46	1,470
CTO Realty Growth, Inc. REIT	78	1,462
Waterstone Financial, Inc.	90	1,454

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Peoples Financial Services Corp.	31	$1,452
Farmers & Merchants Bancorp Incorporated/Archbold OH	54	1,451
HomeTrust Bancshares, Inc.	65	1,437
Amalgamated Financial Corp.	63	1,421
Southern First Bancshares, Inc.*	34	1,416
First Internet Bancorp	41	1,388
Shore Bancshares, Inc.	80	1,386
Douglas Elliman, Inc.	337	1,382
RBB Bancorp	66	1,371
Civista Bancshares, Inc.	65	1,349
Summit Financial Group, Inc.	50	1,347
Braemar Hotels & Resorts, Inc. REIT	306	1,316
Hippo Holdings, Inc.*	71	1,308
Blue Foundry Bancorp*	117	1,305
Orchid Island Capital, Inc. REIT	159	1,304
MVB Financial Corp.	46	1,280
Guaranty Bancshares, Inc.	37	1,280
Indus Realty Trust, Inc. REIT	24	1,257
Enterprise Bancorp, Inc.	42	1,256
John Marshall Bancorp, Inc.	51	1,253
Home Bancorp, Inc.	32	1,248
South Plains Financial, Inc.	45	1,240
Oppenheimer Holdings, Inc. — Class A	39	1,208
Sierra Bancorp	61	1,205
Primis Financial Corp.	98	1,189
First Bancorp, Inc.	43	1,185
Esquire Financial Holdings, Inc.	31	1,164
Franklin Street Properties Corp. REIT	441	1,160
Postal Realty Trust, Inc. — Class A REIT	79	1,159
Universal Insurance Holdings, Inc.	117	1,152
Perella Weinberg Partners	182	1,152
Tiptree, Inc. — Class A	106	1,141
HCI Group, Inc.	29	1,137
First Business Financial Services, Inc.	35	1,131
Orrstown Financial Services, Inc.	47	1,124
LendingTree, Inc.*	47	1,121
Hersha Hospitality Trust — Class A REIT	140	1,117
ACNB Corp.	37	1,111
AFC Gamma, Inc. REIT	71	1,086
Macatawa Bank Corp.	117	1,083
BCB Bancorp, Inc.	64	1,077
BRT Apartments Corp. REIT	53	1,076
Northeast Bank	29	1,063
Diversified Healthcare Trust REIT	1,062	1,051
Ashford Hospitality Trust, Inc. REIT*	154	1,049
Sculptor Capital Management, Inc.	117	1,034
FVCBankcorp, Inc.*	53	1,016
NerdWallet, Inc. — Class A*	114	1,011
PCSB Financial Corp.	56	1,004
BayCom Corp.	57	1,002
Third Coast Bancshares, Inc.*	57	975
Blue Ridge Bankshares, Inc.	76	966
Regional Management Corp.	34	953
Colony Bankcorp, Inc.	73	951
Parke Bancorp, Inc.	45	943
PCB Bancorp	52	940
Red River Bancshares, Inc.	19	939
First Bank/Hamilton NJ	68	930
Capital Bancorp, Inc.	40	924
Provident Bancorp, Inc.	64	916
Donegal Group, Inc. — Class A	67	904
Manning & Napier, Inc. — Class A	71	871
Greenlight Capital Re Ltd. — Class A*	116	863
First Western Financial, Inc.*	35	863
Greene County Bancorp, Inc.	15	859
Investors Title Co.	6	846
HBT Financial, Inc.	45	817
Unity Bancorp, Inc.	31	778
Luther Burbank Corp.	66	767
Bankwell Financial Group, Inc.	25	728
Silvercrest Asset Management Group, Inc. — Class A	44	719
Pzena Investment Management, Inc. — Class A	75	711
Legacy Housing Corp.*	39	669
Angel Oak Mortgage, Inc. REIT	53	635
USCB Financial Holdings, Inc.*	48	629
Republic First Bancorp, Inc.*	216	611
Stratus Properties, Inc.	26	606
First Guaranty Bancshares, Inc.	27	591
Oportun Financial Corp.*	124	542
Nexpoint Real Estate Finance, Inc. REIT	35	524
NI Holdings, Inc.*	38	508
Atlanticus Holdings Corp.*	19	498
Pioneer Bancorp, Inc.*	52	495
Sterling Bancorp, Inc.*	77	464
Chicago Atlantic Real Estate Finance, Inc.[1]	31	447
Selectquote, Inc.*	597	436
Crawford & Co. — Class A	75	431
eHealth, Inc.*	109	426
Velocity Financial, Inc.*	38	412
Curo Group Holdings Corp.	98	393
Clipper Realty, Inc. REIT	53	369
Offerpad Solutions, Inc.*	305	369
GAMCO Investors, Inc. — Class A	21	358
Trean Insurance Group, Inc.*	101	343
Consumer Portfolio Services, Inc.*	42	305
Associated Capital Group, Inc. — Class A	8	294
SWK Holdings Corp.*	16	272
Doma Holdings, Inc.*	612	269
Root, Inc. — Class A*	34	268
Finance of America Companies, Inc. — Class A*	173	256
Transcontinental Realty Investors, Inc.*	5	202
OppFi, Inc.*	60	138
Sunlight Financial Holdings, Inc.*	109	135
American Realty Investors, Inc.*	6	95
Applied Blockchain, Inc.*	36	61
Cryptyde, Inc.*	80	56
Home Point Capital, Inc.	35	54
Total Financial		2,270,747

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Industrial - 4.4%
Chart Industries, Inc.*	164	$30,233
RBC Bearings, Inc.*	127	26,392
EMCOR Group, Inc.	218	25,175
Saia, Inc.*	118	22,420
Exponent, Inc.	226	19,813
UFP Industries, Inc.	266	19,195
Novanta, Inc.*	159	18,388
Applied Industrial Technologies, Inc.	171	17,575
Evoqua Water Technologies Corp.*	525	17,362
Casella Waste Systems, Inc. — Class A*	223	17,035
Franklin Electric Company, Inc.	206	16,832
Fluor Corp.*	636	15,830
Fabrinet*	165	15,749
Bloom Energy Corp. — Class A*	785	15,692
Comfort Systems USA, Inc.	158	15,378
Watts Water Technologies, Inc. — Class A	122	15,339
Simpson Manufacturing Company, Inc.	194	15,210
Mueller Industries, Inc.	249	14,801
Atkore, Inc.*	183	14,239
Aerojet Rocketdyne Holdings, Inc.*	354	14,157
Zurn Elkay Water Solutions Corp.	554	13,573
GATX Corp.	159	13,539
Advanced Energy Industries, Inc.	167	12,928
Summit Materials, Inc. — Class A*	530	12,699
Arcosa, Inc.	216	12,351
Dycom Industries, Inc.*	129	12,323
John Bean Technologies Corp.	141	12,126
Badger Meter, Inc.	131	12,103
Atlas Air Worldwide Holdings, Inc.*	125	11,946
Sanmina Corp.*	254	11,704
Belden, Inc.	192	11,524
Hillenbrand, Inc.	308	11,310
Golar LNG Ltd.*	451	11,239
Albany International Corp. — Class A	140	11,036
Forward Air Corp.	120	10,831
Plexus Corp.*	123	10,770
SPX Technologies, Inc.*	195	10,768
Werner Enterprises, Inc.	282	10,603
AAON, Inc.	196	10,560
EnerSys	181	10,529
Matson, Inc.	171	10,520
Vishay Intertechnology, Inc.	591	10,514
Boise Cascade Co.	176	10,465
Hub Group, Inc. — Class A*	150	10,347
Cactus, Inc. — Class A	263	10,107
Federal Signal Corp.	267	9,964
Altra Industrial Motion Corp.	290	9,750
Encore Wire Corp.	82	9,474
AeroVironment, Inc.*	110	9,170
Scorpio Tankers, Inc.	217	9,123
O-I Glass, Inc.*	696	9,013
Moog, Inc. — Class A	127	8,934
Enovix Corp.*	485	8,893
Terex Corp.	297	8,833
Kadant, Inc.	52	8,674
Xometry, Inc. — Class A*	151	8,575
Itron, Inc.*	202	8,506
Brady Corp. — Class A	203	8,471
ESCO Technologies, Inc.	115	8,446
ArcBest Corp.	109	7,928
EnPro Industries, Inc.	93	7,903
Trinity Industries, Inc.	365	7,793
CSW Industrials, Inc.	65	7,787
International Seaways, Inc.	219	7,693
Frontdoor, Inc.*	369	7,524
Energizer Holdings, Inc.	298	7,492
Kennametal, Inc.	362	7,450
NV5 Global, Inc.*	60	7,429
Helios Technologies, Inc.	145	7,337
Materion Corp.	91	7,280
Mueller Water Products, Inc. — Class A	696	7,148
Masonite International Corp.*	100	7,129
Lindsay Corp.	49	7,021
Greif, Inc. — Class A	115	6,851
Air Transport Services Group, Inc.*	264	6,360
Barnes Group, Inc.	219	6,325
MYR Group, Inc.*	73	6,185
Frontline Ltd.	557	6,088
Griffon Corp.	206	6,081
TTM Technologies, Inc.*	453	5,971
CTS Corp.	142	5,914
Vicor Corp.*	98	5,796
Gibraltar Industries, Inc.*	141	5,771
Kratos Defense & Security Solutions, Inc.*	552	5,608
PGT Innovations, Inc.*	263	5,512
Alamo Group, Inc.	45	5,502
Worthington Industries, Inc.	142	5,416
Energy Recovery, Inc.*	249	5,413
AAR Corp.*	151	5,409
OSI Systems, Inc.*	72	5,188
Marten Transport Ltd.	264	5,058
Granite Construction, Inc.	197	5,002
Knowles Corp.*	400	4,868
Joby Aviation, Inc.*,1	1,122	4,858
CryoPort, Inc.*	199	4,848
TriMas Corp.	189	4,738
Tennant Co.	83	4,695
SFL Corporation Ltd.	513	4,673
Construction Partners, Inc. — Class A*	178	4,669
Enerpac Tool Group Corp.	260	4,636
DHT Holdings, Inc.	609	4,604
Mirion Technologies, Inc.*	612	4,572
Hillman Solutions Corp.*	601	4,532
Proto Labs, Inc.*	123	4,481
Standex International Corp.	53	4,327
Montrose Environmental Group, Inc.*	123	4,139
Golden Ocean Group Ltd.	548	4,094
FLEX LNG Ltd.	127	4,022
AZZ, Inc.	109	3,980
Sturm Ruger & Company, Inc.	77	3,911
Rocket Lab USA, Inc.*	952	3,875

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Benchmark Electronics, Inc.	156	$3,866
Primoris Services Corp.	237	3,851
PureCycle Technologies, Inc.*	475	3,833
Napco Security Technologies, Inc.*	131	3,810
GrafTech International Ltd.	878	3,784
Apogee Enterprises, Inc.	99	3,784
Kaman Corp.	125	3,491
Greenbrier Companies, Inc.	142	3,446
Columbus McKinnon Corp.	125	3,270
Janus International Group, Inc.*	365	3,256
JELD-WEN Holding, Inc.*	371	3,246
American Woodmark Corp.*	74	3,246
Astec Industries, Inc.	102	3,181
Li-Cycle Holdings Corp.*	591	3,144
TimkenSteel Corp.*	207	3,103
Mesa Laboratories, Inc.	22	3,098
Matthews International Corp. — Class A	137	3,070
Ichor Holdings Ltd.*	125	3,026
Heartland Express, Inc.	208	2,976
Blink Charging Co.*	165	2,924
GoPro, Inc. — Class A*	584	2,879
Modine Manufacturing Co.*	222	2,873
Chase Corp.	34	2,841
Sterling Infrastructure, Inc.*	131	2,813
Teekay Tankers Ltd. — Class A*	102	2,809
Myers Industries, Inc.	162	2,668
MicroVision, Inc.*	739	2,668
UFP Technologies, Inc.*	31	2,661
Eagle Bulk Shipping, Inc.	60	2,591
Triumph Group, Inc.*	286	2,457
Gorman-Rupp Co.	102	2,427
Thermon Group Holdings, Inc.*	148	2,281
Nordic American Tankers Ltd.	849	2,267
FARO Technologies, Inc.*	82	2,250
Insteel Industries, Inc.	84	2,229
Great Lakes Dredge & Dock Corp.*	292	2,213
Costamare, Inc.	241	2,157
Smith & Wesson Brands, Inc.	203	2,105
Heritage-Crystal Clean, Inc.*	70	2,070
Genco Shipping & Trading Ltd.	164	2,055
LSB Industries, Inc.*	142	2,024
Stoneridge, Inc.*	118	2,000
Argan, Inc.	62	1,995
Centrus Energy Corp. — Class A*	48	1,967
Ducommun, Inc.*	49	1,943
Ryerson Holding Corp.	74	1,905
Haynes International, Inc.	54	1,896
Dorian LPG Ltd.	137	1,859
nLight, Inc.*	196	1,852
Kimball Electronics, Inc.*	107	1,835
Luxfer Holdings plc	125	1,813
Cadre Holdings, Inc.	74	1,780
CyberOptics Corp.*	32	1,721
Babcock & Wilcox Enterprises, Inc.*	266	1,697
Pactiv Evergreen, Inc.	193	1,685
Allied Motion Technologies, Inc.	57	1,631
Vishay Precision Group, Inc.*	55	1,627
NuScale Power Corp.*	139	1,624
908 Devices, Inc.*	97	1,596
DXP Enterprises, Inc.*	67	1,587
National Presto Industries, Inc.	23	1,496
ESS Tech, Inc.*	360	1,472
Greif, Inc. — Class B	24	1,459
Archer Aviation, Inc. — Class A*	556	1,451
Ardmore Shipping Corp.*	155	1,415
Covenant Logistics Group, Inc. — Class A	49	1,406
Omega Flex, Inc.	15	1,389
CIRCOR International, Inc.*	82	1,352
AerSale Corp.*	71	1,316
Harsco Corp.*	350	1,309
Identiv, Inc.*	99	1,241
Northwest Pipe Co.*	43	1,208
SmartRent, Inc.*	531	1,205
Manitowoc Company, Inc.*	155	1,201
Eastman Kodak Co.*	255	1,170
Comtech Telecommunications Corp.	115	1,151
AMMO, Inc.*	390	1,143
Tredegar Corp.	121	1,142
Teekay Corp.*	311	1,116
IES Holdings, Inc.*	39	1,077
Hyster-Yale Materials Handling, Inc.	48	1,032
Tutor Perini Corp.*	187	1,032
Universal Logistics Holdings, Inc.	32	1,015
Daseke, Inc.*	182	985
Olympic Steel, Inc.	43	981
Radiant Logistics, Inc.*	169	962
Park Aerospace Corp.	87	960
Caesarstone Ltd.	101	940
PAM Transportation Services, Inc.*	29	898
Astronics Corp.*	113	888
Powell Industries, Inc.	41	864
Charge Enterprises, Inc.*	483	850
Safe Bulkers, Inc.	327	808
Evolv Technologies Holdings, Inc.*	376	797
Concrete Pumping Holdings, Inc.*	117	755
Sarcos Technology and Robotics Corp.*	339	753
Pure Cycle Corp.*	86	718
Latham Group, Inc.*	196	704
Akoustis Technologies, Inc.*	232	689
View, Inc.*,1	499	669
Ranpak Holdings Corp.*	194	664
Sight Sciences, Inc.*	96	610
Atlas Technical Consultants, Inc.*	80	532
Transphorm, Inc.*	95	478
Turtle Beach Corp.*	68	464
Karat Packaging, Inc.*	25	400
Astra Space, Inc.*	642	392
Hydrofarm Holdings Group, Inc.*	195	378
Berkshire Grey, Inc.*	218	371
Momentus, Inc.*	244	334
NL Industries, Inc.	37	286
Redwire Corp.*,1	86	205

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
AEye, Inc.*	117	$130
Fathom Digital Manufacturing C*	45	91
Total Industrial		1,279,052

Consumer, Cyclical - 3.7%
Murphy USA, Inc.	96	26,391
Texas Roadhouse, Inc. — Class A	298	26,003
Crocs, Inc.*	271	18,607
Light & Wonder, Inc. — Class A*	420	18,010
Wingstop, Inc.	134	16,806
Academy Sports & Outdoors, Inc.	368	15,522
Fox Factory Holding Corp.*	190	15,025
Asbury Automotive Group, Inc.*	98	14,808
Visteon Corp.*	124	13,151
Hilton Grand Vacations, Inc.*	391	12,860
Goodyear Tire & Rubber Co.*	1,253	12,643
FirstCash Holdings, Inc.	172	12,616
Skyline Champion Corp.*	238	12,583
Beacon Roofing Supply, Inc.*	229	12,531
Resideo Technologies, Inc.*	646	12,313
Topgolf Callaway Brands Corp.*	624	12,018
Adient plc*	423	11,738
Signet Jewelers Ltd.	204	11,667
National Vision Holdings, Inc.*	349	11,395
Meritage Homes Corp.*	162	11,384
Taylor Morrison Home Corp. — Class A*	488	11,380
Foot Locker, Inc.	364	11,331
UniFirst Corp.	67	11,271
LCI Industries	111	11,262
Papa John’s International, Inc.	145	10,151
Group 1 Automotive, Inc.	68	9,715
Dorman Products, Inc.*	118	9,690
Cracker Barrel Old Country Store, Inc.	101	9,351
Steven Madden Ltd.	347	9,254
Spirit Airlines, Inc.*	486	9,146
KB Home	350	9,072
Installed Building Products, Inc.	106	8,585
SeaWorld Entertainment, Inc.*	187	8,510
Rush Enterprises, Inc. — Class A	190	8,333
Kontoor Brands, Inc.	247	8,302
Cavco Industries, Inc.*	40	8,231
Sonos, Inc.*	570	7,923
Luminar Technologies, Inc.*,1	1,067	7,773
Red Rock Resorts, Inc. — Class A	226	7,743
GMS, Inc.*	193	7,722
Boot Barn Holdings, Inc.*	132	7,717
Shake Shack, Inc. — Class A*	168	7,557
Nu Skin Enterprises, Inc. — Class A	223	7,442
LGI Homes, Inc.*	91	7,405
Gentherm, Inc.*	148	7,360
Winnebago Industries, Inc.	138	7,343
Bloomin’ Brands, Inc.	394	7,222
Sweetgreen, Inc. — Class A*	390	7,215
MDC Holdings, Inc.	255	6,992
Jack in the Box, Inc.	94	6,963
International Game Technology plc	437	6,905
Tri Pointe Homes, Inc.*	449	6,784
iRobot Corp.*	120	6,760
ODP Corp.*	192	6,749
American Eagle Outfitters, Inc.*	689	6,704
Dana, Inc.	576	6,584
Acushnet Holdings Corp.	150	6,524
World Fuel Services Corp.	278	6,516
Cheesecake Factory, Inc.	222	6,500
Tenneco, Inc. — Class A*	368	6,400
PriceSmart, Inc.	110	6,335
Everi Holdings, Inc.*	384	6,228
XPEL, Inc.*	96	6,186
Vista Outdoor, Inc.*	250	6,080
Sally Beauty Holdings, Inc.*	478	6,023
Oxford Industries, Inc.	67	6,015
Methode Electronics, Inc.	161	5,981
Dave & Buster’s Entertainment, Inc.*	192	5,958
Cinemark Holdings, Inc.*	487	5,898
Veritiv Corp.*	60	5,866
KAR Auction Services, Inc.*	511	5,708
Urban Outfitters, Inc.*	284	5,581
Fisker, Inc.*,1	726	5,481
Century Communities, Inc.	128	5,476
Wolverine World Wide, Inc.	344	5,294
MillerKnoll, Inc.	339	5,289
Madison Square Garden Entertainment Corp.*	115	5,070
Allegiant Travel Co. — Class A*	68	4,963
Warby Parker, Inc. — Class A*	372	4,962
Proterra, Inc.*	986	4,910
Dillard’s, Inc. — Class A	18	4,910
HNI Corp.	183	4,851
Brinker International, Inc.*	194	4,846
Virgin Galactic Holdings, Inc.*	1,019	4,799
TuSimple Holdings, Inc. — Class A*	625	4,750
Liberty Media Corporation - Liberty Braves — Class C*	168	4,620
Nikola Corp.*,1	1,304	4,590
Malibu Boats, Inc. — Class A*	93	4,463
M/I Homes, Inc.*	123	4,456
Camping World Holdings, Inc. — Class A	172	4,355
La-Z-Boy, Inc.	192	4,333
Patrick Industries, Inc.	98	4,296
Buckle, Inc.	135	4,274
Dine Brands Global, Inc.	66	4,195
H&E Equipment Services, Inc.	143	4,053
Clean Energy Fuels Corp.*	757	4,042
Healthcare Services Group, Inc.	331	4,002
Sonic Automotive, Inc. — Class A	89	3,854
Designer Brands, Inc. — Class A	249	3,812
Caleres, Inc.	157	3,803
SkyWest, Inc.*	223	3,626
Lions Gate Entertainment Corp. — Class B*	521	3,621
Arko Corp.	379	3,559
Abercrombie & Fitch Co. — Class A*	222	3,452

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
American Axle & Manufacturing Holdings, Inc.*	504	$3,442
Wabash National Corp.	217	3,377
Monarch Casino & Resort, Inc.*	59	3,312
indie Semiconductor, Inc. — Class A*	446	3,265
Sleep Number Corp.*	96	3,246
Bally’s Corp.*	162	3,201
Golden Entertainment, Inc.*	91	3,175
Shyft Group, Inc.	154	3,146
Qurate Retail, Inc. — Class A	1,562	3,140
Solid Power, Inc.*	583	3,067
TravelCenters of America, Inc.*	56	3,020
ScanSource, Inc.*	114	3,011
Standard Motor Products, Inc.	92	2,990
Franchise Group, Inc.	123	2,989
Hawaiian Holdings, Inc.*	226	2,972
IMAX Corp.*	209	2,951
G-III Apparel Group Ltd.*	195	2,915
Funko, Inc. — Class A*	142	2,871
Hibbett, Inc.	57	2,839
Douglas Dynamics, Inc.	100	2,802
MarineMax, Inc.*	94	2,800
Titan International, Inc.*	229	2,780
MRC Global, Inc.*	370	2,660
Vizio Holding Corp. — Class A*	303	2,648
Chico’s FAS, Inc.*	547	2,647
BlueLinx Holdings, Inc.*	42	2,608
Winmark Corp.	12	2,596
Green Brick Partners, Inc.*	121	2,587
RCI Hospitality Holdings, Inc.	39	2,548
Titan Machinery, Inc.*	90	2,543
Steelcase, Inc. — Class A	385	2,510
OneSpaWorld Holdings Ltd.*	296	2,486
Ruth’s Hospitality Group, Inc.	146	2,462
Sovos Brands, Inc.*	170	2,421
BJ’s Restaurants, Inc.*	101	2,409
EVgo, Inc.*,1	304	2,405
Denny’s Corp.*	251	2,362
Interface, Inc. — Class A	262	2,356
A-Mark Precious Metals, Inc.	81	2,300
Genesco, Inc.*	58	2,281
Ermenegildo Zegna N.V.	210	2,257
PC Connection, Inc.	50	2,254
Guess?, Inc.	152	2,230
Bed Bath & Beyond, Inc.*,1	356	2,168
Bowlero Corp.*	174	2,142
Ethan Allen Interiors, Inc.	101	2,135
Accel Entertainment, Inc.*	262	2,046
Sun Country Airlines Holdings, Inc.*	148	2,014
Movado Group, Inc.	70	1,973
Big Lots, Inc.	125	1,951
Chuy’s Holdings, Inc.*	84	1,947
Lions Gate Entertainment Corp. — Class A*	260	1,932
Workhorse Group, Inc.*	655	1,880
Life Time Group Holdings, Inc.*	187	1,823
Children’s Place, Inc.*	59	1,823
PetMed Express, Inc.	90	1,757
Clarus Corp.	129	1,738
Portillo’s, Inc. — Class A*	88	1,733
REV Group, Inc.	156	1,721
Target Hospitality Corp.*	136	1,716
Hyliion Holdings Corp.*	592	1,699
Shoe Carnival, Inc.	78	1,672
Haverty Furniture Companies, Inc.	67	1,668
VSE Corp.	47	1,664
America’s Car-Mart, Inc.*	27	1,648
Frontier Group Holdings, Inc.*	166	1,610
Sportsman’s Warehouse Holdings, Inc.*	194	1,610
Global Industrial Co.	58	1,556
MasterCraft Boat Holdings, Inc.*	82	1,546
Kura Sushi USA, Inc. — Class A*	21	1,545
Zumiez, Inc.*	70	1,507
OneWater Marine, Inc. — Class A*	49	1,475
Marcus Corp.	106	1,472
Destination XL Group, Inc.*	267	1,447
Rush Enterprises, Inc. — Class B	30	1,437
Hudson Technologies, Inc.*	193	1,418
Sonder Holdings, Inc.*	842	1,398
Microvast Holdings, Inc.*	761	1,377
Xponential Fitness, Inc. — Class A*	75	1,370
Tupperware Brands Corp.*	203	1,330
Lordstown Motors Corp. — Class A*	713	1,305
Beazer Homes USA, Inc.*	133	1,286
Lovesac Co.*	62	1,264
Motorcar Parts of America, Inc.*	83	1,263
Liberty Media Corporation-Liberty Braves — Class A*	44	1,239
Rite Aid Corp.*	244	1,208
Johnson Outdoors, Inc. — Class A	23	1,180
Aspen Aerogels, Inc.*	122	1,125
Miller Industries, Inc.	50	1,065
Universal Electronics, Inc.*	54	1,062
Big 5 Sporting Goods Corp.	95	1,020
Kimball International, Inc. — Class B	162	1,019
Rush Street Interactive, Inc.*	271	997
Purple Innovation, Inc.*	245	992
Dream Finders Homes, Inc. — Class A*	93	986
Lindblad Expeditions Holdings, Inc.*	144	973
Canoo, Inc.*	514	964
Bluegreen Vacations Holding Corp.	57	942
Holley, Inc.*	229	928
LL Flooring Holdings, Inc.*	131	908
Forestar Group, Inc.*	81	906
GrowGeneration Corp.*	256	896
Noodles & Co.*	183	860
Cenntro Electric Group Ltd.*	822	847
Build-A-Bear Workshop, Inc. — Class A	63	840
Hovnanian Enterprises, Inc. — Class A*	23	821
Full House Resorts, Inc.*	146	821
Wheels Up Experience, Inc.*	711	818
Velodyne Lidar, Inc.*	863	817

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Snap One Holdings Corp.*	80	$811
Aeva Technologies, Inc.*	432	808
Century Casinos, Inc.*	122	800
Weber, Inc. — Class A*	121	795
Cato Corp. — Class A	82	782
El Pollo Loco Holdings, Inc.*	87	776
Party City Holdco, Inc.*	486	768
Vinco Ventures, Inc.*	819	763
NEOGAMES S.A.*	59	761
Tilly’s, Inc. — Class A	103	713
Fossil Group, Inc.*	208	711
Container Store Group, Inc.*	145	710
ONE Group Hospitality, Inc.*	101	671
Hyzon Motors, Inc.*	392	666
Volta, Inc.*	545	659
Blue Bird Corp.*	77	643
First Watch Restaurant Group, Inc.*	44	637
Rocky Brands, Inc.	31	622
Citi Trends, Inc.*	37	574
Tile Shop Holdings, Inc.	163	574
PLBY Group, Inc.*	139	560
Weyco Group, Inc.	26	529
F45 Training Holdings, Inc.*	162	501
ThredUp, Inc. — Class A*	262	482
Mullen Automotive, Inc.*	1,470	482
Superior Group of Companies, Inc.	52	462
Reservoir Media, Inc.*	91	444
Conn’s, Inc.*	58	411
Duluth Holdings, Inc. — Class B*	58	408
Traeger, Inc.*	143	403
Lifetime Brands, Inc.	57	386
Biglari Holdings, Inc. — Class B*	3	347
Aterian, Inc.*,1	272	337
JOANN, Inc.[1]	49	324
Express, Inc.*	287	313
Marine Products Corp.	36	305
Xos, Inc.*	244	293
Torrid Holdings, Inc.*,1	66	275
Lightning eMotors, Inc.*	175	271
Landsea Homes Corp.*	47	224
CompX International, Inc.	7	114
Cepton, Inc.*	34	67
Total Consumer, Cyclical		1,070,687

Technology - 3.2%
Qualys, Inc.*	172	23,975
ExlService Holdings, Inc.*	144	21,220
SPS Commerce, Inc.*	162	20,125
Silicon Laboratories, Inc.*	151	18,639
Synaptics, Inc.*	177	17,525
Tenable Holdings, Inc.*	491	17,087
Workiva, Inc.*	213	16,571
Power Integrations, Inc.	252	16,209
Maximus, Inc.	269	15,567
Box, Inc. — Class A*	622	15,171
Blackline, Inc.*	246	14,735
Onto Innovation, Inc.*	222	14,219
1Life Healthcare, Inc.*	805	13,806
Evolent Health, Inc. — Class A*	366	13,150
Diodes, Inc.*	199	12,917
Varonis Systems, Inc.*	487	12,915
Rambus, Inc.*	490	12,456
Sprout Social, Inc. — Class A*	205	12,439
MACOM Technology Solutions Holdings, Inc.*	226	11,705
Insight Enterprises, Inc.*	140	11,537
DigitalOcean Holdings, Inc.*	310	11,213
Super Micro Computer, Inc.*	203	11,179
Rapid7, Inc.*	260	11,154
Envestnet, Inc.*	245	10,878
ACI Worldwide, Inc.*	511	10,680
CommVault Systems, Inc.*	199	10,555
MaxLinear, Inc. — Class A*	321	10,471
Altair Engineering, Inc. — Class A*	232	10,259
Duolingo, Inc.*	105	9,999
Verra Mobility Corp.*	637	9,791
Kulicke & Soffa Industries, Inc.	254	9,787
Ping Identity Holding Corp.*	345	9,684
Verint Systems, Inc.*	284	9,537
NetScout Systems, Inc.*	304	9,521
Ambarella, Inc.*	163	9,157
Blackbaud, Inc.*	207	9,120
MicroStrategy, Inc. — Class A*,1	42	8,915
Appfolio, Inc. — Class A*	85	8,901
Axcelis Technologies, Inc.*	146	8,842
PagerDuty, Inc.*	380	8,767
FormFactor, Inc.*	348	8,717
Semtech Corp.*	283	8,323
Progress Software Corp.	195	8,297
Amkor Technology, Inc.	453	7,724
CSG Systems International, Inc.	143	7,562
Impinj, Inc.*	94	7,523
Allscripts Healthcare Solutions, Inc.*	486	7,402
Asana, Inc. — Class A*	329	7,314
Appian Corp. — Class A*	179	7,309
Apollo Medical Holdings, Inc.*	174	6,786
KnowBe4, Inc. — Class A*	325	6,763
Xerox Holdings Corp.	511	6,684
Privia Health Group, Inc.*	194	6,608
Xperi Holding Corp.	466	6,589
Clear Secure, Inc. — Class A*	278	6,355
Schrodinger Incorporated/United States*	241	6,020
Digital Turbine, Inc.*	411	5,923
Parsons Corp.*	150	5,880
SiTime Corp.*	72	5,669
Phreesia, Inc.*	219	5,580
Cohu, Inc.*	214	5,517
AvidXchange Holdings, Inc.*	655	5,515
Model N, Inc.*	161	5,511
Everbridge, Inc.*	176	5,435
E2open Parent Holdings, Inc.*	889	5,396
Digi International, Inc.*	153	5,289
Ultra Clean Holdings, Inc.*	201	5,176

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Agilysys, Inc.*	87	$4,815
Fastly, Inc. — Class A*	497	4,553
PROS Holdings, Inc.*	183	4,520
3D Systems Corp.*	565	4,509
Alignment Healthcare, Inc.*	377	4,464
NextGen Healthcare, Inc.*	248	4,390
Donnelley Financial Solutions, Inc.*	115	4,252
BigCommerce Holdings, Inc.*	286	4,233
BTRS Holdings, Inc. — Class 1*	448	4,148
Veeco Instruments, Inc.*	223	4,085
Duck Creek Technologies, Inc.*	344	4,076
Grid Dynamics Holdings, Inc.*	217	4,064
Photronics, Inc.*	267	3,904
Amplitude, Inc. — Class A*	249	3,852
C3.ai, Inc. — Class A*	307	3,837
Sumo Logic, Inc.*	504	3,780
TTEC Holdings, Inc.	84	3,722
Avid Technology, Inc.*	160	3,722
Zuora, Inc. — Class A*	504	3,720
Matterport, Inc.*	978	3,707
ACV Auctions, Inc. — Class A*	503	3,617
PAR Technology Corp.*	118	3,485
SMART Global Holdings, Inc.*	219	3,475
Momentive Global, Inc.*	591	3,434
Outset Medical, Inc.*	214	3,409
PowerSchool Holdings, Inc. — Class A*	204	3,405
Consensus Cloud Solutions, Inc.*	71	3,358
Simulations Plus, Inc.	69	3,349
PDF Solutions, Inc.*	135	3,312
EngageSmart, Inc.*	156	3,228
Zeta Global Holdings Corp. — Class A*	486	3,212
Olo, Inc. — Class A*	402	3,176
PubMatic, Inc. — Class A*	186	3,093
Desktop Metal, Inc. — Class A*	1,181	3,059
Hims & Hers Health, Inc.*	542	3,024
Alpha & Omega Semiconductor Ltd.*	98	3,014
LivePerson, Inc.*	314	2,958
N-able, Inc.*	305	2,815
Cerence, Inc.*	175	2,756
IonQ, Inc.*	531	2,692
CEVA, Inc.*	102	2,675
ACM Research, Inc. — Class A*	214	2,666
Sapiens International Corporation N.V.	137	2,628
Vimeo, Inc.*	640	2,560
Conduent, Inc.*	759	2,535
Sharecare, Inc.*	1,309	2,487
Domo, Inc. — Class B*	135	2,429
Alkami Technology, Inc.*	160	2,408
Health Catalyst, Inc.*	241	2,338
AvePoint, Inc.*	575	2,306
Yext, Inc.*	506	2,257
Unisys Corp.*	296	2,235
Ebix, Inc.[1]	117	2,219
American Software, Inc. — Class A	140	2,145
Telos Corp.*	241	2,143
Corsair Gaming, Inc.*	171	1,941
Blend Labs, Inc. — Class A*	826	1,825
ForgeRock, Inc. — Class A*	125	1,816
Pitney Bowes, Inc.	773	1,801
Computer Programs and Systems, Inc.*	63	1,756
Mitek Systems, Inc.*	188	1,722
Instructure Holdings, Inc.*	77	1,716
8x8, Inc.*	491	1,694
MeridianLink, Inc.*	103	1,677
SolarWinds Corp.*	215	1,666
ON24, Inc.*	186	1,637
OneSpan, Inc.*	179	1,541
Vuzix Corp.*	265	1,534
HireRight Holdings Corp.*	94	1,434
Enfusion, Inc. — Class A*	114	1,407
Cardlytics, Inc.*	148	1,391
Skillz, Inc.*	1,363	1,390
Daily Journal Corp.*	5	1,282
Integral Ad Science Holding Corp.*	171	1,238
Playstudios, Inc.*	353	1,232
Bandwidth, Inc. — Class A*	103	1,226
AXT, Inc.*	181	1,213
EverCommerce, Inc.*	108	1,180
Intapp, Inc.*	63	1,176
Brightcove, Inc.*	184	1,159
Upland Software, Inc.*	130	1,057
Cvent Holding Corp.*	201	1,055
Rackspace Technology, Inc.*	257	1,049
Rimini Street, Inc.*	217	1,011
Velo3D, Inc.*	252	993
CS Disco, Inc.*	99	990
Markforged Holding Corp.*	491	972
Atomera, Inc.*	91	922
Cantaloupe, Inc.*	261	908
Inspired Entertainment, Inc.*	98	865
UserTesting, Inc.*	211	827
Digimarc Corp.*	61	827
Porch Group, Inc.*	360	810
Inseego Corp.*	385	797
Diebold Nixdorf, Inc.*	326	796
Veritone, Inc.*	140	788
Convey Health Solutions Holdings, Inc.*	72	757
Benefitfocus, Inc.*	115	730
Red Violet, Inc.*	42	727
Weave Communications, Inc.*	139	702
eGain Corp.*	93	684
Skillsoft Corp.*	363	664
Outbrain, Inc.*	178	650
Pear Therapeutics, Inc.*	305	622
Cerberus Cyber Sentinel Corp.*	204	602
Avaya Holdings Corp.*	372	591
Ouster, Inc.*	610	588
NextNav, Inc.*	218	587
WM Technology, Inc.*	320	515
Arteris, Inc.*	75	499
IBEX Holdings Ltd.*	25	464
SkyWater Technology, Inc.*	48	367

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
SecureWorks Corp. — Class A*	44	$354
Rockley Photonics Holdings Ltd.*	455	323
Latch, Inc.*	314	299
LiveVox Holdings, Inc.*	99	292
Faraday Future Intelligent Electric, Inc.*	443	282
Rigetti Computing, Inc.*	143	269
Viant Technology, Inc. — Class A*	62	261
Nutex Health, Inc.*	173	260
IronNet, Inc.*	289	199
Kaleyra, Inc.*	132	128
Loyalty Ventures, Inc.*	90	109
Total Technology		934,346

Energy - 2.1%
Chord Energy Corp.	185	25,302
Matador Resources Co.	502	24,558
Murphy Oil Corp.	659	23,177
SM Energy Co.	541	20,347
Denbury, Inc.*	223	19,236
Civitas Resources, Inc.	329	18,881
ChampionX Corp.	913	17,867
Helmerich & Payne, Inc.	459	16,969
PBF Energy, Inc. — Class A*	433	15,224
Magnolia Oil & Gas Corp. — Class A	745	14,758
Equitrans Midstream Corp.	1,836	13,733
Valaris Ltd.*	272	13,312
Peabody Energy Corp.*	526	13,055
California Resources Corp.	338	12,989
CNX Resources Corp.*	833	12,937
Patterson-UTI Energy, Inc.	958	11,189
Array Technologies, Inc.*	673	11,158
Shoals Technologies Group, Inc. — Class A*	499	10,753
Kosmos Energy Ltd.*	2,017	10,428
Weatherford International plc*	316	10,204
Alpha Metallurgical Resources, Inc.	74	10,126
CONSOL Energy, Inc.	153	9,841
Sunnova Energy International, Inc.*	443	9,781
Noble Corporation plc*	329	9,732
Stem, Inc.*	643	8,578
Delek US Holdings, Inc.	315	8,549
SunPower Corp. — Class A*	366	8,433
Liberty Energy, Inc. — Class A*	638	8,090
Northern Oil and Gas, Inc.	293	8,031
Arch Resources, Inc.	67	7,946
Callon Petroleum Co.*	220	7,702
Comstock Resources, Inc.*	409	7,072
Green Plains, Inc.*	235	6,832
Warrior Met Coal, Inc.	230	6,541
Permian Resources Corp.*	919	6,249
NexTier Oilfield Solutions, Inc.*	784	5,802
FuelCell Energy, Inc.*	1,650	5,627
Brigham Minerals, Inc. — Class A	227	5,600
Tellurian, Inc.*	2,278	5,444
Montauk Renewables, Inc.*	287	5,005
NOW, Inc.*	492	4,945
Talos Energy, Inc.*	295	4,912
Archaea Energy, Inc.*	266	4,791
Laredo Petroleum, Inc.*	76	4,777
Gulfport Energy Corp.*	50	4,415
Expro Group Holdings N.V.*	346	4,408
Nabors Industries Ltd.*	40	4,058
Archrock, Inc.	604	3,878
CVR Energy, Inc.	132	3,825
Tidewater, Inc.*	170	3,689
US Silica Holdings, Inc.*	331	3,624
Par Pacific Holdings, Inc.*	218	3,577
Oceaneering International, Inc.*	447	3,558
ProPetro Holding Corp.*	390	3,139
Dril-Quip, Inc.*	152	2,967
Diamond Offshore Drilling, Inc.*	446	2,957
Borr Drilling Ltd.*	868	2,882
Ranger Oil Corp. — Class A	89	2,799
Berry Corp.	358	2,685
Bristow Group, Inc.*	106	2,490
W&T Offshore, Inc.*	422	2,473
Helix Energy Solutions Group, Inc.*	639	2,467
Kinetik Holdings, Inc. — Class A	74	2,411
Earthstone Energy, Inc. — Class A*	193	2,378
Fluence Energy, Inc.*	161	2,349
SandRidge Energy, Inc.*	142	2,316
RPC, Inc.	332	2,301
Select Energy Services, Inc. — Class A*	319	2,223
SunCoke Energy, Inc.	372	2,161
REX American Resources Corp.*	72	2,010
Gevo, Inc.*	879	2,004
TETRA Technologies, Inc.*	555	1,992
Crescent Energy Co. — Class A	145	1,953
Excelerate Energy, Inc. — Class A	83	1,942
Infrastructure and Energy Alternatives, Inc.*	136	1,841
TPI Composites, Inc.*	163	1,839
Vertex Energy, Inc.*	241	1,501
Energy Vault Holdings, Inc.*	282	1,489
SilverBow Resources, Inc.*	52	1,398
DMC Global, Inc.*	84	1,342
Solaris Oilfield Infrastructure, Inc. — Class A	141	1,320
Aris Water Solution, Inc. — Class A	98	1,250
Alto Ingredients, Inc.*	323	1,176
Sitio Royalties Corp.[1]	52	1,150
VAALCO Energy, Inc.	260	1,134
Oil States International, Inc.*	272	1,058
Amplify Energy Corp.*	159	1,045
National Energy Services Reunited Corp.*	170	1,010
Newpark Resources, Inc.*	378	953
ProFrac Holding Corp. — Class A*	61	928
Ramaco Resources, Inc.	99	911
Ring Energy, Inc.*	386	896
Riley Exploration Permian, Inc.	46	873
NextDecade Corp.*	138	831
NACCO Industries, Inc. — Class A	17	800
Aemetis, Inc.*	130	796

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Heliogen, Inc.*	404	$751
FutureFuel Corp.	115	695
Eneti, Inc.	102	680
HighPeak Energy, Inc.	29	628
Cleanspark, Inc.*	180	572
Empire Petroleum Corp.*	30	395
Battalion Oil Corp.*	11	131
Total Energy		601,807

Communications - 1.4%
Iridium Communications, Inc.*	569	25,246
TEGNA, Inc.	994	20,556
Calix, Inc.*	254	15,530
Ziff Davis, Inc.*	204	13,970
Marqeta, Inc. — Class A*	1,939	13,806
Viavi Solutions, Inc.*	1,016	13,259
Yelp, Inc. — Class A*	307	10,410
Cogent Communications Holdings, Inc.	192	10,015
Perficient, Inc.*	153	9,948
DigitalBridge Group, Inc.	721	9,020
CommScope Holding Company, Inc.*	916	8,436
Bumble, Inc. — Class A*	385	8,274
Q2 Holdings, Inc.*	250	8,050
Extreme Networks, Inc.*	571	7,463
Upwork, Inc.*	536	7,300
TechTarget, Inc.*	122	7,222
Cargurus, Inc.*	456	6,462
Telephone & Data Systems, Inc.	450	6,255
ADTRAN Holdings, Inc.	314	6,148
Maxar Technologies, Inc.	325	6,084
Clearfield, Inc.*	52	5,441
Shutterstock, Inc.	108	5,418
Harmonic, Inc.*	411	5,372
InterDigital, Inc.	132	5,335
Gray Television, Inc.	365	5,227
ePlus, Inc.*	118	4,902
Globalstar, Inc.*	3,054	4,856
Credo Technology Group Holding Ltd.*	429	4,719
Figs, Inc. — Class A*	570	4,703
Overstock.com, Inc.*	190	4,627
Liberty Latin America Ltd. — Class C*	683	4,200
Infinera Corp.*	844	4,085
iHeartMedia, Inc. — Class A*	539	3,951
Revolve Group, Inc.*	182	3,948
A10 Networks, Inc.	294	3,901
Magnite, Inc.*	585	3,843
Open Lending Corp. — Class A*	471	3,787
Scholastic Corp.	123	3,783
Planet Labs PBC*	694	3,768
Shenandoah Telecommunications Co.	216	3,676
Cars.com, Inc.*	310	3,565
Sinclair Broadcast Group, Inc. — Class A	178	3,220
Poshmark, Inc. — Class A*	205	3,212
Squarespace, Inc. — Class A*	139	2,969
WideOpenWest, Inc.*	240	2,945
EW Scripps Co. — Class A*	261	2,941
Anterix, Inc.*	82	2,929
ChannelAdvisor Corp.*	126	2,855
fuboTV, Inc.*	795	2,822
AMC Networks, Inc. — Class A*	135	2,741
Gogo, Inc.*	223	2,703
EchoStar Corp. — Class A*	157	2,586
Thryv Holdings, Inc.*	113	2,580
NETGEAR, Inc.*	127	2,545
QuinStreet, Inc.*	232	2,436
Stagwell, Inc.*	349	2,425
HealthStream, Inc.*	108	2,296
Clear Channel Outdoor Holdings, Inc.*	1,630	2,233
Boston Omaha Corp. — Class A*	92	2,120
Eventbrite, Inc. — Class A*	343	2,085
ATN International, Inc.	49	1,890
ContextLogic, Inc. — Class A*	2,541	1,865
Liquidity Services, Inc.*	110	1,789
United States Cellular Corp.*	66	1,718
Edgio, Inc.*	613	1,704
Couchbase, Inc.*	118	1,684
Tucows, Inc. — Class A*	44	1,646
IDT Corp. — Class B*	64	1,589
Vacasa, Inc. — Class A*	497	1,526
Stitch Fix, Inc. — Class A*	363	1,434
Rover Group, Inc.*	414	1,383
Consolidated Communications Holdings, Inc.*	331	1,377
Aviat Networks, Inc.*	49	1,342
Allbirds, Inc. — Class A*	421	1,280
Ooma, Inc.*	102	1,255
CarParts.com, Inc.*	227	1,174
OptimizeRx Corp.*	79	1,171
Liberty Latin America Ltd. — Class A*	173	1,071
Entravision Communications Corp. — Class A	265	1,052
DHI Group, Inc.*	190	1,022
Blade Air Mobility, Inc.*	251	1,012
Gannett Company, Inc.*	643	984
BARK, Inc.*	531	966
MediaAlpha, Inc. — Class A*	106	928
Quotient Technology, Inc.*	399	922
Innovid Corp.*	340	921
DZS, Inc.*	78	881
Cambium Networks Corp.*	51	863
Vivid Seats, Inc. — Class A	111	850
Advantage Solutions, Inc.*	368	784
Preformed Line Products Co.	11	783
1-800-Flowers.com, Inc. — Class A*	120	779
RumbleON, Inc. — Class B*	46	778
Cyxtera Technologies, Inc.*	190	775
Groupon, Inc.*	96	764
Focus Universal, Inc.*	79	741
Ribbon Communications, Inc.*	322	715
Arena Group Holdings, Inc.*	51	668
1stdibs.com, Inc.*	104	654
EverQuote, Inc. — Class A*	87	593
Cumulus Media, Inc. — Class A*	82	576

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RealReal, Inc.*	380	$570
Ondas Holdings, Inc.*	153	566
Lands’ End, Inc.*	68	525
Nerdy, Inc.*	242	511
Casa Systems, Inc.*	158	495
Solo Brands, Inc. — Class A*	98	372
KORE Group Holdings, Inc.*	157	300
Gambling.com Group Ltd.*	39	296
Urban One, Inc.*	53	225
Audacy, Inc.*	533	206
Urban One, Inc.*	36	190
Terran Orbital Corp.*	107	189
Value Line, Inc.	4	176
Starry Group Holdings, Inc. — Class A*	106	158
AdTheorent Holding Company, Inc.*	72	155
Lulu’s Fashion Lounge Holdings, Inc.*	26	121
Inspirato, Inc.*	45	106
aka Brands Holding Corp.*	50	73
Total Communications		408,347

Basic Materials - 1.2%
Livent Corp.*	724	22,191
Rogers Corp.*	84	20,318
Commercial Metals Co.	540	19,159
Balchem Corp.	142	17,264
Cabot Corp.	248	15,845
ATI, Inc.*	555	14,769
HB Fuller Co.	237	14,244
Sensient Technologies Corp.	187	12,967
Avient Corp.	407	12,332
Ingevity Corp.*	170	10,307
Innospec, Inc.	111	9,509
Hecla Mining Co.	2,388	9,409
Stepan Co.	95	8,899
Quaker Chemical Corp.	61	8,807
Arconic Corp.*	457	7,787
Minerals Technologies, Inc.	146	7,214
Carpenter Technology Corp.	213	6,633
Tronox Holdings plc — Class A	522	6,394
Compass Minerals International, Inc.	153	5,895
Constellium SE*	555	5,628
Sylvamo Corp.	159	5,390
Mativ Holdings, Inc.	242	5,343
Uranium Energy Corp.*	1,432	5,012
Novagold Resources, Inc.*	1,068	5,009
Perimeter Solutions S.A.*	544	4,357
Kaiser Aluminum Corp.	71	4,356
Energy Fuels, Inc.*	696	4,259
Coeur Mining, Inc.*	1,245	4,258
Piedmont Lithium, Inc.*	77	4,119
Resolute Forest Products, Inc.*	205	4,100
AdvanSix, Inc.	122	3,916
Lightwave Logic, Inc.*	499	3,663
Orion Engineered Carbons S.A.	270	3,605
Hawkins, Inc.	87	3,392
Schnitzer Steel Industries, Inc. — Class A	116	3,301
Trinseo plc	156	2,858
Clearwater Paper Corp.*	75	2,820
Amyris, Inc.*	879	2,567
Origin Materials, Inc.*	474	2,446
American Vanguard Corp.	130	2,431
Ecovyst, Inc.*	286	2,414
Intrepid Potash, Inc.*	50	1,978
Koppers Holdings, Inc.	92	1,912
Diversey Holdings Ltd.*	349	1,696
Codexis, Inc.*	274	1,660
5E Advanced Materials, Inc.*	144	1,463
Century Aluminum Co.*	231	1,220
Danimer Scientific, Inc.*	405	1,195
Ur-Energy, Inc.*	935	1,019
United States Lime & Minerals, Inc.	9	920
Kronos Worldwide, Inc.	98	915
Rayonier Advanced Materials, Inc.*	276	869
Dakota Gold Corp.*	227	692
Glatfelter Corp.*	197	613
Unifi, Inc.*	62	590
Ivanhoe Electric Incorporated / US*	65	536
Hycroft Mining Holding Corp.*	674	407
PolyMet Mining Corp.*	131	377
Valhi, Inc.	11	277
Terawulf, Inc.*	96	121
Total Basic Materials		333,647

Utilities - 1.1%
Southwest Gas Holdings, Inc.	295	20,576
Black Hills Corp.	289	19,574
South Jersey Industries, Inc.	549	18,347
Brookfield Infrastructure Corp. — Class A	437	17,786
Ormat Technologies, Inc.	203	17,499
PNM Resources, Inc.	381	17,423
Portland General Electric Co.	399	17,340
ONE Gas, Inc.	240	16,894
New Jersey Resources Corp.	430	16,641
Spire, Inc.	227	14,149
American States Water Co.	165	12,862
ALLETE, Inc.	256	12,813
California Water Service Group	239	12,593
Avista Corp.	323	11,967
NorthWestern Corp.	242	11,926
Clearway Energy, Inc. — Class C	366	11,657
Otter Tail Corp.	184	11,320
MGE Energy, Inc.	163	10,698
Ameresco, Inc. — Class A*	142	9,440
Chesapeake Utilities Corp.	78	9,000
SJW Group	121	6,970
Northwest Natural Holding Co.	152	6,594
Middlesex Water Co.	77	5,944
Clearway Energy, Inc. — Class A	156	4,539
Unitil Corp.	71	3,298
York Water Co.	63	2,421
Altus Power, Inc.*	187	2,059
Artesian Resources Corp. — Class A	37	1,781
Global Water Resources, Inc.	58	680
FTC Solar, Inc.*	185	548

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Via Renewables, Inc.	54	$373
Total Utilities		325,712

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	123	1,606

Diversified - 0.0%
Professional Holding Corp. — Class A*	58	1,504

Total Common Stocks
(Cost $10,617,036)		9,709,156

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Oncternal Therapeutics, Inc.*	2	—
Tobira Therapeutics, Inc.*	80	—
UCB*	512	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $4)		—

EXCHANGE-TRADED FUNDS† - 1.3%
Vanguard Russell 2000 ETF	2,883	192,094
iShares Russell 2000 Index ETF[1]	1,164	191,967
Total Exchange-Traded Funds
(Cost $509,845)		384,061

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 33.7%
Freddie Mac
2.28% due 10/03/22[2]	$9,000,000	8,998,860
Federal Home Loan Bank
3.06% due 11/14/22[2]	800,000	797,008
Total Federal Agency Discount Notes
(Cost $9,795,868)		9,795,868

U.S. TREASURY BILLS†† - 13.0%
U.S. Treasury Bills
1.78% due 10/04/22[2]	1,500,000	1,499,899
1.34% due 10/04/22[2,3]	1,242,000	1,241,917
2.70% due 11/08/22[2,4]	517,000	515,600
2.35% due 10/04/22[2]	500,000	499,966
Total U.S. Treasury Bills
(Cost $3,757,035)		3,757,382

REPURCHASE AGREEMENTS††,5 - 24.0%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[3]	3,973,731	3,973,731
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[3]	1,528,358	1,528,358
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[3]	1,483,120	1,483,120
Total Repurchase Agreements
(Cost $6,985,209)		6,985,209

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.7%
Money Market Fund
First American Government Obligations Fund - Class X, 2.78%[7]	209,582	209,582
Total Securities Lending Collateral
(Cost $209,582)		209,582

Total Investments - 106.1%
(Cost $31,874,579)		$30,841,258
Other Assets & Liabilities, net - (6.1)%		(1,771,354)
Total Net Assets - 100.0%		$29,069,904

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	84	Dec 2022	$7,010,640	$(302,072)

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	3.33% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	9,366	$15,592,430	$(124,432)
Barclays Bank plc	Russell 2000 Index	Pay	2.96% (SOFR)	At Maturity	11/16/22	11,396	18,970,739	(976,075)
BNP Paribas	Russell 2000 Index	Pay	3.28% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	3,902	6,496,505	(1,101,466)
							$41,059,674	$(2,201,973)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2022 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2022.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2022
RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$9,709,156	$—	$—		$9,709,156
Rights	—	—	—	*	—
Exchange-Traded Funds	384,061	—	—		384,061
Federal Agency Discount Notes	—	9,795,868	—		9,795,868
U.S. Treasury Bills	—	3,757,382	—		3,757,382
Repurchase Agreements	—	6,985,209	—		6,985,209
Securities Lending Collateral	209,582	—	—		209,582
Total Assets	$10,302,799	$20,538,459	$—		$30,841,258

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$302,072	$—	$—	$302,072
Equity Index Swap Agreements**	—	2,201,973	—	2,201,973
Total Liabilities	$302,072	$2,201,973	$—	$2,504,045

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

Assets:
Investments, at value - including $202,613 of securities loaned (cost $24,889,370)	$23,856,049
Repurchase agreements, at value (cost $6,985,209)	6,985,209
Cash	1,029
Segregated cash with broker	1,223,228
Receivables:
Fund shares sold	3,669,781
Dividends	12,055
Securities lending income	609
Interest	572
Total assets	35,748,532

Liabilities:
Unrealized depreciation on OTC swap agreements	2,201,973
Payable for:
Swap settlement	3,265,566
Fund shares redeemed	874,461
Return of securities lending collateral	209,582
Variation margin on futures contracts	57,636
Management fees	20,339
Transfer agent and administrative fees	8,802
Distribution and service fees	5,882
Portfolio accounting/administration fees	2,102
Trustees’ fees*	369
Miscellaneous	31,916
Total liabilities	6,678,628
Net assets	$29,069,904

Net assets consist of:
Paid in capital	$54,354,455
Total distributable earnings (loss)	(25,284,551)
Net assets	$29,069,904

A-Class:
Net assets	$2,408,078
Capital shares outstanding	21,211
Net asset value per share	$113.53
Maximum offering price per share (Net asset value divided by 95.25%)	$119.19

C-Class:
Net assets	$346,409
Capital shares outstanding	3,497
Net asset value per share	$99.06

H-Class:
Net assets	$26,315,417
Capital shares outstanding	233,517
Net asset value per share	$112.69

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $129)	$78,515
Interest	128,439
Income from securities lending, net	4,201
Total investment income	211,155

Expenses:
Management fees	122,782
Distribution and service fees:
A-Class	4,443
C-Class	2,101
H-Class	29,140
Transfer agent and administrative fees	31,276
Portfolio accounting/administration fees	24,497
Registration fees	18,246
Professional fees	2,790
Trustees’ fees*	2,253
Interest expense	2,238
Custodian fees	1,911
Line of credit fees	14
Miscellaneous	17,308
Total expenses	258,999
Less:
Expenses reimbursed by Adviser:	(2,531)
Net expenses	256,468
Net investment loss	(45,313)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(296,578)
Swap agreements	(4,211,896)
Futures contracts	(358,562)
Net realized loss	(4,867,036)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,407,664)
Swap agreements	(2,534,169)
Futures contracts	(445,005)
Net change in unrealized appreciation (depreciation)	(5,386,838)
Net realized and unrealized loss	(10,253,874)
Net decrease in net assets resulting from operations	$(10,299,187)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(45,313)	$(672,272)
Net realized loss on investments	(4,867,036)	(16,226,322)
Net change in unrealized appreciation (depreciation) on investments	(5,386,838)	1,674,204
Net decrease in net assets resulting from operations	(10,299,187)	(15,224,390)

Distributions to shareholders:
A-Class	—	(93,820)
C-Class	—	(13,407)
H-Class	—	(953,447)
Total distributions to shareholders	—	(1,060,674)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,080,858	7,895,486
C-Class	302,907	1,344,687
H-Class	385,782,676	1,528,042,559
Distributions reinvested
A-Class	—	93,283
C-Class	—	12,711
H-Class	—	759,990
Cost of shares redeemed
A-Class	(3,163,451)	(11,440,679)
C-Class	(289,519)	(1,369,557)
H-Class	(383,984,391)	(1,552,502,502)
Net increase (decrease) from capital share transactions	1,729,080	(27,164,022)
Net decrease in net assets	(8,570,107)	(43,449,086)

Net assets:
Beginning of period	37,640,011	81,089,097
End of period	$29,069,904	$37,640,011

Capital share activity:
Shares sold
A-Class	22,005	35,669
C-Class	2,458	6,899
H-Class	2,749,307	6,943,764
Shares issued from reinvestment of distributions
A-Class	—	441
C-Class	—	69
H-Class	—	3,621
Shares redeemed
A-Class	(22,678)	(52,332)
C-Class	(2,312)	(6,966)
H-Class	(2,696,936)	(7,084,110)
Net increase (decrease) in shares	51,844	(152,945)

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$183.91	$227.30	$67.63	$138.32	$143.22	$123.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(3.04)	(2.33)	.08	.04	(.80)
Net gain (loss) on investments (realized and unrealized)	(70.11)	(36.22)	162.00	(70.34)	(4.94)[f]	23.97
Total from investment operations	(70.38)	(39.26)	159.67	(70.26)	(4.90)	23.17
Less distributions from:
Net realized gains	—	(4.13)	—	(.43)	—	(3.75)
Total distributions	—	(4.13)	—	(.43)	—	(3.75)
Net asset value, end of period	$113.53	$183.91	$227.30	$67.63	$138.32	$143.22

Total Return[c]	(38.27%)	(17.50%)	236.09%	(50.97%)	(3.42%)	18.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,408	$4,025	$8,661	$1,559	$3,377	$3,856
Ratios to average net assets:
Net investment income (loss)	(0.37%)	(1.36%)	(1.57%)	0.06%	0.03%	(0.59%)
Total expenses[d]	1.87%	1.78%	1.81%	1.87%	1.85%	1.78%
Net expenses[e]	1.86%	1.78%	1.81%	1.87%	1.85%	1.78%
Portfolio turnover rate	23%	574%	—%	360%	507%	526%

C-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$161.04	$201.10	$60.28	$124.27	$129.63	$113.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.70)	(3.95)	(2.85)	(.87)	(1.01)	(1.71)
Net gain (loss) on investments (realized and unrealized)	(61.28)	(31.98)	143.67	(62.69)	(4.35)[f]	21.92
Total from investment operations	(61.98)	(35.93)	140.82	(63.56)	(5.36)	20.21
Less distributions from:
Net realized gains	—	(4.13)	—	(.43)	—	(3.75)
Total distributions	—	(4.13)	—	(.43)	—	(3.75)
Net asset value, end of period	$99.06	$161.04	$201.10	$60.28	$124.27	$129.63

Total Return[c]	(38.49%)	(18.13%)	233.61%	(51.33%)	(4.13%)	17.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$346	$540	$673	$171	$467	$683
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(2.04%)	(2.31%)	(0.70%)	(0.74%)	(1.37%)
Total expenses[d]	2.62%	2.53%	2.57%	2.62%	2.59%	2.52%
Net expenses[e]	2.60%	2.53%	2.57%	2.62%	2.59%	2.52%
Portfolio turnover rate	23%	574%	—	360%	507%	526%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$182.59	$225.73	$67.21	$137.69	$142.85	$123.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(2.97)	(2.22)	(.06)	(.08)	(.83)
Net gain (loss) on investments (realized and unrealized)	(69.68)	(36.04)	160.74	(69.99)	(5.08)[f]	23.89
Total from investment operations	(69.90)	(39.01)	158.52	(70.05)	(5.16)	23.06
Less distributions from:
Net realized gains	—	(4.13)	—	(.43)	—	(3.75)
Total distributions	—	(4.13)	—	(.43)	—	(3.75)
Net asset value, end of period	$112.69	$182.59	$225.73	$67.21	$137.69	$142.85

Total Return	(38.28%)	(17.52%)	235.86%	(51.05%)	(3.61%)	18.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,315	$33,076	$71,754	$12,732	$25,296	$33,043
Ratios to average net assets:
Net investment income (loss)	(0.31%)	(1.40%)	(1.75%)	(0.04%)	(0.05%)	(0.66%)
Total expenses[d]	1.89%	1.80%	1.85%	1.89%	1.88%	1.81%
Net expenses[e]	1.87%	1.80%	1.85%	1.89%	1.88%	1.81%
Portfolio turnover rate	23%	574%	—	360%	507%	526%

[a]	Unaudited figures for the period ended September 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2022

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	36.27%	38.61%	(23.36%)	(26.75%)
A-Class Shares with sales charge‡	29.80%	32.08%	(24.11%)	(27.11%)
C-Class Shares	35.80%	37.66%	(23.95%)	(27.31%)
C-Class Shares with CDSC§	34.80%	36.66%	(23.95%)	(27.31%)
H-Class Shares	36.19%	38.28%	(23.57%)	(26.82%)
Russell 2000 Index	(19.01%)	(23.50%)	3.55%	10.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 63.6%
Freddie Mac
2.28% due 10/03/22[1]	$5,000,000	$4,999,367
Total Federal Agency Discount Notes
(Cost $4,999,367)		4,999,367

FEDERAL AGENCY NOTES†† - 6.4%
Federal Farm Credit Bank
3.07% (Commercial Prime Lending Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	500,000	500,003
Total Federal Agency Notes
(Cost $500,000)		500,003

U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
1.34% due 10/04/22[1,2]	100,000	99,993
2.70% due 11/08/22[1]	12,000	11,968
Total U.S. Treasury Bills
(Cost $111,954)		111,961

REPURCHASE AGREEMENTS††,3 - 55.4%
J.P. Morgan Securities LLC issued 09/30/22 at 2.97% due 10/03/22[2]	2,478,290	2,478,290
BofA Securities, Inc. issued 09/30/22 at 2.91% due 10/03/22[2]	953,189	953,189
Barclays Capital, Inc. issued 09/30/22 at 2.92% due 10/03/22[2]	924,975	924,975
Total Repurchase Agreements
(Cost $4,356,454)		4,356,454

Total Investments - 126.8%
(Cost $9,967,775)		$9,967,785
Other Assets & Liabilities, net - (26.8)%		(2,109,121)
Total Net Assets - 100.0%		$7,858,664

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	3.03% (Federal Funds Rate - 0.05%)	At Maturity	11/17/22	7,848	$13,064,418	$2,659,795
Barclays Bank plc	Russell 2000 Index	Receive	2.46% (SOFR - 0.50%)	At Maturity	11/16/22	1,212	2,017,440	211,036
BNP Paribas	Russell 2000 Index	Receive	2.88% (Federal Funds Rate - 0.20%)	At Maturity	11/17/22	380	632,665	65,218
							$15,714,523	$2,936,049

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2022
INVERSE RUSSELL 2000® 2x STRATEGY FUND

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2022.
[3]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$4,999,367	$—	$4,999,367
Federal Agency Notes	—	500,003	—	500,003
U.S. Treasury Bills	—	111,961	—	111,961
Repurchase Agreements	—	4,356,454	—	4,356,454
Equity Index Swap Agreements**	—	2,936,049	—	2,936,049
Total Assets	$—	$12,903,834	$—	$12,903,834

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2022

Assets:
Investments, at value (cost $5,611,321)	$5,611,331
Repurchase agreements, at value (cost $4,356,454)	4,356,454
Segregated cash with broker	110,467
Unrealized appreciation on OTC swap agreements	2,936,049
Receivables:
Fund shares sold	157,696
Interest	2,558
Investment Adviser	2,315
Total assets	13,176,870

Liabilities:
Segregated cash due to broker	2,540,000
Payable for:
Fund shares redeemed	2,585,751
Swap settlement	166,036
Management fees	7,215
Transfer agent and administrative fees	2,776
Distribution and service fees	2,057
Portfolio accounting/administration fees	900
Trustees’ fees*	116
Miscellaneous	13,355
Total liabilities	5,318,206
Net assets	$7,858,664

Net assets consist of:
Paid in capital	$81,564,014
Total distributable earnings (loss)	(73,705,350)
Net assets	$7,858,664

A-Class:
Net assets	$1,866,545
Capital shares outstanding	135,786
Net asset value per share	$13.75
Maximum offering price per share (Net asset value divided by 95.25%)	$14.44

C-Class:
Net assets	$93,974
Capital shares outstanding	7,766
Net asset value per share	$12.10

H-Class:
Net assets	$5,898,145
Capital shares outstanding	436,465
Net asset value per share	$13.51

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2022

Investment Income:
Interest	$63,587
Total investment income	63,587

Expenses:
Management fees	42,443
Distribution and service fees:
A-Class	2,190
C-Class	448
H-Class	9,489
Transfer agent and administrative fees	11,050
Interest expense	8,935
Portfolio accounting/administration fees	8,293
Registration fees	4,959
Professional fees	1,775
Custodian fees	760
Trustees’ fees*	678
Miscellaneous	6,523
Total expenses	97,543
Less:
Expenses reimbursed by Adviser	(743)
Net expenses	96,800
Net investment loss	(33,213)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(32)
Swap agreements	279,559
Futures contracts	(28,859)
Net realized gain	250,668
Net change in unrealized appreciation (depreciation) on:
Investments	(90)
Swap agreements	2,785,405
Net change in unrealized appreciation (depreciation)	2,785,315
Net realized and unrealized gain	3,035,983
Net increase in net assets resulting from operations	$3,002,770

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(33,213)	$(101,499)
Net realized gain on investments	250,668	649,864
Net change in unrealized appreciation (depreciation) on investments	2,785,315	(97,276)
Net increase in net assets resulting from operations	3,002,770	451,089

Capital share transactions:
Proceeds from sale of shares
A-Class	1,352,064	2,408,143
C-Class	364,510	1,293,614
H-Class	208,275,581	481,953,587
Cost of shares redeemed
A-Class	(1,721,248)	(2,904,228)
C-Class	(361,753)	(1,311,779)
H-Class	(209,381,160)	(481,857,562)
Net decrease from capital share transactions	(1,472,006)	(418,225)
Net increase in net assets	1,530,764	32,864

Net assets:
Beginning of period	6,327,900	6,295,036
End of period	$7,858,664	$6,327,900

Capital share activity:
Shares sold
A-Class	114,902	246,146
C-Class	36,162	149,887
H-Class	17,965,677	49,379,699
Shares redeemed
A-Class	(143,850)	(298,576)
C-Class	(36,011)	(151,426)
H-Class	(17,992,905)	(49,292,858)
Net increase (decrease) in shares	(56,025)	32,872

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$10.09	$10.53	$55.29	$43.81	$47.99	$62.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.15)	(.39)	.08	.15	(.27)
Net gain (loss) on investments (realized and unrealized)	3.70	(.29)[e]	(44.37)	11.57	(4.33)	(14.18)
Total from investment operations	3.66	(.44)	(44.76)	11.65	(4.18)	(14.45)
Less distributions from:
Net investment income	—	—	—	(.17)	—	—
Total distributions	—	—	—	(.17)	—	—
Net asset value, end of period	$13.75	$10.09	$10.53	$55.29	$43.81	$47.99

Total Return[c]	36.27%	(4.18%)	(80.95%)	26.82%	(8.71%)	(23.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,867	$1,662	$2,286	$11,581	$9,245	$6,076
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(1.51%)	(1.61%)	0.19%	0.34%	(0.54%)
Total expenses	1.93%	1.76%	1.82%	1.86%	1.89%	1.78%
Net expenses[d]	1.92%	1.76%	1.82%	1.86%	1.89%	1.78%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$8.91	$9.37	$49.61	$39.63	$43.74	$57.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.20)	(.50)	(.21)	(.18)	(.71)
Net gain (loss) on investments (realized and unrealized)	3.25	(.26)[e]	(39.74)	10.36	(3.93)	(12.88)
Total from investment operations	3.19	(.46)	(40.24)	10.15	(4.11)	(13.59)
Less distributions from:
Net investment income	—	—	—	(.17)	—	—
Total distributions	—	—	—	(.17)	—	—
Net asset value, end of period	$12.10	$8.91	$9.37	$49.61	$39.63	$43.74

Total Return[c]	35.80%	(4.91%)	(81.11%)	25.86%	(9.40%)	(23.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$94	$68	$86	$348	$405	$348
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(2.26%)	(2.36%)	(0.55%)	(0.45%)	(1.44%)
Total expenses	2.65%	2.51%	2.57%	2.62%	2.63%	2.55%
Net expenses[d]	2.63%	2.51%	2.57%	2.62%	2.63%	2.55%
Portfolio turnover rate	—	—	—	—	—	—

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Six Months Ended September 30, 2022[a]	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 29, 2018
Per Share Data
Net asset value, beginning of period	$9.92	$10.41	$54.95	$43.62	$47.80	$62.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.13)	(.33)	(.02)	.09	(.36)
Net gain (loss) on investments (realized and unrealized)	3.63	(.36)[e]	(44.21)	11.52	(4.27)	(14.02)
Total from investment operations	3.59	(.49)	(44.54)	11.50	(4.18)	(14.38)
Less distributions from:
Net investment income	—	—	—	(.17)	—	—
Total distributions	—	—	—	(.17)	—	—
Net asset value, end of period	$13.51	$9.92	$10.41	$54.95	$43.62	$47.80

Total Return	36.19%	(4.71%)	(81.06%)	26.59%	(8.74%)	(23.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,898	$4,598	$3,923	$10,033	$6,273	$6,582
Ratios to average net assets:
Net investment income (loss)	(0.63%)	(1.62%)	(1.70%)	(0.05%)	0.22%	(0.68%)
Total expenses	1.97%	1.82%	1.89%	1.91%	1.89%	1.80%
Net expenses[d]	1.96%	1.82%	1.89%	1.91%	1.89%	1.80%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2022. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. At September 30, 2022, the Trust consisted of eight funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation.These financial statements are based on the September 30, 2022, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration,

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a fund is generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation.

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When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.58% at September 30, 2022.

(j) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign

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currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$52,476,135	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,683,579
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	258,798,032	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,209,466
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,348,007	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	773,795
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,501,254	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	524,438

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

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Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$135,981,242	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	64,029,711
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	297,129,035	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	$85,397,636
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	27,036,270	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	10,313,876
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	39,105,378	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	20,321,455

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2022:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity futures/swap contracts	Variation margin on futures contracts	Variation margin on futures contracts
	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2022:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2022
Inverse S&P 500® 2x Strategy Fund	$—	$7,614,064	$7,614,064
Inverse NASDAQ-100® 2x Strategy Fund	996,543	9,887,772	10,884,315
Inverse Dow 2x Strategy Fund	37,506	1,573,027	1,610,533
Inverse Russell 2000® 2x Strategy Fund	—	2,936,049	2,936,049

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2022
S&P 500® 2x Strategy Fund	$41,987	$14,651,052	$14,693,039
NASDAQ-100® 2x Strategy Fund	14,032,859	32,234,585	46,267,444
Dow 2x Strategy Fund	26,943	1,532,774	1,559,717
Russell 2000® 2x Strategy Fund	302,072	2,201,973	2,504,045

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity futures/Swap contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2022:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$(6,026,431)	$(17,528,087)	$(23,554,518)
Inverse S&P 500® 2x Strategy Fund	497,867	6,820,508	7,318,375
NASDAQ-100® 2x Strategy Fund	(36,604,438)	(59,460,717)	(96,065,155)
Inverse NASDAQ-100® 2x Strategy Fund	1,474,692	26,456,210	27,930,902
Dow 2x Strategy Fund	(1,362,611)	(3,736,036)	(5,098,647)
Inverse Dow 2x Strategy Fund	55,908	110,547	166,455
Russell 2000® 2x Strategy Fund	(358,562)	(4,211,896)	(4,570,458)
Inverse Russell 2000® 2x Strategy Fund	(28,859)	279,559	250,700

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$(4,332,390)	$(21,094,142)	$(25,426,532)
Inverse S&P 500® 2x Strategy Fund	—	7,670,807	7,670,807
NASDAQ-100® 2x Strategy Fund	(37,889,305)	(59,926,294)	(97,815,599)
Inverse NASDAQ-100® 2x Strategy Fund	1,032,147	9,661,748	10,693,895
Dow 2x Strategy Fund	(95,339)	(2,130,801)	(2,226,140)
Inverse Dow 2x Strategy Fund	37,506	1,534,498	1,572,004
Russell 2000® 2x Strategy Fund	(445,005)	(2,534,169)	(2,979,174)
Inverse Russell 2000® 2x Strategy Fund	—	2,785,405	2,785,405

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	$7,614,064	$—	$7,614,064	$—	$(7,037,425)	$576,639
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	9,887,772	—	9,887,772	—	(8,840,266)	1,047,506
Inverse Dow 2x Strategy Fund	Swap equity contracts	1,573,027	—	1,573,027	—	—	1,573,027
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	2,936,049	—	2,936,049	—	(2,540,000)	396,049

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$14,651,052	$—	$14,651,052	$—	$—	$14,651,052
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	32,234,585	—	32,234,585	—	—	32,234,585
Dow 2x Strategy Fund	Swap equity contracts	1,532,774	—	1,532,774	—	—	1,532,774
Russell 2000® 2x Strategy Fund	Swap equity contracts	2,201,973	—	2,201,973	—	—	2,201,973

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2022.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$2,317,599	$—
Inverse S&P 500® 2x Strategy Fund	Barclays Bank plc	Futures contracts	—	1,180,000
	Barclays Bank plc	Total return swap agreements	293,000	—
	BNP Paribas	Total return swap agreements	—	2,200,000
	Goldman Sachs International	Total return swap agreements	—	9,080,000
Inverse S&P 500® 2x Strategy Fund Total			293,000	12,460,000
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	7,910,540	—
Inverse NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Futures contracts	—	1,210,000
	Barclays Bank plc	Total return swap agreements	91,000	—
	BNP Paribas	Total return swap agreements	—	16,860,000
	Goldman Sachs International	Futures contracts	1,709,082	—
	Goldman Sachs International	Total return swap agreements	—	13,290,000
Inverse NASDAQ-100® 2x Strategy Fund Total			1,800,082	31,360,000
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	1,178,228	—
	Goldman Sachs International	Futures contracts	6,819	—
Dow 2x Strategy Fund Total			1,185,047	—
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Futures contracts	—	530,000
	BNP Paribas	Total return swap agreements	—	910,000
	Goldman Sachs International	Futures contracts	22,500	—
Inverse Dow 2x Strategy Fund Total			22,500	1,440,000
Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	1,223,228	—
Inverse Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	110,467	—
	Goldman Sachs International	Total return swap agreements	—	2,540,000
Inverse Russell 2000® 2x Strategy Fund Total			110,467	2,540,000

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

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Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

When the aggregate assets of each series of the Trust and each series of Rydex Series Funds (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2022, GFD retained sales charges of $16,160 relating to sales of A-Class shares of the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strips
2.97%			0.00%
Due 10/03/22	$69,795,529	$69,812,803	Due 05/15/25 - 02/15/27	$80,583,461	$71,191,440

BofA Securities, Inc.			U.S. Treasury Note
2.91%			2.75%
Due 10/03/22	26,844,434	26,850,944	Due 05/31/29	29,168,500	27,381,365

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
2.92%			0.25%
Due 10/03/22	26,049,860	26,056,199	Due 01/15/25	27,683,702	26,570,912

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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At September 30, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
NASDAQ-100® 2x Strategy Fund	$503,636	$(503,636)	$—	$529,215	$—	$529,215
Russell 2000® 2x Strategy Fund	202,613	(202,613)	—	209,582	—	209,582

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® 2x Strategy Fund	$163,851,155	$—	$(34,562,975)	$(34,562,975)
Inverse S&P 500® 2x Strategy Fund	34,834,061	7,614,900	—	7,614,900
NASDAQ-100® 2x Strategy Fund	410,304,610	45,674,284	(50,535,763)	(4,861,479)
Inverse NASDAQ-100® 2x Strategy Fund	106,463,990	10,884,861	—	10,884,861
Dow 2x Strategy Fund	24,959,334	3,541,933	(2,286,283)	1,255,650
Inverse Dow 2x Strategy Fund	5,987,279	1,610,797	—	1,610,797
Russell 2000® 2x Strategy Fund	33,600,424	227,646	(5,490,857)	(5,263,211)
Inverse Russell 2000® 2x Strategy Fund	9,967,775	2,936,059	—	2,936,059

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$290,628,092	$363,632,015
NASDAQ-100® 2x Strategy Fund	1,036,583,241	1,294,280,857
Dow 2x Strategy Fund	56,832,062	59,816,647
Russell 2000® 2x Strategy Fund	2,675,278	4,765,077

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2022, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® 2x Strategy Fund	$104,583,052	$177,970,644	$1,816,463
NASDAQ-100® 2x Strategy Fund	299,789,373	296,256,271	2,951,283
Dow 2x Strategy Fund	10,097,629	13,248,495	82,738
Russell 2000® 2x Strategy Fund	1,690,511	1,421,323	(181,246)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $150,000,000 line of credit from U.S. Bank, N.A., which was increased to $200,000,000 on February 10, 2021. On June 6, 2022, the line of credit agreement was renewed and expires on June 5, 2023. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.56% for the period ended September 30, 2022. The Funds did not have any borrowings outstanding under this agreement at September 30, 2022.

The average daily balances borrowed for the period ended September 30, 2022, were as follows:

Fund	Average Daily Balance
S&P 500® 2x Strategy Fund	$16,192
Inverse S&P 500® 2x Strategy Fund	7,279
NASDAQ-100® 2x Strategy Fund	241,866
Inverse NASDAQ-100® 2x Strategy Fund	123
Dow 2x Strategy Fund	10,140
Russell 2000® 2x Strategy Fund	707

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Rydex Dynamic Funds Contracts Review Committee

Rydex Dynamic Funds (the “Trust”) was organized as a Delaware statutory trust on August 6, 1999, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund” and collectively, the “Funds”):

●	Dow 2x Strategy Fund	●	Inverse Dow 2x Strategy Fund
●	Inverse NASDAQ-100® 2x Strategy Fund	●	Inverse Russell 2000® 2x Strategy Fund
●	Inverse S&P 500® 2x Strategy Fund	●	NASDAQ-100® 2x Strategy Fund
●	Russell 2000® 2x Strategy Fund	●	S&P 500® 2x Strategy Fund

Security Investors, LLC (“Security Investors” or the “Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and Security Investors (the “Advisory Agreement”). (Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors and other affiliated investment management businesses of Guggenheim Partners.)

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OTHER INFORMATION (Unaudited)(continued)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 19, 2022 (the “April Meeting”) and on May 24-25, 2022 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a summary of notable distinctions between the Funds and the applicable peer group identified in the FUSE reports.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures while also providing for unlimited trading privileges, and that the Funds offer a unique set of product features. The Committee noted that each Fund seeks to track the performance (before fees and expenses) of a specific benchmark index on a daily basis. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Fund relative to the applicable benchmark index.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, the funds in the Guggenheim fund complex, including the Funds. The Committee also noted that as of March 31, 2022, Security Investors had entered into a Macroeconomic Services Agreement, at no fee, with another Guggenheim affiliate, Guggenheim Partners Advisors, LLC, to receive certain global and sector macroeconomic analysis and insight along with other guidance.

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OTHER INFORMATION (Unaudited)(continued)

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Committee considered the Funds’ unique product features, including their tradability, the real time cash process employed for the Funds and twice-daily pricing for the Funds on select trading platforms, and the leveraged and inverse strategies offered, and the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features. The Committee noted that the Funds allow frequent trading and unlimited exchange privileges among like share classes and noted the magnitude of changes in each Fund’s assets during 2021, 2020 and 2019. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee also took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the five-year, three-year and one-year periods ended December 31, 2021. In addition, the Committee received a comparison of each Fund’s performance to the performance of one or two peer funds identified by FUSE from the two direct competitor product suites, in each case for the same periods. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group for performance and expense comparisons. The Committee received tracking error data for the Funds relative to the applicable benchmark index for the five-year, three-year and one-year periods ended December 31, 2021 as well as a comparison of the tracking error of each Fund’s Class H shares to the tracking error of a peer fund, in each case for the same periods. The Committee also received certain updated performance information as of March 31, 2022 and April 30, 2022.

The Committee considered the Adviser’s statement that the Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances in which there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder

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OTHER INFORMATION (Unaudited)(continued)

activity, financing costs associated with leverage and investment instruments used to achieve certain exposures, noting the Adviser’s statement that expenses and transaction costs based on shareholder activity are the primary driver of performance differences. In this connection, the Committee considered the tracking error of each Fund’s Class H shares relative to its applicable benchmark index and compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds in the two direct competitor product suites. The Committee observed that the performance of the Funds’ Class H shares over the five-year, three-year and one-year periods ended December 31, 2021 was generally in line with the performance of their respective peer funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than variable insurance fund counterparts to certain Funds, each of which is charged the same advisory fee as the corresponding Fund.

The Committee considered the Adviser’s summary of notable distinctions between the Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing the Funds’ advisory fees. The Committee noted that the contractual advisory fee for each Fund’s Class H shares was equal to the contractual advisory fee charged to its peer fund from the directly comparable product suite, except for the NASDAQ-100® 2x Strategy Fund. The Committee also considered the net effective management fee and total net expense ratio for each Fund’s Class H shares as compared to its peer fund from the directly comparable product suite. The Committee also noted Management’s agreement as a part of the annual contract renewal process to (1) apply a 0.05% contractual advisory fee waiver for all the Funds in the Trust from August 1, 2022 through August 1, 2023; and (2) to implement a 0.05% breakpoint at $500 million in assets for the NASDAQ-100® 2x Strategy Fund. The Committee further considered that based on these changes, management represented that all Fund advisory fees would be below those of the directly comparable peers and its belief that these Funds would continue to provide a strong value proposition for advisers and their clients.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2021 and April 30, 2022, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(concluded)

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s representation that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that, Guggenheim’s overall expenses increased in 2021, which was primarily due to increased expenses in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

The Committee noted that, with the exception of the new breakpoint adopted for the NASDAQ-100 2x Strategy Fund, the applicable breakpoint level for the Funds is applied at the product-suite level, rather than on a Fund level, as the Funds are designed for tactical advisors and provide unlimited trading privileges, with individual Fund assets fluctuating significantly throughout the year. Under the breakpoint schedule adopted in June 2018 to reflect product-suite level economies of scale, each Fund’s advisory fee would be subject to a uniform fee breakpoint reduction schedule that would take effect if the aggregate assets of the Funds and the tradable series of Rydex Series Funds exceed $10 billion.

As part of its assessment of economies of scale, the Committee also took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including breakpoints, advisory fees set at competitive rates pre-assuming future asset growth, and investments in personnel, operations and infrastructure to support the Fund business. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended, and the Board approved, the renewal of the Advisory Agreement for an additional annual term.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Member, Board of Directors, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present). Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since August 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (August 2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-August 2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2019

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Rydex Dynamic Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2021, to March 31, 2022. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 8, 2022

By (Signature and Title)*	/s/ James M. Howley
James M. Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 8, 2022

*	Print the name and title of each signing officer under his or her signature.